UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1: Report(s) to Shareholders.

Semiannual Report | June 30, 2023
Schwab Value Advantage Money Fund®

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
1Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with Schwab Asset Management since
2006, and also worked in Schwab Asset Management’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining Schwab, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with Schwab Asset Management since
2010 and has held a number of positions at Schwab since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Feske previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining
Schwab in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts
Securities, a boutique corporate bond broker-dealer. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Menoufy has been a portfolio manager with Schwab Asset Management since 2013, when he started as an associate portfolio manager and was promoted to portfolio manager in
2020. He held several positions prior to that supporting the taxable and tax-exempt money funds during his tenure at the firm. Before joining Schwab in 2007, he spent several years as a mortgage specialist at
JPMorgan Chase and an equity plan administrator for Delegata Corporation.

Schwab Value Advantage Money Fund | Semiannual Report2

Schwab Value Advantage Money Fund

The Schwab Value Advantage Money Fund’s (the fund) goal is to seek the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations that are issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2023, short-term money market security yields were driven higher as the U.S. Federal Reserve (Fed) continued to raise interest rates, albeit at a slower pace than in 2022. Inflationary pressure eased compared to 2022 but remained well above the Fed’s historical 2% target, and the unemployment rate remained low. In response to these conditions, the Fed raised the federal funds rate three times during the reporting period, by 0.25% each time, ending the period in a range of 5.00% to 5.25%. The Fed general reduced the assets held on its balance sheet over the reporting period despite a temporary spike in March when three regional U.S. banks failed and regulators swiftly stepped in with monetary support to prevent the crisis from spreading.
In January, the U.S. Treasury hit the debt limit, began operating under “extraordinary measures,” and announced that early June was the potential date of a technical default. During the lead-up to debt-ceiling negotiations, the supply of U.S. Treasury bills declined, and short-term U.S. Treasury bills with maturities that could potentially be affected by a default became more volatile. Once a debt ceiling agreement was reached and the debt ceiling was increased in early June, supply increased. The Fed’s Overnight Reverse Repurchase Agreement Facility ensured there was no shortage of supply despite the swings in U.S. Treasury bill issuance.
Central banks outside the United States also battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates four times during the reporting period in their efforts to bring inflation levels lower. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, despite shifting conditions.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. As the pace of the Fed’s short-term interest rate hikes slowed, prime money funds began buying more fixed-rate securities with longer maturities. As a result, the fund’s weighted average maturity (WAM) ended the reporting period around where it began, beginning the period at 17 days and ending it at 19 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	19 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWVXX	SNAXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	4.94%	5.09%
Seven-Day Yield (without waivers)[2]	4.93%	5.08%
Seven-Day Effective Yield (with waivers)[2]	5.06%	5.22%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Value Advantage Money Fund | Semiannual Report4

Schwab Value Advantage Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2023 and held through June 30, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1]	BEGINNING ACCOUNT VALUE AT 1/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/23	EXPENSES PAID DURING PERIOD 1/1/23-6/30/23[2]
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,023.20	$1.71
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.11	$1.71
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,023.90	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.85	$0.95

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by
365 days in the fiscal year.

5Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.02	0.00 [2]	0.00 [2]	0.02	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]
Total from investment operations	0.02	0.02	0.00 [2]	0.00 [2]	0.02	0.02
Less distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.00)[2,3]	(0.00)[2]	(0.02)	(0.02)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.02)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.32%[4]	1.54%	0.04%[3]	0.44%	2.07%	1.79%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[5]	0.31%[6,7]	0.11%[7]	0.28%[7,8]	0.34%	0.34%
Gross operating expenses	0.35%[5]	0.35%[6]	0.35%	0.41%	0.42%	0.44%
Net investment income (loss)	4.64%[5]	1.97%	0.04%	0.47%	2.02%	1.87%
Net assets, end of period (x 1,000,000)	$130,262	$94,290	$42,245	$56,419	$74,972	$47,721

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
Schwab Value Advantage Money Fund | Semiannual Report6

Schwab Value Advantage Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.02	0.00 [2]	0.01	0.02	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]
Total from investment operations	0.02	0.02	0.00 [2]	0.01	0.02	0.02
Less distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.00)[2,3]	(0.01)	(0.02)	(0.02)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.02)	(0.02)	(0.00)[2]	(0.01)	(0.02)	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.39%[4]	1.66%	0.04%[3]	0.53%	2.22%	1.94%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[5]	0.18%[6,7]	0.11%[7]	0.18%[7,8]	0.19%	0.19%
Gross operating expenses	0.20%[5]	0.20%[6]	0.20%	0.26%	0.27%	0.29%
Net investment income (loss)	4.78%[5]	2.09%	0.04%	0.56%	2.17%	2.00%
Net assets, end of period (x 1,000,000)	$80,239	$69,065	$33,078	$37,882	$47,497	$29,554

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
7Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 23.6% OF NET ASSETS
BANK OF AMERICA NA
		5.40%		08/23/23	645,000,000	645,000,000
(SOFR + 0.40%)	(a)	5.46%	07/03/23	12/01/23	490,000,000	490,000,000
		5.70%		12/08/23	117,000,000	117,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.65%)	(a)	5.71%	07/03/23	09/07/23	241,000,000	241,000,000
(SOFR + 0.50%)	(a)	5.56%	07/03/23	09/29/23	388,000,000	388,000,000
(SOFR + 0.37%)	(a)	5.43%	07/03/23	10/18/23	48,000,000	48,000,000
(SOFR + 0.35%)	(a)	5.41%	07/03/23	11/07/23	144,000,000	144,000,000
(SOFR + 0.35%)	(a)	5.41%	07/03/23	11/09/23	100,000,000	100,000,000
		5.73%		01/05/24	100,000,000	100,000,000
		5.83%		03/27/24	500,000,000	500,000,000
		6.05%		06/28/24	195,000,000	195,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)
(SOFR + 0.38%)	(a)	5.44%	07/03/23	07/10/23	475,000,000	475,000,000
		5.18%		07/12/23	726,000,000	726,000,000
(SOFR + 0.29%)	(a)	5.35%	07/03/23	08/01/23	360,200,000	360,200,000
		5.14%		08/07/23	542,000,000	542,000,000
		5.75%		12/22/23	500,000,000	500,000,000
BNP PARIBAS (NEW YORK BRANCH)
(SOFR + 0.27%)	(a)	5.33%	07/03/23	08/02/23	860,000,000	860,000,000
		5.36%		11/13/23	232,000,000	232,000,000
(SOFR + 0.38%)	(a)	5.44%	07/03/23	11/13/23	750,000,000	750,000,000
(SOFR + 0.44%)	(a)	5.50%	07/03/23	12/01/23	452,000,000	452,000,000
(SOFR + 0.40%)	(a)	5.46%	07/03/23	12/15/23	373,000,000	373,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(SOFR + 0.42%)	(a)	5.48%	07/03/23	12/01/23	250,000,000	250,000,000
		5.60%		12/01/23	150,000,000	150,000,000
		5.70%		12/01/23	250,000,000	250,000,000
		5.66%		12/14/23	490,000,000	490,000,000
CITIBANK NA
		5.40%		09/19/23	460,000,000	460,000,000
(SOFR + 0.60%)	(a)	5.66%	07/03/23	09/25/23	480,000,000	480,000,000
		5.72%		12/14/23	225,000,000	225,000,000
See financial notes
Schwab Value Advantage Money Fund | Semiannual Report8

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.75%		01/02/24	475,000,000	475,000,000
		5.77%		01/03/24	480,000,000	480,000,000
COOPERATIEVE RABOBANK UA (LONDON BRANCH)
		5.17%		08/25/23	490,000,000	490,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(SOFR + 0.55%)	(a)	5.61%		07/03/23	150,000,000	150,000,000
(SOFR + 0.65%)	(a)	5.71%	07/03/23	08/22/23	250,000,000	250,000,000
		5.61%		12/01/23	49,000,000	49,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)
		5.07%		07/05/23	73,000,000	73,000,000
		5.31%		08/07/23	106,000,000	106,000,000
		5.31%		08/08/23	250,000,000	250,000,000
		5.55%		09/05/23	400,000,000	400,000,000
		5.53%		09/15/23	300,000,000	300,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)
		5.08%		07/05/23	781,000,000	781,000,000
		5.08%		07/06/23	266,000,000	266,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)
		5.08%		07/05/23	506,000,000	506,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (LONDON BRANCH)
		5.43%		07/27/23	297,000,000	297,000,000
		5.39%		08/07/23	98,000,000	97,493,580
		5.48%		08/25/23	115,500,000	115,500,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
		5.08%		07/05/23	293,000,000	293,000,000
		5.08%		07/06/23	134,000,000	134,000,000
(SOFR + 0.39%)	(a)	5.45%	07/03/23	07/17/23	200,000,000	200,000,000
(SOFR + 0.30%)	(a)	5.36%	07/03/23	07/18/23	110,000,000	110,000,000
(SOFR + 0.39%)	(a)	5.45%	07/03/23	07/18/23	163,000,000	163,000,000
		5.10%		08/01/23	253,000,000	253,000,000
(SOFR + 0.24%)	(a)	5.30%	07/03/23	08/09/23	119,000,000	119,000,000
(SOFR + 0.20%)	(a)	5.26%	07/03/23	08/15/23	294,000,000	294,000,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	08/28/23	152,000,000	152,000,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	09/06/23	213,000,000	213,000,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	09/07/23	333,500,000	333,500,000
(SOFR + 0.40%)	(a)	5.46%	07/03/23	11/15/23	367,000,000	367,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(SOFR + 0.33%)	(a)	5.39%	07/03/23	08/09/23	892,000,000	892,000,000
(SOFR + 0.30%)	(a)	5.36%	07/03/23	08/17/23	488,000,000	488,000,000
(SOFR + 0.33%)	(a)	5.39%	07/03/23	09/13/23	300,000,000	300,000,000
		5.54%		09/21/23	89,000,000	89,000,000
MUFG BANK LTD (NEW YORK BRANCH)
(SOFR + 0.25%)	(a)	5.31%	07/03/23	08/09/23	604,000,000	604,000,000
(SOFR + 0.22%)	(a)	5.28%	07/03/23	08/14/23	235,000,000	235,000,000
(SOFR + 0.20%)	(a)	5.26%	07/03/23	08/21/23	300,000,000	300,000,000
		5.39%		08/23/23	225,000,000	225,000,000
See financial notes
9Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.17%)	(a)	5.23%	07/03/23	09/06/23	400,000,000	400,000,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	09/07/23	447,000,000	447,000,000
(SOFR + 0.45%)	(a)	5.51%	07/03/23	10/24/23	475,000,000	475,000,000
(SOFR + 0.44%)	(a)	5.50%	07/03/23	10/25/23	95,000,000	95,000,000
(SOFR + 0.43%)	(a)	5.49%	07/03/23	10/26/23	396,000,000	396,000,000
(SOFR + 0.43%)	(a)	5.49%	07/03/23	11/09/23	385,000,000	385,000,000
(SOFR + 0.43%)	(a)	5.49%	07/03/23	11/22/23	330,000,000	330,000,000
(SOFR + 0.43%)	(a)	5.49%	07/03/23	11/28/23	468,000,000	468,000,000
(SOFR + 0.45%)	(a)	5.51%	07/03/23	12/05/23	225,000,000	225,000,000
		5.67%		12/13/23	555,000,000	555,000,000
NORDEA BANK ABP (NEW YORK BRANCH)
		5.12%		07/03/23	290,000,000	290,000,000
		5.00%		08/02/23	300,000,000	300,000,000
(SOFR + 0.23%)	(a)	5.29%	07/03/23	08/18/23	198,000,000	198,000,000
(SOFR + 0.32%)	(a)	5.38%	07/03/23	09/25/23	195,000,000	195,000,000
(SOFR + 0.40%)	(a)	5.46%	07/03/23	12/01/23	300,000,000	300,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.71%)	(a)	5.77%	07/03/23	07/21/23	195,000,000	195,000,000
(SOFR + 0.15%)	(a)	5.21%	07/03/23	09/05/23	200,000,000	200,000,000
		5.53%		09/12/23	140,000,000	140,000,000
(SOFR + 0.38%)	(a)	5.44%	07/03/23	11/21/23	330,000,000	330,000,000
(SOFR + 0.40%)	(a)	5.46%	07/03/23	11/27/23	244,000,000	244,000,000
(SOFR + 0.18%)	(a)	5.24%	07/03/23	12/07/23	232,000,000	231,990,066
ROYAL BANK OF CANADA (NEW YORK BRANCH)
		4.08%		07/14/23	149,000,000	149,000,000
(SOFR + 0.50%)	(a)	5.56%	07/03/23	07/17/23	275,000,000	275,000,000
(SOFR + 0.50%)	(a)	5.56%	07/03/23	07/19/23	79,000,000	79,000,000
(SOFR + 0.60%)	(a)	5.66%	07/03/23	08/31/23	400,000,000	400,000,000
(SOFR + 0.57%)	(a)	5.63%	07/03/23	09/14/23	475,000,000	475,000,000
(SOFR + 0.71%)	(a)	5.77%	07/03/23	10/02/23	600,000,000	600,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.40%)	(a)	5.46%	07/03/23	07/05/23	480,000,000	480,000,000
(SOFR + 0.40%)	(a)	5.46%	07/03/23	07/07/23	500,000,000	500,000,000
(SOFR + 0.35%)	(a)	5.41%	07/03/23	07/10/23	217,000,000	217,000,000
(SOFR + 0.28%)	(a)	5.34%	07/03/23	07/18/23	255,000,000	255,000,000
(SOFR + 0.25%)	(a)	5.31%	07/03/23	08/07/23	502,000,000	502,000,000
(SOFR + 0.20%)	(a)	5.26%	07/03/23	08/21/23	420,000,000	420,000,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	08/28/23	312,000,000	312,000,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	09/05/23	275,000,000	275,000,000
(SOFR + 0.45%)	(a)	5.51%	07/03/23	10/23/23	300,000,000	300,000,000
(SOFR + 0.43%)	(a)	5.49%	07/03/23	11/06/23	124,000,000	124,000,000
(SOFR + 0.44%)	(a)	5.50%	07/03/23	11/20/23	119,000,000	119,000,000
(SOFR + 0.46%)	(a)	5.52%	07/03/23	12/04/23	530,000,000	530,000,000
(SOFR + 0.43%)	(a)	5.49%	07/03/23	12/12/23	102,000,000	102,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(SOFR + 0.32%)	(a)	5.38%	07/03/23	08/03/23	360,000,000	360,000,000
(SOFR + 0.32%)	(a)	5.38%	07/03/23	08/04/23	400,000,000	400,000,000
(SOFR + 0.30%)	(a)	5.36%	07/03/23	08/23/23	485,000,000	485,000,000
See financial notes
Schwab Value Advantage Money Fund | Semiannual Report10

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.30%)	(a)	5.36%	07/03/23	08/24/23	400,000,000	400,000,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	09/06/23	350,000,000	350,000,000
		5.54%		09/19/23	200,000,000	200,000,000
		5.54%		09/20/23	300,000,000	300,000,000
(SOFR + 0.46%)	(a)	5.52%	07/03/23	12/04/23	500,000,000	500,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(SOFR + 0.65%)	(a)	5.71%	07/03/23	07/14/23	330,000,000	330,000,000
		5.18%		08/18/23	778,000,000	778,000,000
(SOFR + 0.69%)	(a)	5.75%	07/03/23	08/29/23	475,000,000	475,000,000
(SOFR + 0.35%)	(a)	5.41%	07/03/23	10/25/23	497,000,000	497,000,000
		5.65%		12/07/23	462,000,000	462,000,000
SWEDBANK AB (NEW YORK BRANCH)
		4.99%		07/20/23	500,000,000	500,000,000
(SOFR + 0.38%)	(a)	5.44%	07/03/23	10/24/23	191,000,000	191,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
		5.21%		07/28/23	494,000,000	494,000,000
		5.18%		08/21/23	484,000,000	484,000,000
(SOFR + 0.71%)	(a)	5.77%	07/03/23	08/22/23	185,000,000	185,000,000
		5.25%		08/28/23	560,000,000	560,000,000
(SOFR + 0.57%)	(a)	5.63%	07/03/23	09/20/23	106,000,000	106,000,000
(EFFR + 0.48%)	(a)	5.55%	07/03/23	09/29/23	290,000,000	290,000,000
		5.40%		10/13/23	240,000,000	240,000,000
		5.11%		10/19/23	290,000,000	290,000,000
		5.42%		11/20/23	735,000,000	735,000,000
		5.47%		11/20/23	242,000,000	242,000,000
		5.55%		11/30/23	1,000,000,000	1,000,000,000
		5.70%		11/30/23	100,000,000	100,000,000
		5.86%		03/22/24	475,000,000	475,000,000
TRUIST BANK
		5.07%		07/05/23	1,270,000,000	1,270,000,000
		5.07%		07/06/23	2,150,000,000	2,150,000,000
		5.18%		07/31/23	347,000,000	347,000,000
WELLS FARGO BANK NA
(SOFR + 0.35%)	(a)	5.41%	07/03/23	10/26/23	488,000,000	488,000,000
Total Certificates Of Deposit (Cost $49,591,683,646)						49,591,683,646

ASSET-BACKED COMMERCIAL PAPER 4.7% OF NET ASSETS
ATLANTIC ASSET SECURITIZATION LLC
	(b)(c)	5.06%		07/03/23	29,000,000	29,000,000
	(b)(c)	5.11%		07/05/23	8,100,000	8,097,705
BARTON CAPITAL SA
	(b)(c)	5.32%		08/07/23	49,000,000	48,749,896
	(b)(c)	5.36%		08/07/23	100,000,000	99,486,666
	(b)(c)	5.40%		08/16/23	49,000,000	48,680,792
	(b)(c)	5.34%		08/17/23	49,000,000	48,677,825
	(b)(c)	5.44%		08/22/23	49,000,000	48,634,542
See financial notes
11Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BEDFORD ROW FUNDING CORP
(SOFR + 0.17%)	(a)(b)(c)	5.23%	07/03/23	10/12/23	200,000,000	200,000,000
(SOFR + 0.40%)	(a)(b)(c)	5.46%	07/03/23	10/23/23	190,000,000	190,000,000
(SOFR + 0.36%)	(a)(b)(c)	5.42%	07/03/23	11/07/23	268,000,000	268,000,000
(SOFR + 0.36%)	(a)(b)(c)	5.42%	07/03/23	11/15/23	98,000,000	98,000,000
	(b)(c)	5.72%		12/05/23	150,000,000	146,415,625
BENNINGTON STARK CAPITAL COMPANY LLC
	(b)(c)	5.11%		07/06/23	104,000,000	103,955,800
	(b)(c)	5.30%		08/08/23	208,969,000	207,876,092
	(b)(c)	5.34%		08/11/23	50,000,000	49,714,542
	(b)(c)	5.42%		09/01/23	269,000,000	266,605,900
CABOT TRAIL FUNDING LLC	(b)(c)	5.16%		08/22/23	155,000,000	153,919,306
CAFCO LLC	(b)(c)	5.06%		07/03/23	21,600,000	21,600,000
CHARIOT FUNDING LLC
	(b)(c)	5.30%		08/04/23	78,400,000	78,035,527
	(b)(c)	5.29%		08/07/23	146,000,000	145,259,050
	(b)(c)	5.31%		08/09/23	91,200,000	90,708,837
	(b)(c)	5.31%		08/10/23	195,000,000	193,921,433
	(b)(c)	5.30%		08/11/23	125,000,000	124,291,771
CHARTA LLC	(b)(c)	5.51%		09/13/23	73,000,000	72,208,680
COLLATERALIZED COMMERCIAL PAPER V CO LLC
	(b)	5.10%		07/17/23	190,000,000	189,632,772
(SOFR + 0.25%)	(a)(b)	5.31%	07/03/23	08/07/23	170,000,000	170,000,000
(SOFR + 0.17%)	(a)(b)	5.23%	07/03/23	09/07/23	150,000,000	150,000,000
(SOFR + 0.16%)	(a)(b)	5.22%	07/03/23	09/11/23	200,000,000	200,000,000
(SOFR + 0.45%)	(a)(b)	5.51%	07/03/23	11/09/23	244,000,000	244,000,000
GOTHAM FUNDING CORP
	(b)(c)	5.29%		07/25/23	41,800,000	41,666,658
	(b)(c)	5.30%		08/01/23	118,500,000	118,001,708
	(b)(c)	5.29%		08/07/23	59,000,000	58,700,575
	(b)(c)	5.34%		08/17/23	300,000,000	298,027,500
	(b)(c)	5.31%		08/18/23	112,000,000	111,251,529
	(b)(c)	5.46%		11/21/23	70,000,000	68,544,175
	(b)(c)	5.70%		12/12/23	75,000,000	73,130,250
GREAT BEAR FUNDING LLC / GREAT BEAR FUNDING DAC
	(b)(c)	5.09%		07/05/23	14,000,000	13,996,041
	(b)(c)	5.10%		07/05/23	356,000,000	355,899,332
	(b)(c)	5.10%		07/06/23	78,000,000	77,966,915
	(b)(c)	5.10%		07/07/23	106,000,000	105,940,051
LIBERTY STREET FUNDING LLC
	(b)(c)	5.43%		11/16/23	19,000,000	18,621,013
	(b)(c)	5.71%		12/01/23	50,000,000	48,836,042
LMA AMERICAS LLC
	(b)(c)	5.07%		07/03/23	150,000,000	150,000,000
	(b)(c)	5.31%		07/21/23	65,000,000	64,829,375
See financial notes
Schwab Value Advantage Money Fund | Semiannual Report12

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)(c)	5.31%		07/24/23	57,300,000	57,124,519
	(b)(c)	5.33%		08/01/23	100,000,000	99,577,083
	(b)(c)	5.37%		08/02/23	49,000,000	48,783,583
	(b)(c)	5.34%		08/07/23	100,000,000	99,488,611
	(b)(c)	5.37%		08/08/23	53,200,000	52,918,040
	(b)(c)	5.33%		08/09/23	45,000,000	44,757,188
	(b)(c)	5.37%		08/10/23	15,520,000	15,433,174
	(b)(c)	5.34%		08/17/23	49,000,000	48,677,825
	(b)(c)	5.44%		08/23/23	49,650,000	49,272,288
	(b)(c)	5.42%		08/24/23	46,000,000	45,644,522
	(b)(c)	5.53%		08/29/23	50,850,000	50,411,207
	(b)(c)	5.55%		09/15/23	50,750,000	50,180,416
LONGSHIP FUNDING LLC
	(b)(c)	5.07%		07/05/23	98,000,000	97,972,397
	(b)(c)	5.09%		07/05/23	126,000,000	125,964,440
	(b)(c)	5.09%		07/06/23	196,000,000	195,917,026
	(b)(c)	5.09%		07/07/23	183,000,000	182,896,707
MANHATTAN ASSET FUNDING COMPANY LLC	(b)(c)	5.31%		07/26/23	50,000,000	49,832,292
NIEUW AMSTERDAM RECEIVABLES CORPORATION BV	(b)(c)	5.06%		07/03/23	27,374,000	27,374,000
OLD LINE FUNDING LLC
(SOFR + 0.37%)	(a)(b)(c)	5.43%	07/03/23	08/09/23	50,000,000	50,000,000
	(b)(c)	5.22%		10/25/23	63,000,000	61,998,510
PRICOA SHORT TERM FUNDING LLC	(b)(c)	5.28%		08/02/23	35,000,000	34,848,333
RIDGEFIELD FUNDING COMPANY LLC
	(b)(c)	5.30%		08/03/23	200,000,000	199,101,000
	(b)(c)	5.35%		09/01/23	300,000,000	297,365,000
	(b)(c)	5.41%		09/05/23	195,000,000	193,152,267
	(b)(c)	5.53%		09/18/23	50,000,000	49,418,222
SHEFFIELD RECEIVABLES COMPANY LLC
	(b)(c)	5.33%		08/02/23	98,000,000	97,570,433
	(b)(c)	5.32%		08/07/23	85,000,000	84,566,146
	(b)(c)	5.33%		08/10/23	100,000,000	99,444,778
	(b)(c)	5.35%		08/21/23	232,000,000	230,335,851
	(b)(c)	5.39%		08/22/23	300,000,000	297,783,333
	(b)(c)	5.52%		08/31/23	280,000,000	277,503,644
	(b)(c)	5.55%		09/19/23	146,000,000	144,272,820
STARBIRD FUNDING CORP
(SOFR + 0.17%)	(a)(b)(c)	5.23%	07/03/23	09/07/23	50,000,000	50,000,000
(SOFR + 0.17%)	(a)(b)(c)	5.23%	07/03/23	09/08/23	100,000,000	100,000,000
(SOFR + 0.39%)	(a)(b)(c)	5.45%	07/03/23	11/01/23	195,000,000	195,000,000
(SOFR + 0.38%)	(a)(b)(c)	5.44%	07/03/23	11/06/23	40,000,000	40,000,000
VERSAILLES COMMERCIAL PAPER LLC
	(b)(c)	5.38%		07/31/23	98,000,000	97,596,022
	(b)(c)	5.38%		08/03/23	143,000,000	142,347,364
See financial notes
13Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VICTORY RECEIVABLES CORP
	(b)(c)	5.09%		07/07/23	49,000,000	48,972,342
	(b)(c)	5.29%		07/26/23	77,000,000	76,743,205
	(b)(c)	5.29%		08/07/23	98,000,000	97,502,650
	(b)(c)	5.31%		08/21/23	146,000,000	144,960,683
	(b)(c)	5.70%		12/12/23	150,000,000	146,260,500
Total Asset-Backed Commercial Paper (Cost $9,899,852,346)						9,899,852,346

FINANCIAL COMPANY COMMERCIAL PAPER 11.9% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
	(c)	5.25%		09/13/23	400,000,000	395,920,000
	(c)	5.38%		11/17/23	146,000,000	143,088,598
BANK OF MONTREAL
	(c)	5.42%		08/21/23	500,000,000	496,359,028
(SOFR + 0.37%)	(a)(c)	5.43%	07/03/23	11/17/23	585,000,000	585,000,000
BANK OF NOVA SCOTIA
(SOFR + 0.72%)	(a)(c)	5.78%	07/03/23	07/19/23	200,000,000	200,000,000
(SOFR + 0.44%)	(a)(c)	5.50%	07/03/23	10/06/23	198,000,000	198,000,000
(SOFR + 0.44%)	(a)(c)	5.50%	07/03/23	10/10/23	191,000,000	191,000,000
(SOFR + 0.44%)	(a)(c)	5.50%	07/03/23	11/02/23	500,000,000	500,000,000
(SOFR + 0.33%)	(a)(c)	5.39%	07/03/23	11/14/23	97,000,000	96,991,489
(SOFR + 0.31%)	(a)(c)	5.37%	07/03/23	11/16/23	482,000,000	482,000,000
(SOFR + 0.30%)	(a)(c)	5.36%	07/03/23	11/21/23	145,000,000	145,000,000
(SOFR + 0.28%)	(a)(c)	5.34%	07/03/23	11/27/23	100,000,000	100,010,469
BARCLAYS BANK UK PLC
	(c)	5.08%		07/05/23	461,000,000	460,870,152
	(c)	5.08%		07/06/23	517,000,000	516,781,567
	(c)	5.08%		07/07/23	342,000,000	341,807,340
BOFA SECURITIES INC
(SOFR + 0.35%)	(a)(c)	5.41%	07/03/23	07/18/23	250,000,000	250,000,000
(SOFR + 0.35%)	(a)(c)	5.41%	07/03/23	07/19/23	245,000,000	245,000,000
(SOFR + 0.37%)	(a)(c)	5.43%	07/03/23	10/18/23	295,000,000	295,000,000
CITIGROUP GLOBAL MARKETS INC
	(c)	5.72%		12/08/23	475,000,000	463,408,944
		5.75%		12/27/23	800,000,000	778,052,000
DBS BANK LTD	(c)	5.07%		08/10/23	750,000,000	746,089,167
DNB BANK ASA
	(c)	4.99%		08/01/23	400,000,000	398,434,000
	(c)	5.09%		08/14/23	500,000,000	497,103,750
	(c)	5.09%		08/18/23	500,000,000	496,831,111
FEDERATION DES CAISSES DESJARDINS DU QUEBEC
	(c)	5.13%		08/14/23	298,000,000	296,261,667
	(c)	5.13%		08/17/23	300,000,000	298,125,000
	(c)	5.50%		09/05/23	160,000,000	158,456,889
See financial notes
Schwab Value Advantage Money Fund | Semiannual Report14

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ING US FUNDING LLC
(SOFR + 0.36%)	(a)(b)(c)	5.42%	07/03/23	11/06/23	488,000,000	488,000,000
JP MORGAN SECURITIES LLC
	(c)	5.30%		10/18/23	250,000,000	250,000,000
	(c)	5.75%		12/06/23	485,000,000	485,000,000
	(c)	5.78%		01/03/24	450,000,000	450,000,000
LLOYDS BANK PLC		5.28%		07/24/23	200,000,000	199,392,167
MIZUHO BANK LTD (SINGAPORE BRANCH)
	(c)	5.33%		07/20/23	275,000,000	274,316,931
	(c)	5.34%		08/04/23	275,000,000	273,714,222
	(c)	5.36%		08/08/23	288,000,000	286,477,920
	(c)	5.36%		08/09/23	465,000,000	462,474,210
	(c)	5.53%		09/05/23	496,000,000	491,194,311
NATIONAL AUSTRALIA BANK LTD
(SOFR + 0.35%)	(a)(c)	5.41%	07/03/23	10/25/23	365,000,000	365,000,000
(SOFR + 0.40%)	(a)(c)	5.46%	07/03/23	12/04/23	500,000,000	500,000,000
(SOFR + 0.40%)	(a)(c)	5.46%	07/03/23	12/13/23	500,000,000	500,000,000
NATIONAL BANK OF CANADA	(c)	5.00%		07/19/23	170,000,000	169,631,289
NORDEA BANK ABP	(c)	5.01%		08/02/23	190,000,000	189,227,333
ROYAL BANK OF CANADA
(SOFR + 0.50%)	(a)(c)	5.56%	07/03/23	10/04/23	490,000,000	490,000,000
(SOFR + 0.50%)	(a)(c)	5.56%	07/03/23	10/05/23	136,000,000	136,000,000
SANTANDER UK PLC
		5.30%		08/07/23	293,000,000	291,513,025
		5.30%		08/08/23	195,000,000	193,982,100
		5.31%		08/10/23	251,000,000	249,611,691
SKANDINAVISKA ENSKILDA BANKEN AB
	(c)	5.06%		07/18/23	80,000,000	79,835,667
(SOFR + 0.50%)	(a)(c)	5.56%	07/03/23	10/03/23	377,000,000	377,000,000
(SOFR + 0.36%)	(a)(c)	5.42%	07/03/23	11/13/23	500,000,000	500,000,000
(SOFR + 0.36%)	(a)(c)	5.42%	07/03/23	11/15/23	488,000,000	488,000,000
SOCIETE GENERALE SA	(c)	5.52%		08/31/23	451,000,000	446,979,084
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)
	(c)	5.53%		09/01/23	350,000,000	346,820,833
	(c)	5.54%		09/06/23	500,000,000	495,070,833
SVENSKA HANDELSBANKEN AB
(SOFR + 0.18%)	(a)(c)	5.24%	07/03/23	11/28/23	800,000,000	800,000,000
SWEDBANK AB
(SOFR + 0.16%)	(a)	5.22%	07/03/23	10/03/23	500,000,000	500,000,000
(SOFR + 0.14%)	(a)	5.20%	07/03/23	10/10/23	25,000,000	25,000,000
(SOFR + 0.38%)	(a)	5.44%	07/03/23	11/09/23	270,000,000	270,000,000
(SOFR + 0.36%)	(a)	5.42%	07/03/23	11/14/23	500,000,000	500,000,000
See financial notes
15Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.60%		12/01/23	293,000,000	286,314,391
		5.70%		12/01/23	130,000,000	126,979,161
TORONTO-DOMINION BANK/THE
(SOFR + 0.26%)	(a)(c)	5.32%	07/03/23	12/11/23	716,000,000	716,000,000
(SOFR + 0.58%)	(a)(c)	5.64%	07/03/23	01/09/24	276,000,000	276,000,000
UBS AG (LONDON BRANCH)
(SOFR + 0.25%)	(a)(c)	5.31%	07/03/23	08/14/23	90,000,000	90,000,000
(SOFR + 0.21%)	(a)(c)	5.27%	07/03/23	08/22/23	270,000,000	270,000,000
(SOFR + 0.18%)	(a)(c)	5.24%	07/03/23	09/01/23	350,000,000	350,000,000
(SOFR + 0.38%)	(a)(c)	5.44%	07/03/23	09/22/23	180,000,000	180,000,000
	(c)	5.74%		12/05/23	250,000,000	244,004,514
	(c)	5.75%		12/07/23	499,000,000	486,835,073
	(c)	5.77%		12/08/23	500,000,000	487,689,167
(SOFR + 0.46%)	(a)(c)	5.52%	07/03/23	01/05/24	300,000,000	300,000,000
Total Financial Company Commercial Paper (Cost $25,163,655,093)						25,163,655,093

NON-FINANCIAL COMPANY COMMERCIAL PAPER 1.1% OF NET ASSETS
EQUINOR ASA
	(c)	5.06%		07/03/23	104,300,000	104,300,000
	(c)	5.07%		07/03/23	91,000,000	91,000,000
PHILIP MORRIS INTERNATIONAL INC
	(c)	5.12%		07/05/23	440,000,000	439,875,089
TOTALENERGIES CAPITAL CANADA LTD
	(b)(c)	5.07%		07/05/23	77,000,000	76,978,355
	(b)(c)	5.06%		07/06/23	69,500,000	69,470,694
TOTALENERGIES CAPITAL SA
	(b)(c)	5.70%		11/27/23	430,000,000	420,272,683
UNITEDHEALTH GROUP INC
	(c)	5.07%		07/03/23	73,000,000	73,000,000
	(c)	5.09%		07/03/23	57,000,000	57,000,000
	(c)	5.09%		07/06/23	98,000,000	97,958,513
	(c)	5.09%		07/07/23	440,000,000	439,751,645
	(c)	5.09%		07/10/23	441,000,000	440,564,390
Total Non-Financial Company Commercial Paper (Cost $2,310,171,369)						2,310,171,369

NON-NEGOTIABLE TIME DEPOSITS 11.3% OF NET ASSETS
ABN AMRO BANK NV
		5.07%		07/03/23	98,000,000	98,000,000
		5.07%		07/05/23	98,000,000	98,000,000
		5.07%		07/06/23	586,000,000	586,000,000
		5.07%		07/07/23	880,000,000	880,000,000
See financial notes
Schwab Value Advantage Money Fund | Semiannual Report16

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)
		5.07%		07/03/23	977,000,000	977,000,000
		5.07%		07/05/23	977,000,000	977,000,000
		5.07%		07/06/23	733,000,000	733,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)
		5.09%		07/05/23	1,082,000,000	1,082,000,000
		5.09%		07/06/23	1,012,000,000	1,012,000,000
CANADIAN IMPERIAL BANK OF COMMERCE
		5.06%		07/03/23	195,000,000	195,000,000
CREDIT INDUSTRIEL ET COMMERCIAL
		5.09%		07/03/23	1,108,000,000	1,108,000,000
		5.09%		07/05/23	807,000,000	807,000,000
		5.09%		07/06/23	738,000,000	738,000,000
DBS BANK LTD
		5.09%		07/03/23	342,000,000	342,000,000
		5.09%		07/05/23	342,000,000	342,000,000
		5.09%		07/06/23	293,000,000	293,000,000
		5.09%		07/07/23	244,000,000	244,000,000
ING BANK NV
		5.07%		07/06/23	2,143,000,000	2,143,000,000
		5.07%		07/07/23	2,613,000,000	2,613,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)
		5.08%		07/06/23	523,000,000	523,000,000
NRW BANK
		5.06%		07/03/23	488,000,000	488,000,000
ROYAL BANK OF CANADA
		5.06%		07/03/23	489,000,000	489,000,000
		5.07%		07/05/23	1,221,000,000	1,221,000,000
		5.07%		07/07/23	489,000,000	489,000,000
SANTANDER UK PLC
		5.06%		07/03/23	929,000,000	929,000,000
		5.06%		07/06/23	427,000,000	427,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
		5.06%		07/05/23	3,792,000,000	3,792,000,000
TORONTO-DOMINION BANK/THE
		5.07%		07/03/23	102,000,000	102,000,000
Total Non-Negotiable Time Deposits (Cost $23,728,000,000)						23,728,000,000

VARIABLE RATE DEMAND NOTES 0.5% OF NET ASSETS
ABAG FINANCE AUTH
TAXABLE RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	(d)	5.10%		07/07/23	17,550,000	17,550,000
See financial notes
17Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	(d)	5.21%		07/07/23	2,450,000	2,450,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(d)	5.12%		07/07/23	106,000,000	106,000,000
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE CLASS II RB SERIES 2023F2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.10%		07/07/23	24,560,000	24,560,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	(d)	5.29%		07/07/23	1,500,000	1,500,000
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	(d)	5.29%		07/07/23	2,410,000	2,410,000
FIORE CAPITAL
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2005A (LOC: WELLS FARGO BANK NA)	(d)	5.25%		07/07/23	9,000,000	9,000,000
GREYSHOE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.20%		07/07/23	31,640,000	31,640,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(d)	5.13%		07/07/23	49,000,000	49,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	5.12%		07/07/23	23,800,000	23,800,000
ILLINOIS HSG DEV AUTH 2016
M/F RB SERIES 2022C (LIQ: FEDERAL HOME LOAN BANKS)	(d)	5.15%		07/07/23	11,625,000	11,625,000
IOWA STUDENT LOAN LIQUIDITY CORP
TAXABLE RB SERIES 20231 (LOC: ROYAL BANK OF CANADA)	(d)	5.13%		07/07/23	75,000,000	75,000,000
KEEP MEMORY ALIVE
TAXABLE VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: PNC BANK NA)	(d)	5.25%		07/07/23	31,900,000	31,900,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	(d)	5.25%		07/07/23	975,000	975,000
MACON-BIBB CNTY INDUSTRIAL AUTH
IDRB SERIES 2015 (LOC: BANK OF AMERICA NA)	(d)	5.14%		07/07/23	5,130,000	5,130,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (29 FLATBUSH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(d)	5.12%		07/07/23	17,540,000	17,540,000
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SOCIETE GENERALE SA)	(c)(d)	5.22%		07/07/23	61,000,000	61,000,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	5.22%		07/07/23	65,000,000	65,000,000
NUVEEN PREFERRED & INCOME OPPORTUNITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	5.29%		07/07/23	36,000,000	36,000,000
See financial notes
Schwab Value Advantage Money Fund | Semiannual Report18

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN PREFERRED & INCOME SECURITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	(c)(d)	5.22%	07/06/23	07/07/23	97,000,000	97,000,000
NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	(c)(d)	5.22%		07/07/23	42,000,000	42,000,000
NUVEEN VARIABLE RATE PREFERRED & INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: TORONTO-DOMINION BANK/THE)	(c)(d)	5.29%		07/07/23	20,000,000	20,000,000
OLATHE
TAXABLE IDRB (DIAMANT BOART) SERIES 1997B (LOC: SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH))	(d)	5.11%		07/07/23	8,900,000	8,900,000
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORP
HOMEOWNERSHIP OPPORTUNITY BONDS SERIES 79T2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.10%		07/07/23	15,000,000	15,000,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(d)	5.10%		07/07/23	81,115,000	81,115,000
TAXABLE WATER REFUNDING RB SERIES 2022C2 (LIQ: PNC BANK NA)	(d)	5.10%		07/07/23	118,850,000	118,850,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	(d)	5.29%		07/07/23	5,885,000	5,885,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: UBS AG)	(d)	5.10%		07/07/23	61,970,000	61,970,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(d)	5.20%		07/07/23	21,375,000	21,375,000
Total Variable Rate Demand Notes (Cost $1,044,175,000)						1,044,175,000

OTHER INSTRUMENTS 2.2% OF NET ASSETS
BANK OF AMERICA NA
(SOFR + 0.36%)	(a)	5.42%	07/03/23	08/04/23	300,000,000	300,000,000
(SOFR + 0.16%)	(a)	5.22%	07/03/23	10/10/23	400,000,000	400,000,000
(SOFR + 0.16%)	(a)	5.22%	07/03/23	10/17/23	400,000,000	400,000,000
		5.41%		10/31/23	500,000,000	500,000,000
(SOFR + 0.36%)	(a)	5.42%	07/03/23	11/01/23	490,000,000	490,000,000
(SOFR + 0.36%)	(a)	5.42%	07/03/23	11/06/23	770,000,000	770,000,000
(SOFR + 0.36%)	(a)	5.42%	07/03/23	11/10/23	500,000,000	500,000,000
(SOFR + 0.36%)	(a)	5.42%	07/03/23	11/13/23	600,000,000	600,000,000
(SOFR + 0.20%)	(a)	5.26%	07/03/23	12/15/23	350,000,000	350,000,000
(SOFR + 0.20%)	(a)	5.26%	07/03/23	12/20/23	400,000,000	400,000,000
Total Other Instruments (Cost $4,710,000,000)						4,710,000,000
See financial notes
19Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 41.0% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 13.9%
BANCO SANTANDER SA
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	397,167,402	397,000,000
(Collateralized by U.S. Government Agency Securities valued at $408,910,006, 2.00% - 7.00%, due 11/01/40 - 05/01/53)
BARCLAYS BANK PLC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	1,192,501,633	1,192,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,228,276,682, 0.13% - 14.46%, due 11/01/23 - 05/01/53)
BNP PARIBAS SA
Issued 06/26/23, repurchase date 07/27/23		5.07%		07/07/23	732,132,441	731,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $753,013,069, 1.17% - 14.95%, due 10/26/23 - 08/20/71)
BOFA SECURITIES INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	397,167,402	397,000,000
(Collateralized by U.S. Treasury Securities valued at $404,940,044, 4.00% - 6.65%, due 01/15/25 - 04/15/26)
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	1,645,693,642	1,645,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,694,350,000, 0.45% - 22.00%, due 05/01/28 - 06/01/53)
Issued 06/15/23, repurchase date 07/27/23		5.08%		07/07/23	2,786,624,147	2,778,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,861,340,000, 1.50% - 7.00%, due 10/25/23 - 01/20/73)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/15/23, repurchase date 07/27/23		5.07%		07/07/23	238,737,403	238,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $245,023,663, 1.50% - 7.50%, due 12/31/24 - 12/15/57)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	1,000,421,667	1,000,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,040,000,000, 1.50% - 6.50%, due 09/01/27 - 06/20/53)
FICC - BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.07%		07/03/23	2,772,170,747	2,771,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,847,625,486, 2.00% - 7.50%, due 07/11/23 - 07/01/53)
See financial notes
Schwab Value Advantage Money Fund | Semiannual Report20

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
GOLDMAN SACHS & CO LLC
Issued 06/28/23, repurchase date 07/05/23		5.06%		07/05/23	436,428,975	436,000,000
(Collateralized by U.S. Government Agency Securities valued at $444,720,000, 0.00% - 6.50%, due 11/01/31 - 12/15/57)
Issued 06/30/23, repurchase date 07/07/23		5.07%		07/07/23	794,782,752	794,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $809,880,001, 0.50% - 6.50%, due 11/30/23 - 01/15/58)
JP MORGAN SECURITIES LLC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	6,202,614,333	6,200,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,386,000,001, 1.50% - 8.50%, due 07/01/24 - 07/15/64)
MIZUHO SECURITIES USA LLC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	461,194,388	461,000,000
(Collateralized by U.S. Government Agency Securities valued at $474,830,000, 1.50% - 7.00%, due 01/01/28 - 01/01/59)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	390,164,450	390,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $399,846,735, 1.50% - 8.00%, due 09/30/23 - 06/20/53)
RBC DOMINION SECURITIES INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	821,346,188	821,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $845,789,582, 1.50% - 6.50%, due 07/31/23 - 06/01/53)
Issued 06/15/23, repurchase date 07/27/23		5.07%		07/07/23	727,246,292	725,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $750,956,062, 3.50% - 7.50%, due 06/13/24 - 05/20/53)
ROYAL BANK OF CANADA
Issued 06/15/23, repurchase date 07/27/23		5.07%		07/07/23	3,978,287,990	3,966,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $4,089,529,220, 2.00% - 8.00%, due 07/27/23 - 06/01/53)
Issued 05/25/23, repurchase date 10/31/23	(a)	5.16%	07/03/23	07/07/23	992,077,047	986,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,038,722,247, 1.17% - 10.64%, due 01/01/27 - 02/01/57) (SOFR + 0.10%)
TRUIST BANK
Issued 06/28/23, repurchase date 07/05/23		5.07%		07/05/23	1,033,017,380	1,032,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,073,963,669, 1.61% - 5.23%, due 09/25/50 - 02/25/52)
See financial notes
21Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/29/23, repurchase date 07/06/23		5.07%		07/06/23	794,782,752	794,000,000
(Collateralized by U.S. Government Agency Securities valued at $825,797,751, 2.77% - 5.50%, due 09/25/50 - 02/25/52)
WELLS FARGO SECURITIES LLC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	1,587,669,185	1,587,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,651,175,952, 2.00% - 7.04%, due 04/01/26 - 07/01/53)
						29,341,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 22.6%
BARCLAYS BANK PLC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	24,247,219	24,237,019
(Collateralized by U.S. Treasury Securities valued at $24,732,163, 4.38%, due 05/15/40)
Issued 06/15/23, repurchase date 07/17/23		5.07%		07/07/23	316,979,073	316,000,000
(Collateralized by U.S. Treasury Securities valued at $323,772,598, 2.50% - 5.00%, due 05/15/30 - 05/15/50)
Issued 06/16/23, repurchase date 07/17/23		5.07%		07/07/23	316,934,570	316,000,000
(Collateralized by U.S. Treasury Securities valued at $323,727,242, 1.25% - 4.50%, due 11/15/41 - 11/15/51)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	500,210,416	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,000,024, 3.50% - 6.00%, due 05/31/29 - 05/15/45)
Issued 06/27/23, repurchase date 07/03/23		5.06%		07/03/23	2,101,771,000	2,100,000,000
(Collateralized by U.S. Treasury Securities valued at $2,142,000,055, 1.50% - 7.00%, due 08/31/27 - 02/15/32)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	42,737,978,000	42,720,000,000
(Collateralized by U.S. Treasury Securities valued at $42,737,978,005, 3.50% - 7.00%, due 08/15/23 - 08/15/40)
FICC - BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	1,585,668,342	1,585,000,000
(Collateralized by U.S. Treasury Securities valued at $1,616,700,010, 4.50% - 5.00%, due 08/15/29 - 02/15/45)
						47,561,237,019
OTHER REPURCHASE AGREEMENTS** 4.5%
BARCLAYS BANK PLC
Issued 06/30/23, repurchase date 07/03/23		5.16%		07/03/23	977,420,110	977,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$1,055,613,736, 0.00% - 13.97%, due 12/31/00)

See financial notes
Schwab Value Advantage Money Fund | Semiannual Report22

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BMO CAPITAL MARKETS CORP
Issued 06/27/23, repurchase date 07/03/23		5.15%		07/03/23	195,167,375	195,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $204,926,663, 0.88% - 6.50%, due 09/29/23 - 08/15/52)
BNP PARIBAS SA
Issued 06/27/23, repurchase date 07/03/23		5.22%		07/03/23	294,255,780	294,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $335,462,205, 1.50% - 20.19%, due 09/18/23 - 12/31/00)
Issued 06/29/23, repurchase date 07/06/23		5.17%		07/06/23	570,573,008	570,000,000
(Collateralized by U.S. Government Agency Securities and
common stocks, ETFs, corporate bonds, asset backed
securities, or non-agency collateralized mortgage
obligations valued at $650,333,525, 0.91% - 18.95%, due
03/01/25 - 12/31/79)

Issued 06/29/23, repurchase date 07/06/23		5.22%		07/06/23	464,470,960	464,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $533,943,621, 0.01% - 17.50%, due 04/21/24 - 12/31/00)
Issued 04/27/23, repurchase date 07/26/23		5.25%		07/26/23	147,916,250	146,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $169,130,204, 1.65% - 15.95%, due 09/15/23 - 05/25/67)
BOFA SECURITIES INC
Issued 06/29/23, repurchase date 07/06/23		5.14%		07/06/23	977,976,457	977,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $1,123,550,073, 1.07% - 10.88%, due 08/25/23 - 07/25/60)
Issued 06/13/23, repurchase date 10/11/23	(a)	5.56%	07/03/23	09/28/23	248,032,236	244,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$263,520,000, 1.50% - 7.50%, due 01/01/49 - 12/31/00)
(SOFR + 0.50%)

Issued 06/23/23, repurchase date 10/26/23	(a)	5.61%	07/03/23	10/03/23	645,093,325	635,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $730,250,126, 1.50% -
6.50%, due 06/25/27 - 01/29/70)
(SOFR + 0.55%)

CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/29/23, repurchase date 07/06/23		5.12%		07/06/23	293,291,698	293,000,000
(Collateralized by U.S. Government Agency Securities and
U.S. Treasury Securities and common stocks, ETFs,
corporate bonds, asset backed securities, or non-agency
collateralized mortgage valued at $309,138,338, 1.50% -
7.50%, due 04/11/24 - 12/31/00)

See financial notes
23Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
JP MORGAN SECURITIES LLC
Issued 05/10/23, repurchase date 11/06/23	(a)	5.51%	07/03/23	09/28/23	997,062,893	976,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $1,131,154,409, 1.50% -
11.00%, due 12/14/23 - 12/31/00)
(SOFR + 0.45%)

Issued 04/06/23, repurchase date 10/03/23	(a)	5.54%	07/03/23	09/28/23	1,252,855,278	1,220,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $1,421,054,663, 1.50% -
7.50%, due 07/14/23 - 12/31/00)
(SOFR + 0.48%)

Issued 04/26/23, repurchase date 10/23/23	(a)	5.54%	07/03/23	09/28/23	175,078,825	171,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $198,603,446, 2.00% -
8.50%, due 12/14/23 - 05/25/65)
(SOFR + 0.48%)

Issued 06/28/23, repurchase date 12/26/23	(a)	5.56%	07/03/23	09/28/23	495,948,147	489,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $562,523,549, 1.50% -
5.50%, due 12/15/26 - 10/25/69)
(SOFR + 0.50%)

MIZUHO SECURITIES USA LLC
Issued 06/30/23, repurchase date 07/03/23		5.17%		07/03/23	122,052,562	122,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$131,760,005, 1.50% - 7.50%, due 12/31/49 - 12/31/00)

RBC CAPITAL MARKETS LLC
Issued 06/29/23, repurchase date 07/06/23		5.17%		07/06/23	929,933,903	929,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $978,788,877, 1.50% - 9.00%, due 09/15/23 - 12/31/00)
WELLS FARGO SECURITIES LLC
Issued 05/18/23, repurchase date 09/15/23		5.53%		08/29/23	198,085,279	195,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $228,383,765, 0.57% - 7.41%, due 04/21/24 - 02/25/49)
Issued 04/04/23, repurchase date 10/02/23		5.57%		10/02/23	175,788,808	171,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $202,157,129, 0.00% - 12.54%, due 12/16/24 - 06/25/68)
See financial notes
Schwab Value Advantage Money Fund | Semiannual Report24

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 05/16/23, repurchase date 11/13/23		5.74%		10/03/23	314,875,244	308,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $364,422,737, 0.00% - 11.84%, due 08/20/24 - 06/25/68)
						9,376,000,000
Total Repurchase Agreements (Cost $86,278,237,019)						86,278,237,019
Total Investments in Securities (Cost $202,725,774,473)						202,725,774,473

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 12/31/00.

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Credit-enhanced or liquidity-enhanced.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $33,320,201,501 or 15.8% of net assets.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread are shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

DEV —	Development
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-traded fund
FICC —	Fixed Income Clearing Corp
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
25Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$116,447,537,454
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		86,278,237,019
Cash		7,343,034,010
Receivables:
Fund shares sold		1,438,459,595
Interest		553,757,515
Prepaid expenses	+	4,489,594
Total assets		212,065,515,187

Liabilities
Payables:
Fund shares redeemed		803,238,012
Distributions to shareholders		484,502,130
Investments bought		244,000,000
Investment adviser and administrator fees		32,564,749
Shareholder service fees	+	582,777
Total liabilities		1,564,887,668
Net assets		$210,500,627,519

Net Assets by Source
Capital received from investors		$210,499,429,163
Total distributable earnings	+	1,198,356
Net assets		$210,500,627,519

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$130,261,739,634		130,259,299,954		$1.00
Ultra Shares	$80,238,887,885		80,237,243,007		$1.00

See financial notes
Schwab Value Advantage Money Fund | Semiannual Report26

Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$4,751,052,322

Expenses
Investment adviser and administrator fees		180,954,917
Shareholder service fees:
Investor Shares		85,357,849
Registration fees		5,442,882
Portfolio accounting fees		651,330
Custodian fees		508,991
Shareholder reports		341,642
Professional fees		119,414
Independent trustees’ fees		113,931
Transfer agent fees		664
Other expenses	+	401,783
Total expenses		273,893,403
Expense reduction	–	7,580,480
Net expenses	–	266,312,923
Net investment income		4,484,739,399

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		164,291
Increase in net assets resulting from operations		$4,484,903,690
See financial notes
27Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$4,484,739,399	$1,932,180,048
Net realized gains	+	164,291	19,783
Increase in net assets from operations		$4,484,903,690	$1,932,199,831

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($2,648,149,418)	($1,086,735,284)
Ultra Shares	+	(1,835,555,916)	(845,462,963)
Total distributions		($4,483,705,334 )	($1,932,198,247 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		108,694,759,597	101,563,715,487
Ultra Shares	+	75,829,764,199	87,751,606,766
Total shares sold		184,524,523,796	189,315,322,253
Shares Reinvested
Investor Shares		1,787,703,871	820,693,630
Ultra Shares	+	1,295,091,331	662,088,854
Total shares reinvested		3,082,795,202	1,482,782,484
Shares Redeemed
Investor Shares		(74,511,594,364)	(50,339,619,587)
Ultra Shares	+	(65,951,287,692)	(52,426,771,227)
Total shares redeemed		(140,462,882,056)	(102,766,390,814)
Net transactions in fund shares		47,144,436,942	88,031,713,923

NET ASSETS
Beginning of period		$163,354,992,221	$75,323,276,714
Total increase	+	47,145,635,298	88,031,715,507
End of period		$210,500,627,519	$163,354,992,221

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Value Advantage Money Fund | Semiannual Report28

Schwab Value Advantage Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Value Advantage Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Value Advantage Money Fund offers two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
29Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs), and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2023, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of  the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2023, the fund had investments in repurchase agreements with a gross value of $86,278,237,019 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Delayed-Delivery and When-Issued Transactions: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a
Schwab Value Advantage Money Fund | Semiannual Report30

Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
The fund offers multiple share classes. The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information,
31Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
On July 12, 2023, the SEC adopted rule and form amendments that govern money market funds under the 1940 Act. These rule amendments will be effective on October 2, 2023, and are intended to address problems experienced by certain money market funds in connection with the economic shock at the onset of the COVID-19 pandemic.  Along with amendments related to liquidity thresholds, redemption fees and the removal of redemption gates, there are amendments that add reporting requirements for money market funds on Form N-CR and Form N-MFP. There are various compliance dates for the amendments with the compliance date for the new reporting requirements on Form N-CR and Form N-MFP set for June 11, 2024. At this time, management is evaluating the impact of the rule and form amendments on the Schwab Money Funds.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, the fund’s yield will change over time.  During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even  negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk.  A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund.  The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Investor Shares	0.34%
Ultra Shares	0.19%
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2023, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2023, the tax basis cost of the fund’s investments was $202,725,774,473.
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Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023. The tax basis components of distributions paid during the fiscal year ended December 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$1,932,198,247
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations.  During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Value Advantage Money Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on
April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are
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brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the
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services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

Schwab Value Advantage Money Fund | Semiannual Report42

Schwab Value Advantage Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
43Schwab Value Advantage Money Fund | Semiannual Report

Schwab Value Advantage Money Fund
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
Schwab Value Advantage Money Fund | Semiannual Report44

Schwab Value Advantage Money Fund
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
45Schwab Value Advantage Money Fund | Semiannual Report

Notes

Notes

Notes

Schwab Value Advantage Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13605-27
00288427

Semiannual Report | June 30, 2023
Schwab Government Money Funds

Schwab Government
Money Fund
Schwab U.S. Treasury
Money Fund
Schwab Treasury Obligations
Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
1Schwab Government Money Funds | Semiannual Report

Schwab Government Money Funds
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at
American Century Investments. She was most recently a portfolio manager and, from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for
15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.

Schwab Government Money Funds | Semiannual Report2

Schwab Government Money Fund

The Schwab Government Money Fund’s (the fund) goal is to seek the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2023, short-term money market security yields were driven higher as the U.S. Federal Reserve (Fed) continued to raise interest rates, albeit at a slower pace than in 2022. Inflationary pressure eased compared to 2022 but remained well above the Fed’s historical 2% target, and the unemployment rate remained low. In response to these conditions, the Fed raised the federal funds rate three times during the reporting period, by 0.25% each time, ending the period in a range of 5.00% to 5.25%. The Fed generally reduced the assets held on its balance sheet over the reporting period despite a temporary spike in March when three regional U.S. banks failed and regulators swiftly stepped in with monetary support to prevent the crisis from spreading.
In January, the U.S. Treasury hit the debt limit, began operating under “extraordinary measures,” and announced that early June was the potential date of a technical default. During the lead-up to debt-ceiling negotiations, the supply of U.S. Treasury bills declined, and short-term U.S. Treasury bills with maturities that could potentially be affected by a default became more volatile. Once a debt ceiling agreement was reached and the debt ceiling was increased in early June, supply increased. The Fed’s Overnight Reverse Repurchase Agreement Facility ensured there was no shortage of supply despite the swings in U.S. Treasury bill issuance.
Central banks outside the United States also battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates four times during the reporting period in their efforts to bring inflation levels lower. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, despite shifting conditions.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. As a result of the Fed’s rate hikes, the uncertainties caused by three U.S. regional bank failures, and debt-ceiling positioning, the fund’s weighted average maturity (WAM) ended the reporting period around where it began, beginning the period at 20 days and ending it at 19 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	19 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3Schwab Government Money Funds | Semiannual Report

Schwab Government Money Fund
Performance and Fund Facts as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Investor Shares	Ultra Shares
Ticker Symbol	SWGXX	SNVXX	SGUXX
Minimum Initial Investment[1]	*	None	$1,000,000
Seven-Day Yield (with waivers)[2]	4.68%	4.78%	4.93%
Seven-Day Yield (without waivers)[2]	4.67%	4.77%	4.92%
Seven-Day Effective Yield (with waivers)[2]	4.79%	4.89%	5.05%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*
Subject to the eligibility terms and conditions of your Schwab account agreement.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Government Money Funds | Semiannual Report4

Schwab U.S. Treasury Money Fund

The Schwab U.S. Treasury Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund will invest at least 99.5% of its total assets in cash and/or government securities (including bills and notes); under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2023, short-term money market security yields were driven higher as the U.S. Federal Reserve (Fed) continued to raise interest rates, albeit at a slower pace than in 2022. Inflationary pressure eased compared to 2022 but remained well above the Fed’s historical 2% target, and the unemployment rate remained low. In response to these conditions, the Fed raised the federal funds rate three times during the reporting period, by 0.25% each time, ending the period in a range of 5.00% to 5.25%. The Fed generally reduced the assets held on its balance sheet over the reporting period despite a temporary spike in March when three regional U.S. banks failed and regulators swiftly stepped in with monetary support to prevent the crisis from spreading.
In January, the U.S. Treasury hit the debt limit, began operating under “extraordinary measures,” and announced that early June was the potential date of a technical default. During the lead-up to debt-ceiling negotiations, the supply of U.S. Treasury bills declined, and short-term U.S. Treasury bills with maturities that could potentially be affected by a default became more volatile. Once a debt ceiling agreement was reached and the debt ceiling was increased in early June, supply increased. The Fed’s Overnight Reverse Repurchase Agreement Facility ensured there was no shortage of supply despite the swings in U.S. Treasury bill issuance.
Central banks outside the United States also battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates four times during the reporting period in their efforts to bring inflation levels lower. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, despite shifting conditions.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. As a result of the Fed’s rate hikes, the uncertainties caused by three U.S. regional bank failures, and debt-ceiling positioning, the fund’s weighted average maturity (WAM) ended the reporting period around where it began, beginning the period at 38 days and ending it at 36 days. Due to the contentious nature of the debt ceiling debate, U.S. Treasury bills experienced increased volatility during the reporting period that resulted in unusual market conditions. This allowed the fund to invest in non-U.S. Treasury securities that were not impacted by debt ceiling-related volatility. In addition, the fund experienced a significant growth in assets particularly in March when Silicon Valley Bank, N.A. failed.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	36 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5Schwab Government Money Funds | Semiannual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab U.S. Treasury Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SNSXX	SUTXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	4.83%	4.98%
Seven-Day Yield (without waivers)[2]	4.81%	4.96%
Seven-Day Effective Yield (with waivers)[2]	4.95%	5.10%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Government Money Funds | Semiannual Report6

Schwab Treasury Obligations Money Fund

The Schwab Treasury Obligations Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2023, short-term money market security yields were driven higher as the U.S. Federal Reserve (Fed) continued to raise interest rates, albeit at a slower pace than in 2022. Inflationary pressure eased compared to 2022 but remained well above the Fed’s historical 2% target, and the unemployment rate remained low. In response to these conditions, the Fed raised the federal funds rate three times during the reporting period, by 0.25% each time, ending the period in a range of 5.00% to 5.25%. The Fed generally reduced the assets held on its balance sheet over the reporting period despite a temporary spike in March when three regional U.S. banks failed and regulators swiftly stepped in with monetary support to prevent the crisis from spreading.
In January, the U.S. Treasury hit the debt limit, began operating under “extraordinary measures,” and announced that early June was the potential date of a technical default. During the lead-up to debt-ceiling negotiations, the supply of U.S. Treasury bills declined, and short-term U.S. Treasury bills with maturities that could potentially be affected by a default became more volatile. Once a debt ceiling agreement was reached and the debt ceiling was increased in early June, supply increased. The Fed’s Overnight Reverse Repurchase Agreement Facility ensured there was no shortage of supply despite the swings in U.S. Treasury bill issuance.
Central banks outside the United States also battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates four times during the reporting period in their efforts to bring inflation levels lower. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, despite shifting conditions.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. As a result of the Fed’s rate hikes, the uncertainties caused by three U.S. regional bank failures, and debt-ceiling positioning, the fund’s weighted average maturity (WAM) ended the reporting period around where it began, beginning the period at 8 days and ending it at 7 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	7 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
7Schwab Government Money Funds | Semiannual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Treasury Obligations Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SNOXX	SCOXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	4.80%	4.95%
Seven-Day Yield (without waivers)[2]	4.78%	4.93%
Seven-Day Effective Yield (with waivers)[2]	4.91%	5.07%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Government Money Funds | Semiannual Report8

Schwab Government Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2023 and held through June 30, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1]	BEGINNING ACCOUNT VALUE AT 1/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/23	EXPENSES PAID DURING PERIOD 1/1/23-6/30/23[2]
Schwab Government Money Fund
Sweep Shares
Actual Return	0.44%	$1,000.00	$1,021.50	$2.21
Hypothetical 5% Return	0.44%	$1,000.00	$1,022.61	$2.21
Investor Shares
Actual Return	0.34%	$1,000.00	$1,022.00	$1.70
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.11	$1.71
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,022.80	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.85	$0.95
Schwab U.S. Treasury Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,021.00	$1.70
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.11	$1.71
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,021.80	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.85	$0.95
Schwab Treasury Obligations Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,022.30	$1.70
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.11	$1.71
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,023.10	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.85	$0.95

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

9Schwab Government Money Funds | Semiannual Report

Schwab Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Sweep Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.01	0.00 [2]	0.00 [2]	0.02	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—	0.00 [2]
Total from investment operations	0.02	0.01	0.00 [2]	0.00 [2]	0.02	0.01
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.00)[2,3]	(0.00)[2]	(0.02)	(0.01)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	(0.00)[2]
Total distributions	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.15%[4]	1.29%	0.02%[3]	0.23%	1.65%	1.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.44%[5]	0.35%[6,7]	0.06%[7]	0.30%[7,8]	0.59%	0.62%
Gross operating expenses	0.45%[5]	0.45%[6]	0.45%	0.52%	0.59%	0.62%
Net investment income (loss)	4.27%[5]	1.21%	0.02%	0.18%	1.64%	1.12%
Net assets, end of period (x 1,000,000)	$16,250	$20,458	$24,159	$20,119	$12,450	$11,325

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
Schwab Government Money Funds | Semiannual Report10

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.01	0.00 [2]	0.00 [2]	0.02	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—	0.00 [2]
Total from investment operations	0.02	0.01	0.00 [2]	0.00 [2]	0.02	0.02
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.00)[2,3]	(0.00)[2]	(0.02)	(0.02)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	(0.00)[2]
Total distributions	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.20%[4]	1.36%	0.02%[3]	0.30%	1.90%	1.51%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[5]	0.30%[6,7]	0.06%[7]	0.27%[7,8]	0.35%	0.35%
Gross operating expenses	0.35%[5]	0.35%[6]	0.35%	0.43%	0.47%	0.48%
Net investment income (loss)	4.45%[5]	1.59%	0.02%	0.28%	1.84%	1.66%
Net assets, end of period (x 1,000,000)	$17,930	$10,823	$6,782	$11,980	$13,436	$7,871

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
11Schwab Government Money Funds | Semiannual Report

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.00)[3,4]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.02)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	2.28%[5]	1.48%	0.02%[4]	0.00%[5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[7]	0.18%[8,9]	0.06%[9]	0.13%[7,9]
Gross operating expenses	0.20%[7]	0.20%[8]	0.20%	0.20%[7]
Net investment income (loss)	4.59%[7]	1.76%	0.03%	0.01%[7]
Net assets, end of period (x 1,000,000)	$13,509	$8,636	$4,726	$1,647

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Annualized.
[8]	Ratio includes less than 0.005% of non-routine proxy expenses.
[9]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Government Money Funds | Semiannual Report12

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 21.8% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(3 mo. US TBILL + 0.03%)	(a)	5.27%	07/05/23	07/13/23	47,100,000	47,100,000
(EFFR - 0.01%)	(a)	5.06%	07/03/23	07/21/23	155,300,000	155,300,000
(SOFR + 0.03%)	(a)	5.09%	07/03/23	08/28/23	59,000,000	59,000,000
		4.88%		09/25/23	95,100,000	95,099,474
(SOFR + 0.06%)	(a)	5.12%	07/03/23	11/07/23	42,600,000	42,600,000
(SOFR + 0.04%)	(a)	5.10%	07/03/23	11/28/23	33,000,000	33,000,000
(EFFR + 0.03%)	(a)	5.10%	07/03/23	12/08/23	26,600,000	26,600,000
(SOFR + 0.12%)	(a)	5.18%	07/03/23	12/08/23	47,300,000	47,312,426
(SOFR + 0.06%)	(a)	5.12%	07/03/23	12/13/23	33,100,000	33,100,000
(SOFR + 0.08%)	(a)	5.14%	07/03/23	04/26/24	44,700,000	44,700,000
(EFFR + 0.06%)	(a)	5.13%	07/03/23	06/24/24	47,600,000	47,600,000
(SOFR + 0.09%)	(a)	5.15%	07/03/23	07/01/24	90,500,000	90,500,000
(SOFR + 0.08%)	(a)	5.14%	07/03/23	07/22/24	47,700,000	47,684,216
(SOFR + 0.10%)	(a)	5.16%	07/03/23	08/08/24	12,300,000	12,300,000
(EFFR + 0.08%)	(a)	5.15%	07/03/23	08/12/24	74,600,000	74,607,798
(SOFR + 0.18%)	(a)	5.24%	07/03/23	10/16/24	123,800,000	123,838,029
(SOFR + 0.13%)	(a)	5.19%	07/03/23	11/01/24	114,200,000	114,200,000
(SOFR + 0.14%)	(a)	5.20%	07/03/23	11/07/24	47,600,000	47,600,000
(SOFR + 0.11%)	(a)	5.17%	07/03/23	12/26/24	119,700,000	119,631,405
(SOFR + 0.15%)	(a)	5.21%	07/03/23	01/03/25	48,900,000	48,900,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	01/23/25	38,200,000	38,200,000
(SOFR + 0.13%)	(a)	5.19%	07/03/23	03/07/25	71,600,000	71,600,000
(SOFR + 0.14%)	(a)	5.20%	07/03/23	04/21/25	91,400,000	91,400,000
(SOFR + 0.16%)	(a)	5.22%	07/03/23	05/02/25	239,600,000	239,600,000
(SOFR + 0.16%)	(a)	5.22%	07/03/23	05/15/25	24,000,000	24,000,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	06/02/25	143,700,000	143,700,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	06/30/25	134,200,000	134,200,000
(3 mo. US TBILL + 0.16%)	(a)	5.41%	07/03/23	06/30/25	143,700,000	143,700,000
FEDERAL HOME LOAN BANKS
(SOFR + 0.09%)	(a)	5.15%		07/03/23	95,400,000	95,400,000
(SOFR + 0.05%)	(a)	5.11%	07/03/23	07/13/23	119,300,000	119,300,000
	(b)	3.50%		07/14/23	118,900,000	118,900,000
		5.14%		07/19/23	132,200,000	131,900,347
(SOFR + 0.11%)	(a)	5.17%	07/03/23	07/21/23	95,600,000	95,600,000
See financial notes
13Schwab Government Money Funds | Semiannual Report

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.06%		07/25/23	286,300,000	285,432,193
		3.15%		07/27/23	71,400,000	71,400,000
		5.11%		07/27/23	478,900,000	477,284,511
(SOFR + 0.06%)	(a)	5.12%	07/03/23	07/27/23	95,200,000	95,200,000
		3.30%		07/28/23	71,400,000	71,400,000
		3.36%		08/01/23	47,600,000	47,474,997
	(b)	3.25%		08/04/23	118,900,000	118,900,000
(SOFR + 0.11%)	(a)	5.17%	07/03/23	08/18/23	95,600,000	95,600,000
		5.31%		08/18/23	9,600,000	9,535,600
		3.17%		08/22/23	47,600,000	47,600,000
		5.22%		08/23/23	387,000,000	384,176,512
		5.31%		08/23/23	6,600,000	6,550,913
		2.70%		08/28/23	14,100,000	14,042,458
		3.50%		08/28/23	50,000,000	50,000,000
		5.16%		08/28/23	478,900,000	475,108,176
		3.38%		09/01/23	92,875,000	92,831,315
		5.20%		09/01/23	95,400,000	95,393,937
		4.85%		09/05/23	16,600,000	16,462,183
(SOFR + 0.12%)	(a)	5.18%	07/03/23	09/06/23	286,500,000	286,500,000
		4.80%		09/08/23	95,200,000	95,200,000
		5.29%		09/15/23	19,200,000	18,994,773
		5.38%		09/15/23	4,800,000	4,747,707
(SOFR + 0.12%)	(a)	5.18%	07/03/23	09/20/23	238,800,000	238,800,000
(SOFR + 0.10%)	(a)	5.16%	07/03/23	09/21/23	95,100,000	95,100,000
		5.29%		09/22/23	95,800,000	94,679,140
		5.29%		09/26/23	143,700,000	141,935,683
(SOFR + 0.03%)	(a)	5.09%	07/03/23	10/03/23	239,100,000	239,100,000
(SOFR + 0.07%)	(a)	5.13%	07/03/23	10/03/23	225,000,000	225,000,000
		5.30%		10/04/23	177,200,000	174,815,036
		5.34%		10/04/23	19,200,000	18,939,600
		5.36%		10/04/23	105,500,000	104,063,705
(SOFR + 0.04%)	(a)	5.10%	07/03/23	10/06/23	119,000,000	119,000,000
		4.75%		10/24/23	10,505,000	10,505,000
		5.00%		11/01/23	47,700,000	47,697,276
		5.00%		11/09/23	23,900,000	23,898,984
		0.57%		11/24/23	47,900,000	47,086,981
		4.75%		11/24/23	31,315,000	31,280,079
(SOFR + 0.07%)	(a)	5.13%	07/03/23	11/24/23	95,700,000	95,700,000
(SOFR + 0.03%)	(a)	5.09%	07/03/23	11/28/23	239,200,000	239,200,000
(SOFR + 0.06%)	(a)	5.12%	07/03/23	11/28/23	95,800,000	95,800,000
		5.00%		01/26/24	47,700,000	47,700,000
		4.80%		02/06/24	167,000,000	167,000,000
		5.00%		02/09/24	143,100,000	143,100,000
		5.02%		02/09/24	95,400,000	92,600,593
(SOFR + 0.06%)	(a)	5.12%	07/03/23	02/16/24	143,600,000	143,600,000
		5.41%		03/08/24	214,600,000	214,600,000
	(b)	5.25%	09/20/23	03/20/24	14,300,000	14,300,000
		5.13%		04/17/24	71,700,000	71,700,000
		5.30%		04/19/24	91,500,000	91,500,000
		5.30%		05/22/24	73,250,000	73,250,000
See financial notes
Schwab Government Money Funds | Semiannual Report14

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.23%		05/28/24	119,600,000	119,600,000
		5.51%		07/12/24	119,800,000	119,800,000
(SOFR + 0.10%)	(a)	5.16%	07/03/23	07/26/24	119,100,000	119,100,000
		5.56%		07/29/24	95,800,000	95,800,000
(SOFR + 0.10%)	(a)	5.16%	07/03/23	09/04/24	95,500,000	95,500,000
(SOFR + 0.12%)	(a)	5.18%	07/03/23	11/18/24	71,800,000	71,800,000
(SOFR + 0.12%)	(a)	5.18%	07/03/23	05/01/25	71,700,000	71,700,000
(SOFR + 0.14%)	(a)	5.20%	07/03/23	05/19/25	239,300,000	239,300,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
		0.25%		09/08/23	351,530,000	348,351,072
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		0.25%		07/10/23	129,576,000	129,508,360
		5.00%		12/20/23	71,400,000	71,400,000
		5.20%		04/19/24	96,100,000	96,100,000
		5.17%		05/22/24	73,250,000	73,250,000
Total U.S. Government Agency Debt (Cost $10,371,170,479)						10,371,170,479

U.S. TREASURY DEBT 2.6% OF NET ASSETS
UNITED STATES TREASURY
		5.14%		07/27/23	79,200,000	78,930,086
		5.15%		08/08/23	79,100,000	78,695,720
		5.16%		08/08/23	101,500,000	100,980,269
		5.30%		10/24/23	159,600,000	156,989,964
		2.25%		04/30/24	95,800,000	93,425,335
		2.50%		04/30/24	95,800,000	93,616,429
		0.25%		06/15/24	159,800,000	152,233,031
(3 mo. US TBILL + 0.20%)	(a)	5.45%	07/03/23	01/31/25	387,200,000	387,815,952
(3 mo. US TBILL + 0.17%)	(a)	5.42%	07/03/23	04/30/25	111,500,000	111,542,178
Total U.S. Treasury Debt (Cost $1,254,228,964)						1,254,228,964

VARIABLE RATE DEMAND NOTES 0.3% OF NET ASSETS
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(c)	5.21%		07/07/23	56,900,000	56,900,000
FARR LIFE LLC
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(c)	5.20%		07/07/23	5,000,000	5,000,000
GINA RISTOW BELLING 2022
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(c)	5.20%		07/07/23	20,310,000	20,310,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(c)	5.21%		07/07/23	77,300,000	77,300,000
Total Variable Rate Demand Notes (Cost $159,510,000)						159,510,000
See financial notes
15Schwab Government Money Funds | Semiannual Report

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 75.9% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 26.3%
BANCO SANTANDER SA
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	90,037,950	90,000,000
(Collateralized by U.S. Government Agency Securities valued at $92,700,007, 3.50% - 5.50%, due 01/01/40 - 09/01/57)
BARCLAYS BANK PLC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	270,113,625	270,000,000
(Collateralized by U.S. Government Agency Securities valued at $278,217,034, 2.00% - 7.00%, due 04/20/26 - 05/20/53)
BNP PARIBAS SA
Issued 06/26/23, repurchase date 07/27/23		5.07%		07/07/23	1,203,862,098	1,202,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,242,014,325, 0.00% - 12.67%, due 07/15/23 - 03/20/73)
BOFA SECURITIES INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	90,037,950	90,000,000
(Collateralized by U.S. Treasury Securities valued at $91,800,002, 0.63%, due 11/30/27)
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	373,157,282	373,000,000
(Collateralized by U.S. Government Agency Securities valued at $384,190,001, 2.41% - 7.04%, due 11/01/23 - 05/01/53)
Issued 06/15/23, repurchase date 07/27/23		5.08%		07/07/23	633,962,009	632,000,000
(Collateralized by U.S. Government Agency Securities valued at $650,960,000, 3.00% - 6.00%, due 06/20/50 - 04/20/53)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	425,179,208	425,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $437,747,342, 1.50% - 6.50%, due 01/15/26 - 06/01/53)
Issued 06/15/23, repurchase date 07/27/23		5.07%		07/07/23	154,477,143	154,000,000
(Collateralized by U.S. Government Agency Securities valued at $158,620,000, 2.00% - 7.00%, due 09/20/30 - 03/15/58)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	455,191,859	455,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $473,016,461, 0.13% - 6.50%, due 09/15/23 - 07/01/53)
FICC - BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.07%		07/03/23	628,265,330	628,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $646,558,846, 2.00% - 7.00%, due 07/01/26 - 03/01/60)
See financial notes
Schwab Government Money Funds | Semiannual Report16

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
GOLDMAN SACHS & CO LLC
Issued 06/28/23, repurchase date 07/05/23		5.06%		07/05/23	99,097,405	99,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $100,980,001, 2.50% - 7.00%, due 11/15/24 - 01/15/60)
Issued 06/30/23, repurchase date 07/07/23		5.07%		07/07/23	180,177,450	180,000,000
(Collateralized by U.S. Government Agency Securities valued at $183,600,000, 3.50% - 7.50%, due 02/01/31 - 06/20/53)
JP MORGAN SECURITIES LLC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	250,105,208	250,000,000
(Collateralized by U.S. Government Agency Securities valued at $257,500,001, 1.50% - 7.50%, due 06/20/29 - 06/20/63)
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	1,561,658,222	1,561,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,607,830,001, 2.00% - 7.50%, due 10/01/24 - 06/20/63)
Issued 06/13/23, repurchase date 12/11/23	(a)	5.21%	07/03/23	10/03/23	445,099,493	438,000,000
(Collateralized by U.S. Government Agency Securities valued at $452,248,427, 1.00% - 5.50%, due 05/25/25 - 10/20/52) (SOFR + 0.15%)
Issued 06/27/23, repurchase date 01/03/24	(a)	5.21%	07/03/23	10/03/23	487,821,916	481,000,000
(Collateralized by U.S. Government Agency Securities valued at $495,644,825, 1.00% - 11.44%, due 11/25/28 - 04/20/53) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	104,043,853	104,000,000
(Collateralized by U.S. Treasury Securities valued at $106,080,068, 3.75%, due 06/30/30)
MUFG SECURITIES AMERICAS INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	40,016,867	40,000,000
(Collateralized by U.S. Government Agency Securities valued at $41,645,436, 2.50% - 6.00%, due 12/01/29 - 04/01/53)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	88,037,107	88,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $90,170,029, 0.50% - 8.00%, due 07/15/23 - 09/01/55)
RBC DOMINION SECURITIES INC
Issued 06/15/23, repurchase date 07/27/23		5.07%		07/07/23	692,137,850	690,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $714,811,770, 0.25% - 7.00%, due 10/31/27 - 08/15/57)
See financial notes
17Schwab Government Money Funds | Semiannual Report

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
ROYAL BANK OF CANADA
Issued 06/15/23, repurchase date 07/27/23		5.07%		07/07/23	2,543,857,373	2,536,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,627,530,453, 0.50% - 8.50%, due 07/25/23 - 07/01/60)
Issued 05/25/23, repurchase date 10/31/23	(a)	5.16%	07/03/23	07/07/23	991,070,884	985,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,037,668,776, 1.17% - 6.50%, due 06/01/28 - 01/01/58) (SOFR + 0.10%)
TRUIST BANK
Issued 06/28/23, repurchase date 07/05/23		5.07%		07/05/23	234,230,685	234,000,000
(Collateralized by U.S. Government Agency Securities valued at $244,296,730, 1.00% - 3.00%, due 09/25/50 - 02/25/52)
Issued 06/29/23, repurchase date 07/06/23		5.07%		07/06/23	180,177,450	180,000,000
(Collateralized by U.S. Government Agency Securities valued at $187,205,439, 1.00% - 3.00%, due 09/25/50 - 02/25/52)
WELLS FARGO SECURITIES LLC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	360,151,800	360,000,000
(Collateralized by U.S. Government Agency Securities valued at $374,557,873, 1.59% - 7.12%, due 02/01/25 - 01/15/64)
						12,545,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 49.6%
BARCLAYS BANK PLC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	29,318,360	29,306,027
(Collateralized by U.S. Treasury Securities valued at $29,904,727, 3.00% - 4.38%, due 05/15/40 - 05/15/47)
Issued 06/15/23, repurchase date 07/17/23		5.07%		07/07/23	72,223,080	72,000,000
(Collateralized by U.S. Treasury Securities valued at $73,771,009, 2.50% - 3.00%, due 02/15/46 - 05/15/47)
Issued 06/16/23, repurchase date 07/17/23		5.07%		07/07/23	72,212,940	72,000,000
(Collateralized by U.S. Treasury Securities valued at $73,760,666, 3.00%, due 05/15/47)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	3,501,472,917	3,500,000,000
(Collateralized by U.S. Treasury Securities valued at $3,570,000,047, 0.13% - 7.50%, due 10/31/23 - 08/15/28)
Issued 06/27/23, repurchase date 07/03/23		5.06%		07/03/23	3,141,647,223	3,139,000,000
(Collateralized by U.S. Treasury Securities valued at $3,201,780,076, 0.13% - 6.75%, due 06/30/24 - 12/31/26)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	16,456,922,708	16,450,000,000
(Collateralized by U.S. Treasury Securities valued at $16,456,922,737, 0.88% - 1.63%, due 05/15/26 - 08/15/50)
See financial notes
Schwab Government Money Funds | Semiannual Report18

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	359,151,378	359,000,000
(Collateralized by U.S. Treasury Securities valued at $366,180,057, 1.00% - 2.75%, due 04/30/27 - 07/31/28)
						23,621,306,027
Total Repurchase Agreements (Cost $36,166,306,027)						36,166,306,027
Total Investments in Securities (Cost $47,951,215,470)						47,951,215,470

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread are shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At June 30, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
19Schwab Government Money Funds | Semiannual Report

Schwab Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$11,784,909,443
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		36,166,306,027
Receivables:
Fund shares sold		240,678,345
Interest		99,394,595
Prepaid expenses	+	1,182,068
Total assets		48,292,470,478

Liabilities
Payables:
Investments bought		335,400,000
Fund shares redeemed		154,494,956
Distributions to shareholders		105,487,390
Investment adviser and administrator fees		7,436,738
Shareholder service fees		579,484
Independent trustees’ fees		424
Accrued expenses	+	506,912
Total liabilities		603,905,904
Net assets		$47,688,564,574

Net Assets by Source
Capital received from investors		$47,688,214,969
Total distributable earnings	+	349,605
Net assets		$47,688,564,574

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$16,249,859,509		16,249,579,227		$1.00
Investor Shares	$17,930,012,649		17,929,758,547		$1.00
Ultra Shares	$13,508,692,416		13,508,603,917		$1.00

See financial notes
Schwab Government Money Funds | Semiannual Report20

Schwab Government Money Fund
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$1,016,819,791

Expenses
Investment adviser and administrator fees		40,552,021
Shareholder service fees:
Sweep Shares		21,592,281
Investor Shares		10,722,633
Registration fees		997,494
Portfolio accounting fees		189,455
Custodian fees		184,884
Shareholder reports		169,996
Professional fees		57,912
Independent trustees’ fees		42,856
Transfer agent fees		979
Other expenses	+	148,489
Total expenses		74,659,000
Expense reduction	–	1,791,429
Net expenses	–	72,867,571
Net investment income		943,952,220

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		349,605
Increase in net assets resulting from operations		$944,301,825
See financial notes
21Schwab Government Money Funds | Semiannual Report

Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$943,952,220	$499,354,200
Net realized gains	+	349,605	64,512
Increase in net assets from operations		$944,301,825	$499,418,712

DISTRIBUTIONS TO SHAREHOLDERS
Sweep Shares		($369,551,206)	($272,902,754)
Investor Shares		(318,748,943)	(117,830,774)
Ultra Shares	+	(255,652,071)	(108,673,651)
Total distributions		($943,952,220 )	($499,407,179 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Sweep Shares		4,486,709,326	10,087,499,223
Investor Shares		20,183,660,947	15,369,590,824
Ultra Shares	+	13,589,812,477	12,809,443,604
Total shares sold		38,260,182,750	38,266,533,651
Shares Reinvested
Sweep Shares		334,462,077	272,875,534
Investor Shares		191,839,562	81,862,262
Ultra Shares	+	183,953,085	89,554,272
Total shares reinvested		710,254,724	444,292,068
Shares Redeemed
Sweep Shares		(9,029,785,525)	(14,061,257,043)
Investor Shares		(13,268,491,628)	(11,410,455,690)
Ultra Shares	+	(8,901,337,151)	(8,989,061,226)
Total shares redeemed		(31,199,614,304)	(34,460,773,959)
Net transactions in fund shares		7,770,823,170	4,250,051,760

NET ASSETS
Beginning of period		$39,917,391,799	$35,667,328,506
Total increase	+	7,771,172,775	4,250,063,293
End of period		$47,688,564,574	$39,917,391,799

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Government Money Funds | Semiannual Report22

Schwab U.S. Treasury Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/17/18[1]– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.01	0.00 [3]	0.00 [3]	0.02	0.02
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.01)[4]
Total from investment operations	0.02	0.01	0.00 [3]	0.00 [3]	0.02	0.01
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.00)[3,5]	(0.00)[3]	(0.02)	(0.01)
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.02)	(0.01)	(0.00)[3]	(0.00)[3]	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.10%[6]	1.26%	0.02%[5]	0.27%	1.84%	1.40%[6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[7]	0.28%[8,9]	0.05%[9]	0.23%[9,10]	0.35%	0.35%[7]
Gross operating expenses	0.35%[7]	0.35%[8]	0.35%	0.45%	0.49%	0.49%[7]
Net investment income (loss)	4.23%[7]	1.26%	0.02%	0.15%	1.77%	1.64%[7]
Net assets, end of period (x 1,000,000)	$15,318	$7,959	$7,468	$11,297	$7,517	$3,414

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions.
[5]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[6]	Not annualized.
[7]	Annualized.
[8]	Ratio includes less than 0.005% of non-routine proxy expenses.
[9]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[10]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
23Schwab Government Money Funds | Semiannual Report

Schwab U.S. Treasury Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.00)[3,4]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.02)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	2.18%[5]	1.38%	0.02%[4]	0.00%[5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[7]	0.17%[8,9]	0.05%[9]	0.12%[7,9]
Gross operating expenses	0.20%[7]	0.20%[8]	0.20%	0.21%[7]
Net investment income (loss)	4.40%[7]	1.58%	0.02%	0.01%[7]
Net assets, end of period (x 1,000,000)	$17,652	$6,176	$3,850	$2,260

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Annualized.
[8]	Ratio includes less than 0.005% of non-routine proxy expenses.
[9]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Government Money Funds | Semiannual Report24

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 112.5% OF NET ASSETS
UNITED STATES TREASURY
		5.06%		07/05/23	88,184,000	88,159,306
		5.08%		07/05/23	250,000,000	249,929,674
		5.10%		07/05/23	189,000,000	188,946,713
		5.16%		07/05/23	5,044,574,000	5,043,158,717
		5.02%		07/11/23	139,696,000	139,540,782
		5.03%		07/11/23	72,828,000	72,746,839
		5.04%		07/11/23	250,000,000	249,721,111
		5.05%		07/11/23	500,000,000	499,441,111
		5.06%		07/11/23	250,000,000	249,720,222
		5.07%		07/11/23	200,000,000	199,775,511
		5.08%		07/11/23	350,000,000	349,606,389
		5.09%		07/11/23	250,000,000	249,718,333
		5.10%		07/11/23	1,150,000,000	1,148,702,955
		5.00%		07/13/23	500,000,000	499,308,333
		5.01%		07/13/23	500,000,000	499,306,944
		5.02%		07/13/23	100,000,000	99,861,111
		5.13%		07/13/23	2,000,000,000	1,997,166,597
		5.02%		07/18/23	1,360,000,000	1,357,163,833
		5.03%		07/18/23	250,000,000	249,478,490
		5.05%		07/18/23	250,000,000	249,476,458
		5.11%		07/18/23	400,000,000	399,166,667
		5.15%		07/20/23	250,000,000	249,395,497
		5.16%		07/20/23	500,000,000	498,788,750
		5.17%		07/20/23	500,000,000	498,787,216
		4.96%		07/25/23	350,000,000	349,037,306
		5.03%		07/25/23	500,000,000	498,468,250
		5.04%		07/25/23	250,000,000	249,232,659
		5.04%		07/27/23	10,189,000	10,154,884
		5.06%		07/27/23	250,000,000	249,161,667
		5.14%		07/27/23	54,800,000	54,613,242
		0.13%		07/31/23	195,166,000	194,420,867
		5.09%		08/01/23	600,000,000	597,716,118
		5.10%		08/01/23	1,900,000,000	1,892,762,969
		5.07%		08/03/23	100,000,000	99,566,000
		5.09%		08/03/23	1,500,000,000	1,493,463,736
See financial notes
25Schwab Government Money Funds | Semiannual Report

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.10%		08/03/23	550,000,000	547,600,944
		5.09%		08/08/23	250,000,000	248,737,250
		5.13%		08/08/23	500,000,000	497,454,999
		5.14%		08/08/23	900,000,000	895,414,500
		5.15%		08/08/23	54,900,000	54,619,406
		5.16%		08/08/23	130,000,000	129,334,400
		5.17%		08/08/23	300,000,000	298,460,750
		5.12%		08/10/23	1,000,000,000	994,627,222
		5.10%		08/15/23	1,000	994
		5.11%		08/15/23	1,000	994
		5.12%		08/15/23	300,000,000	298,181,458
		5.15%		08/15/23	500,000,000	496,978,056
		5.18%		08/15/23	110,440,000	109,771,985
		5.14%		08/22/23	1,250,000,000	1,241,145,833
		5.15%		08/22/23	500,000,000	496,454,861
		5.16%		08/22/23	100,000,000	99,288,889
		5.17%		08/22/23	450,000,000	446,794,792
		5.22%		08/29/23	399,300,000	396,142,767
		5.23%		08/29/23	1,050,000,000	1,041,681,861
		5.00%		09/05/23	97,600,000	96,744,503
		5.03%		09/05/23	650,000,000	644,267,111
		5.07%		09/05/23	1,415,000,000	1,402,422,222
		5.10%		09/05/23	500,000,000	495,528,444
		5.11%		09/05/23	150,000,000	148,657,333
		5.12%		09/05/23	250,000,000	247,757,778
		5.13%		09/05/23	500,000,000	495,506,667
		5.14%		09/05/23	2,402,000	2,380,352
		5.03%		09/12/23	250,000,000	247,559,375
		5.09%		09/12/23	100,000,000	99,011,719
		5.14%		09/12/23	500,000,000	495,007,813
		5.16%		09/12/23	250,000,000	247,495,278
		5.20%		09/19/23	250,000,000	247,232,083
		5.24%		09/19/23	550,000,000	543,862,917
		5.25%		09/19/23	70,000,000	69,217,400
		5.33%		09/26/23	250,000,000	246,906,944
		5.34%		09/26/23	1,000,000,000	987,604,167
		5.30%		10/24/23	191,100,000	187,976,111
		2.25%		04/30/24	65,500,000	63,876,404
		2.50%		04/30/24	65,500,000	64,007,057
		0.25%		06/15/24	120,900,000	115,177,669
		0.38%		07/15/24	24,600,000	23,362,782
(3 mo. US TBILL + 0.14%)	(a)	5.39%	07/03/23	10/31/24	27,800,000	27,823,955
See financial notes
Schwab Government Money Funds | Semiannual Report26

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.20%)	(a)	5.45%	07/03/23	01/31/25	322,700,000	323,218,526
(3 mo. US TBILL + 0.17%)	(a)	5.42%	07/03/23	04/30/25	251,900,000	252,056,818
Total U.S. Treasury Debt (Cost $37,083,018,646)						37,083,018,646
Total Investments in Securities (Cost $37,083,018,646)						37,083,018,646

(a)	Variable rate security; rate shown is effective rate at period end.

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At June 30, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
27Schwab Government Money Funds | Semiannual Report

Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$37,083,018,646
Receivables:
Fund shares sold		396,450,612
Interest		6,507,629
Prepaid expenses	+	2,011,663
Total assets		37,487,988,550

Liabilities
Payables:
Investments bought		4,277,341,021
Fund shares redeemed		161,487,930
Distributions to shareholders		73,795,269
Investment adviser and administrator fees		4,807,146
Shareholder service fees		1,707
Independent trustees’ fees		973
Accrued expenses	+	416,587
Total liabilities		4,517,850,633
Net assets		$32,970,137,917

Net Assets by Source
Capital received from investors		$32,969,928,348
Total distributable earnings	+	209,569
Net assets		$32,970,137,917

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$15,317,670,744		15,317,091,222		$1.00
Ultra Shares	$17,652,467,173		17,651,916,057		$1.00

See financial notes
Schwab Government Money Funds | Semiannual Report28

Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$610,723,203

Expenses
Investment adviser and administrator fees		25,260,602
Shareholder service fees:
Investor Shares		9,587,955
Registration fees		985,008
Portfolio accounting fees		81,436
Custodian fees		46,015
Independent trustees’ fees		27,694
Shareholder reports		25,461
Professional fees		25,336
Transfer agent fees		672
Other expenses	+	45,121
Total expenses		36,085,300
Expense reduction	–	1,236,744
Net expenses	–	34,848,556
Net investment income		575,874,647

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		216,994
Increase in net assets resulting from operations		$576,091,641
See financial notes
29Schwab Government Money Funds | Semiannual Report

Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$575,874,647	$147,757,421
Net realized gains	+	216,994	68,809
Increase in net assets from operations		$576,091,641	$147,826,230

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($271,416,176)	($85,133,479)
Ultra Shares	+	(304,458,471)	(62,682,376)
Total distributions		($575,874,647 )	($147,815,855 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		20,303,401,188	10,507,774,018
Ultra Shares	+	28,754,987,731	10,562,708,044
Total shares sold		49,058,388,919	21,070,482,062
Shares Reinvested
Investor Shares		150,566,444	55,057,183
Ultra Shares	+	192,654,166	45,838,359
Total shares reinvested		343,220,610	100,895,542
Shares Redeemed
Investor Shares		(13,095,468,177)	(10,071,645,436)
Ultra Shares	+	(17,471,690,660)	(8,281,962,337)
Total shares redeemed		(30,567,158,837)	(18,353,607,773)
Net transactions in fund shares		18,834,450,692	2,817,769,831

NET ASSETS
Beginning of period		$14,135,470,231	$11,317,690,025
Total increase	+	18,834,667,686	2,817,780,206
End of period		$32,970,137,917	$14,135,470,231

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Government Money Funds | Semiannual Report30

Schwab Treasury Obligations Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.01	0.00 [2]	0.00 [2]	0.02	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.01)[3]
Total from investment operations	0.02	0.01	0.00 [2]	0.00 [2]	0.02	0.01
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)	(0.01)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.23%[4]	1.40%	0.01%	0.27%	1.89%	1.51%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[5]	0.30%[6,7]	0.06%[7]	0.30%[7,8]	0.35%	0.35%
Gross operating expenses	0.35%[5]	0.35%[6]	0.35%	0.46%	0.48%	0.49%
Net investment income (loss)	4.52%[5]	1.92%	0.01%	0.27%	1.86%	1.57%
Net assets, end of period (x 1,000,000)	$32,842	$15,372	$5,632	$7,573	$10,820	$7,545

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
31Schwab Government Money Funds | Semiannual Report

Schwab Treasury Obligations Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.02	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.02	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.02)	(0.02)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	2.31%[4]	1.52%	0.01%	0.00%[4,5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[6]	0.18%[7,8]	0.06%[8]	0.16%[6,8]
Gross operating expenses	0.20%[6]	0.20%[7]	0.20%	0.21%[6]
Net investment income (loss)	4.66%[6]	2.53%	0.01%	0.01%[6]
Net assets, end of period (x 1,000,000)	$33,768	$17,073	$2,244	$1,754

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Percentage was less than 0.005%.
[6]	Annualized.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Government Money Funds | Semiannual Report32

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 4.0% OF NET ASSETS
UNITED STATES TREASURY
		5.14%		07/27/23	112,500,000	112,116,600
		5.15%		08/08/23	112,500,000	111,925,012
		5.16%		08/08/23	144,100,000	143,362,136
		5.22%		08/29/23	100,700,000	99,903,841
		5.30%		10/24/23	392,300,000	385,887,116
		2.25%		04/30/24	134,500,000	131,166,050
		2.50%		04/30/24	134,500,000	131,434,339
		0.25%		06/15/24	247,300,000	235,595,011
		0.38%		07/15/24	75,400,000	71,646,715
(3 mo. US TBILL + 0.14%)	(a)	5.39%	07/03/23	10/31/24	57,200,000	57,249,289
(3 mo. US TBILL + 0.20%)	(a)	5.45%	07/03/23	01/31/25	662,855,000	663,920,085
(3 mo. US TBILL + 0.17%)	(a)	5.42%	07/03/23	04/30/25	516,800,000	517,121,307
Total U.S. Treasury Debt (Cost $2,661,327,501)						2,661,327,501

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 96.1% OF NET ASSETS
U.S. TREASURY REPURCHASE AGREEMENTS 96.1%
BARCLAYS BANK PLC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	26,781,175	26,769,909
(Collateralized by U.S. Treasury Securities valued at $27,316,799, 4.38%, due 05/15/40)
Issued 06/15/23, repurchase date 07/17/23		5.07%		07/07/23	101,312,932	101,000,000
(Collateralized by U.S. Treasury Securities valued at $103,484,334, 2.00% - 2.50%, due 11/15/41 - 02/15/46)
Issued 06/16/23, repurchase date 07/17/23		5.07%		07/07/23	101,298,708	101,000,000
(Collateralized by U.S. Treasury Securities valued at $103,469,824, 2.00% - 3.00%, due 11/15/41 - 05/15/42)
See financial notes
33Schwab Government Money Funds | Semiannual Report

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BOFA SECURITIES INC
Issued 06/15/23, repurchase date 07/27/23		5.06%		07/07/23	2,006,184,444	2,000,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,000,086, 0.25% - 1.75%, due 06/30/25 - 08/15/31)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	1,995,839,562	1,995,000,000
(Collateralized by U.S. Treasury Securities valued at $2,034,900,055, 0.13% - 6.88%, due 04/30/25 - 02/15/32)
Issued 06/27/23, repurchase date 07/03/23		5.06%		07/03/23	4,427,730,907	4,424,000,000
(Collateralized by U.S. Treasury Securities valued at $4,512,480,053, 0.13% - 6.75%, due 01/31/26 - 03/31/28)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	51,671,736,042	51,650,000,000
(Collateralized by U.S. Treasury Securities valued at $51,671,736,050, 0.13% - 3.88%, due 01/31/24 - 08/15/40)
FICC - BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	503,212,098	503,000,000
(Collateralized by U.S. Treasury Securities valued at $513,060,082, 4.00%, due 12/15/25 - 02/29/28)
MUFG SECURITIES AMERICAS INC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	750,315,625	750,000,000
(Collateralized by U.S. Treasury Securities valued at $765,000,001, 1.13% - 5.00%, due 02/15/37 - 05/15/53)
Issued 06/15/23, repurchase date 07/27/23		5.06%		07/07/23	250,773,056	250,000,000
(Collateralized by U.S. Treasury Securities valued at $255,000,016, 1.75% - 3.63%, due 08/15/41 - 02/15/52)
RBC DOMINION SECURITIES INC
Issued 06/15/23, repurchase date 07/27/23		5.06%		07/07/23	2,006,184,444	2,000,000,000
(Collateralized by U.S. Treasury Securities valued at $2,052,042,813, 0.00% - 4.75%, due 07/31/23 - 02/15/53)
TRUIST BANK
Issued 06/29/23, repurchase date 07/06/23		5.06%		07/06/23	200,196,778	200,000,000
(Collateralized by U.S. Treasury Securities valued at $204,000,046, 1.63%, due 02/15/26)
						64,000,769,909
Total Repurchase Agreements (Cost $64,000,769,909)						64,000,769,909
Total Investments in Securities (Cost $66,662,097,410)						66,662,097,410

(a)	Variable rate security; rate shown is effective rate at period end.

FICC —	Fixed Income Clearing Corp
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
See financial notes
Schwab Government Money Funds | Semiannual Report34

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
35Schwab Government Money Funds | Semiannual Report

Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$2,661,327,501
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		64,000,769,909
Receivables:
Fund shares sold		569,503,389
Interest		51,401,715
Prepaid expenses	+	2,543,572
Total assets		67,285,546,086

Liabilities
Payables:
Fund shares redeemed		415,309,123
Distributions to shareholders		150,673,124
Investments bought		99,903,841
Investment adviser and administrator fees		10,185,773
Accrued expenses	+	73,637
Total liabilities		676,145,498
Net assets		$66,609,400,588

Net Assets by Source
Capital received from investors		$66,608,913,962
Total distributable earnings	+	486,626
Net assets		$66,609,400,588

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$32,841,580,692		32,841,300,198		$1.00
Ultra Shares	$33,767,819,896		33,767,562,905		$1.00

See financial notes
Schwab Government Money Funds | Semiannual Report36

Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$1,244,299,136

Expenses
Investment adviser and administrator fees		48,582,761
Shareholder service fees:
Investor Shares		18,614,352
Registration fees		1,873,882
Portfolio accounting fees		151,694
Custodian fees		103,938
Shareholder reports		47,512
Independent trustees’ fees		37,305
Professional fees		29,441
Transfer agent fees		661
Other expenses	+	68,907
Total expenses		69,510,453
Expense reduction	–	2,313,330
Net expenses	–	67,197,123
Net investment income		1,177,102,013

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		486,626
Increase in net assets resulting from operations		$1,177,588,639
See financial notes
37Schwab Government Money Funds | Semiannual Report

Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$1,177,102,013	$325,289,916
Net realized gains	+	486,626	34,426
Increase in net assets from operations		$1,177,588,639	$325,324,342

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($562,441,818)	($149,879,246)
Ultra Shares	+	(614,660,195)	(175,438,098)
Total distributions		($1,177,102,013 )	($325,317,344 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		40,901,853,375	22,106,591,490
Ultra Shares	+	45,849,685,261	31,409,409,090
Total shares sold		86,751,538,636	53,516,000,580
Shares Reinvested
Investor Shares		310,183,916	92,989,226
Ultra Shares	+	375,156,930	120,531,071
Total shares reinvested		685,340,846	213,520,297
Shares Redeemed
Investor Shares		(23,743,052,827)	(12,458,839,922)
Ultra Shares	+	(29,530,483,225)	(16,700,858,266)
Total shares redeemed		(53,273,536,052)	(29,159,698,188)
Net transactions in fund shares		34,163,343,430	24,569,822,689

NET ASSETS
Beginning of period		$32,445,570,532	$7,875,740,845
Total increase	+	34,163,830,056	24,569,829,687
End of period		$66,609,400,588	$32,445,570,532

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Government Money Funds | Semiannual Report38

Schwab Government Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Government Money Fund offers three share classes: Sweep Shares, Investor Shares and Ultra Shares. Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund, each offer two share classes, Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
39Schwab Government Money Funds | Semiannual Report

Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2023, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: (Schwab U.S. Treasury Money Fund may not invest in repurchase agreements) In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2023, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$36,166,306,027
Schwab Treasury Obligations Money Fund	64,000,769,909
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive
Schwab Government Money Funds | Semiannual Report40

Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the funds intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
41Schwab Government Money Funds | Semiannual Report

Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
On July 12, 2023, the SEC adopted rule and form amendments that govern money market funds under the 1940 Act. These rule amendments will be effective on October 2, 2023, and are intended to address problems experienced by certain money market funds in connection with the economic shock at the onset of the COVID-19 pandemic. Along with amendments related to liquidity thresholds, redemption fees and the removal of redemption gates, there are amendments that add reporting requirements for money market funds on Form N-CR and Form N-MFP. There are various compliance dates for the amendments with the compliance date for the new reporting requirements on Form N-CR and Form N-MFP set for June 11, 2024. At this time, management is evaluating the impact of the rule and form amendments on the Schwab Money Funds.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Interest Rate Risk. Interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, a fund’s yield will change over time.  During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. (Applies only to Schwab Government Money Fund and Schwab Treasury Obligations Money Fund) When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk.  A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling
Schwab Government Money Funds | Semiannual Report42

Schwab Government Money Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
to make, timely principal or interest payments or otherwise honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause a fund’s share price or yield to fall.
Certain U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds.  The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the  current shareholders of the funds. The Plan also enables Sweep Shares of the Schwab Government Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
43Schwab Government Money Funds | Semiannual Report

Schwab Government Money Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s shares owned by shareholders holding shares through Schwab.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	SHAREHOLDER SERVICING FEE	SWEEP ADMINISTRATION FEE
Schwab Government Money Fund
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab U.S. Treasury Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab Treasury Obligations Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:

Schwab Government Money Fund
Sweep Shares	0.44%
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab U.S. Treasury Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Treasury Obligations Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2023, the funds had no direct security transactions with other funds in the Fund Complex.
Schwab Government Money Funds | Semiannual Report44

Schwab Government Money Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
TAX COST
Schwab Government Money Fund	$47,951,215,470
Schwab U.S. Treasury Money Fund	37,083,018,646
Schwab Treasury Obligations Money Fund	66,662,097,410
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023. The tax basis components of distributions paid during the fiscal year ended December 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab Government Money Fund	$499,407,179
Schwab U.S. Treasury Money Fund	147,815,855
Schwab Treasury Obligations Money Fund	325,317,344
45Schwab Government Money Funds | Semiannual Report

Schwab Government Money Funds
Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Government Money Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services,
47Schwab Government Money Funds | Semiannual Report

Schwab Government Money Funds
and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser to the Funds, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation
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Schwab Government Money Funds
and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
49Schwab Government Money Funds | Semiannual Report

Schwab Government Money Funds
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab Government Money Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
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Schwab Government Money Funds

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

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Schwab Government Money Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
53Schwab Government Money Funds | Semiannual Report

Schwab Government Money Funds
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
Schwab Government Money Funds | Semiannual Report54

Schwab Government Money Funds
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
55Schwab Government Money Funds | Semiannual Report

Notes

Schwab Government Money Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR32957-18
00288426

Semiannual Report | June 30, 2023
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
1Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2000, Mr. Shaughnessy spent four years as a portfolio manager with Wells Capital Management, where he was responsible for managing the firm’s
California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report2

Schwab Municipal Money Fund as of June 30, 2023

The Schwab Municipal Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country and from U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal money market securities the interest from which is exempt from federal income tax. The fund may invest up to 20% of its net assets in securities subject to federal income tax such as government securities or repurchase agreements during normal market circumstances, and any portion of its net assets in such securities as a temporary defensive measure. When the fund makes such investments, a higher portion of the fund’s distributions will likely be subject to federal income tax. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2023, the U.S. Federal Reserve (Fed) continued to raise interest rates, albeit at a slower pace than in 2022. Inflationary pressure eased compared to 2022 but remained well above the Fed’s historical 2% target, and the unemployment rate remained low. In response to these conditions, the Fed raised the federal funds rate three times during the reporting period, by 0.25% each time, ending the period in a range of 5.00% to 5.25%. The Fed generally reduced the assets held on its balance sheet over the reporting period despite a temporary spike in March when three regional U.S. banks failed and regulators swiftly stepped in with monetary support to prevent the crisis from spreading.
The yield on the SIFMA Municipal Swap Index, a widely used benchmark for yields on floating-rate muni securities, moved generally higher over the reporting period, starting the period at 3.66% and ending it at 4.01%. While the index trended upward, yield volatility was significant, which created extreme fluctuations in the relative value of tax-exempt money market securities relative to similar taxable securities. These fluctuations created significant variability in cash flow across the muni money market industry.
Central banks outside the United States also battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates four times during the reporting period in their efforts to bring inflation levels lower. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, despite shifting conditions.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The uncertainties caused by three U.S. regional bank failures and the contentious debt-ceiling debate, combined with continued Fed rate hikes, caused the adviser to favor a short weighted average maturity (WAM). The decelerating pace of inflation caused market sentiment to shift late in the second quarter prompting the fund to incrementally add high-quality one-year notes. The fund’s WAM started the reporting period at 14 days and ended it at 15 days. Fund assets rose significantly during the reporting period which coincided with a supply shortage of high-quality tax-exempt securities. In response to this supply and demand imbalance, the fund occasionally purchased taxable securities during the reporting period.

Management views and portfolio holdings may have changed since the report date.
3Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of June 30, 2023

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	15 Days
Largest Holdings by State % of Investments4

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report4

Schwab Municipal Money Fund
Performance and Fund Facts as of June 30, 2023 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWTXX	SWOXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	3.64%	3.79%
Seven-Day Yield (without waivers)[2]	3.63%	3.78%
Seven-Day Effective Yield (with waivers)[2]	3.71%	3.86%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
5Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab AMT Tax-Free Money Fund as of June 30, 2023

The Schwab AMT Tax-Free Money Fund’s (the fund) goal is to seek the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in money market securities from states and municipal (muni) agencies around the country and from U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax (AMT). The fund may invest up to 20% of its net assets in securities subject to federal income tax (including AMT) such as government securities or repurchase agreements during normal market circumstances, and any portion of its net assets in such securities as a temporary defensive measure. When the fund makes such investments, a higher portion of the fund’s distributions will likely be subject to federal income tax or the federal alternative minimum tax. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2023, the U.S. Federal Reserve (Fed) continued to raise interest rates, albeit at a slower pace than in 2022. Inflationary pressure eased compared to 2022 but remained well above the Fed’s historical 2% target, and the unemployment rate remained low. In response to these conditions, the Fed raised the federal funds rate three times during the reporting period, by 0.25% each time, ending the period in a range of 5.00% to 5.25%. The Fed generally reduced the assets held on its balance sheet over the reporting period despite a temporary spike in March when three regional U.S. banks failed and regulators swiftly stepped in with monetary support to prevent the crisis from spreading.
The yield on the SIFMA Municipal Swap Index, a widely used benchmark for yields on floating-rate muni securities, moved generally higher over the reporting period, starting the period at 3.66% and ending it at 4.01%. While the index trended upward, yield volatility was significant, which created extreme fluctuations in the relative value of tax-exempt money market securities relative to similar taxable securities. These fluctuations created significant variability in cash flow across the muni money market industry.
Central banks outside the United States also battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates four times during the reporting period in their efforts to bring inflation levels lower. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, despite shifting conditions.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The uncertainties caused by three U.S. regional bank failures and the contentious debt-ceiling debate, combined with continued Fed rate hikes, caused the adviser to favor a short weighted average maturity (WAM). The decelerating pace of inflation caused market sentiment to shift late in the second quarter prompting the fund to incrementally add high-quality one-year notes. The fund’s WAM started the reporting period at 14 days and ended it at 17 days. Fund assets rose significantly during the reporting period which coincided with a supply shortage of high-quality tax-exempt securities. In response to this supply and demand imbalance, the fund occasionally purchased taxable securities during the reporting period.

Management views and portfolio holdings may have changed since the report date.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report6

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of June 30, 2023

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	17 Days
Largest Holdings by State % of Investments4

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
7Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of June 30, 2023 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab AMT Tax-Free Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWWXX	SCTXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	3.64%	3.79%
Seven-Day Yield (without waivers)[2]	3.60%	3.75%
Seven-Day Effective Yield (with waivers)[2]	3.71%	3.86%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report8

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2023 and held through June 30, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1]	BEGINNING ACCOUNT VALUE AT 1/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/23	EXPENSES PAID DURING PERIOD 1/1/23-6/30/23[2]
Schwab Municipal Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,014.00	$1.70
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.11	$1.71
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,014.70	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.85	$0.95
Schwab AMT Tax-Free Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,013.70	$1.70
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.11	$1.71
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,014.40	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.85	$0.95

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

9Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.01	0.00 [2]	0.00 [2]	0.01	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	0.01	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	—	—	—
Total distributions	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.40%[3]	0.92%	0.02%	0.35%	1.20%	1.15%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[4]	0.32%[5,6]	0.11%[6]	0.29%[6,7]	0.34%	0.34%
Gross operating expenses	0.35%[4]	0.35%[5]	0.35%	0.45%	0.48%	0.48%
Net investment income (loss)	2.80%[4]	1.07%	0.01%	0.35%	1.19%	1.17%
Net assets, end of period (x 1,000,000)	$3,704	$2,954	$1,597	$2,041	$2,674	$2,735

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report10

Schwab Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.01	0.00 [2]	0.00 [2]	0.01	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	0.01	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	—	—	—
Total distributions	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.47%[3]	1.05%	0.02%	0.44%	1.35%	1.30%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[4]	0.19%[5,6]	0.11%[6]	0.19%[6,7]	0.19%	0.19%
Gross operating expenses	0.20%[4]	0.20%[5]	0.20%	0.30%	0.33%	0.33%
Net investment income (loss)	2.92%[4]	1.18%	0.01%	0.45%	1.33%	1.31%
Net assets, end of period (x 1,000,000)	$11,485	$11,582	$6,405	$9,948	$13,010	$12,748

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
11Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.7% OF NET ASSETS
ALABAMA 1.0%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.15%		07/07/23	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.15%		07/07/23	10,550,000	10,550,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.15%		07/07/23	1,455,000	1,455,000
Black Belt Energy Gas District
Gas Prepay RB Series 2018B1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.31%	07/06/23	07/07/23	12,855,000	12,855,000
Huntsville Health Care Auth
CP		3.17%		07/13/23	27,000,000	27,000,000
RB Series 2020B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.05%		07/07/23	3,820,000	3,820,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(a)	4.14%		07/07/23	35,000,000	35,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(a)	4.12%		07/07/23	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(a)	4.14%		07/07/23	27,640,000	27,640,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)	4.15%		07/07/23	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	(a)	4.12%		07/07/23	15,000,000	15,000,000
						158,495,000
ALASKA 0.3%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.96%		07/07/23	19,485,000	19,485,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report12

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Valdez
Refunding RB (Exxon Pipeline) Series 1993A	(a)	3.65%		07/03/23	6,510,000	6,510,000
Refunding RB (ExxonMobil) Series 1993B	(a)	3.65%		07/03/23	6,960,000	6,960,000
Terminal Refunding RB (Exxon) Series 1993C	(a)	3.65%		07/03/23	8,915,000	8,915,000
						41,870,000
ARIZONA 1.2%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)	(a)	3.55%		07/03/23	48,280,000	48,280,000
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	4.21%		07/07/23	28,575,000	28,575,000
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	(a)	3.55%		07/03/23	44,350,000	44,350,000
Hospital Refunding RB (Phoenix Childrens Hospital) Series 2019B (LOC: BANK OF AMERICA NA)	(a)	3.63%		07/03/23	33,600,000	33,600,000
Maricopa Cnty IDA
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	10,500,000	10,500,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	(a)	4.18%		07/07/23	6,750,000	6,750,000
Phoenix IDA
Health Care Facilities RB (Mayo Clinic) Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	5,000,000	5,000,000
						177,055,000
ARKANSAS 0.7%
Osceola
Solid Waste Disposal RB (Plum Point Energy) Series 2006 (LOC: GOLDMAN SACHS BANK USA)	(a)	3.78%		07/07/23	100,000,000	100,000,000
CALIFORNIA 1.6%
California Health Facilities Financing Auth
RB (Cedars-Sanai Medical Center) Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.05%		07/07/23	2,665,000	2,665,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: CITIBANK NA)	(b)(c)(d)	4.04%		07/07/23	8,930,500	8,930,500
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	(a)	4.05%		07/07/23	1,140,000	1,140,000
California Statewide Communities Development Auth
M/F Housing RB (David Ave Apt) Series 2007WW (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.34%		07/07/23	5,300,000	5,300,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.34%		07/07/23	10,620,000	10,620,000
RB (Kaiser Permanente) Series 2009B6		3.03%		07/11/23	27,000,000	27,000,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.13%		07/07/23	57,715,000	57,715,000
Long Beach USD
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,235,000	3,235,000
Los Angeles Cnty Metropolitan Transportation Auth
1st Tier Sr Sales Tax RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	5,000,000	5,000,000
See financial notes
13Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles Dept of Airports
Sub RB Series 2017A, 2018A, 2018C, 2019F (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.02%		07/07/23	735,000	735,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	4.10%		07/07/23	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	4.08%		07/07/23	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	4.10%		07/07/23	700,000	700,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	4.08%		07/07/23	9,000,000	9,000,000
San Francisco Airport Commission
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.06%		07/07/23	16,485,000	16,485,000
RB 2nd Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.82%		07/03/23	1,000,000	1,000,000
RB 2nd Series 2019A, 2019E, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.08%		07/07/23	52,795,000	52,795,000
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.08%		07/07/23	28,985,000	28,985,000
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.08%		07/07/23	4,225,000	4,225,000
						243,530,500
COLORADO 1.2%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	(a)	4.00%		07/07/23	26,800,000	26,800,000
Colorado
COP Series 2021S (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	4,540,000	4,540,000
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	3,905,000	3,905,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	47,465,000	47,465,000
RB (CommonSpirit Health) Series 2019A2 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	3,000,000	3,000,000
RB (Intermountain Healthcare) Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,000,000	4,000,000
RB (SCL Health System) Series 2016D	(a)	3.95%		07/07/23	16,490,000	16,490,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/01/23	11,000,000	11,000,000
Refunding RB (Children’s Hospital Colorado) Series 2020A (LOC: TD BANK NA)	(a)	3.55%		07/03/23	27,900,000	27,900,000
Colorado Housing & Finance Auth
M/F Housing RB (Terrace Park Apartments) Series 2007 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.25%		07/07/23	10,725,000	10,725,000
S/F Mortgage Class I Bonds Series 2017E (LIQ: BANK OF AMERICA NA)	(a)	4.19%		07/07/23	11,300,000	11,300,000
Colorado State Univ
System Enterprise RB Series 2015D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	10,000,000	10,000,000
Denver
Airport System Sub RB Series 2018A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.09%		07/07/23	4,625,000	4,625,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report14

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Denver Dedicated Tax Revenue
Dedicated Tax RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.07%		07/07/23	4,205,000	4,205,000
						185,955,000
CONNECTICUT 0.1%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	(a)	4.11%		07/07/23	100,000	100,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	(a)	3.98%		07/07/23	13,455,000	13,455,000
Housing Mortgage RB Series 2015C3 (LIQ: ROYAL BANK OF CANADA)	(a)	3.95%		07/07/23	840,000	840,000
						14,395,000
DELAWARE 0.1%
Delaware Health Facilities Auth
Refunding RB (Christiana Care Health Services) Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.00%		07/07/23	12,550,000	12,550,000
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	(a)	4.04%		07/07/23	5,185,000	5,185,000
						17,735,000
DISTRICT OF COLUMBIA 1.3%
District of Columbia
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/07/23	8,910,000	8,910,000
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	42,000,000	42,000,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	20,595,000	20,595,000
Income Tax Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	895,000	895,000
Income Tax Secured Refunding RB Series 2020B		5.00%		10/01/23	910,000	913,346
District of Columbia HFA
M/F Housing RB (Pentacle Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.14%		07/07/23	8,310,000	8,310,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		3.30%	07/18/23	02/09/24	38,000,000	38,000,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	4.10%		07/03/23	9,700,000	9,700,000
Public Utility Sub Lien RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	3,760,000	3,760,000
Metropolitan Washington Airports Auth
Airport System RB Series 2009D2 (LOC: TD BANK NA)	(a)	3.55%		07/03/23	4,180,000	4,180,000
Airport System RB Series 2010D (LOC: TD BANK NA)	(a)	3.95%		07/07/23	11,800,000	11,800,000
Airport System Refunding RB Series 2015A (LIQ: CITIBANK NA)	(b)(c)(d)	4.16%	07/06/23	07/07/23	20,500,000	20,500,000
Airport System Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.09%		07/07/23	7,100,000	7,100,000
Airport System Refunding RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.07%		07/07/23	7,725,000	7,725,000
Airport System Refunding RB Series 2021A		5.00%		10/01/23	845,000	847,662
Airport System Refunding RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		07/03/23	9,510,000	9,510,000
						194,746,008
See financial notes
15Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FLORIDA 3.2%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	(a)	3.99%		07/07/23	8,980,000	8,979,920
Broward Cnty
Airport Facility RB (Embraer Aircraft Holding) Series 2007A (LOC: CITIBANK NA)	(a)	4.20%		07/07/23	11,500,000	11,500,000
Airport System RB Series 2019A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.08%		07/07/23	3,445,000	3,445,000
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	(a)	3.99%		07/07/23	3,035,000	3,035,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	(a)	4.05%		07/07/23	1,100,000	1,100,000
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		3.55%		07/19/23	40,675,000	40,675,000
Florida
Bridge Construction Refunding Bonds Series 2015A		5.00%		07/01/23	5,460,000	5,460,000
GO Bonds Series 2018A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.06%		07/07/23	4,075,000	4,075,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.05%		07/07/23	8,250,000	8,250,000
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(a)	4.10%		07/07/23	1,095,000	1,095,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	(a)	4.14%		07/07/23	2,895,000	2,895,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.13%		07/07/23	7,000,000	7,000,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.13%		07/07/23	4,900,000	4,900,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	(a)	4.14%		07/07/23	2,955,000	2,955,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.05%		07/07/23	5,240,000	5,240,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.11%		07/07/23	11,210,000	11,210,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.11%		07/07/23	4,000,000	4,000,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		3.45%		08/02/23	2,900,000	2,900,000
Gainesville
IDRB (Gainesville Hillel) Series 2003 (LOC: TD BANK NA)	(a)	3.95%		07/07/23	3,600,000	3,600,000
Greater Orlando Aviation Auth
Sub Airport Facilities RB Series 2017A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.09%		07/07/23	1,875,000	1,875,000
Halifax Hospital Medical Center
Hospital Refunding RB Series 2008 (LOC: JPMORGAN CHASE BANK NA)	(a)	4.00%		07/07/23	400,000	400,000
Hillsborough Cnty
Solid Waste & Recovery Refunding RB Series 2016B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	4.21%	07/06/23	09/01/23	745,000	745,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report16

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.13%		07/07/23	17,805,000	17,805,000
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2020B (LOC: TD BANK NA)	(a)	3.60%		07/03/23	26,475,000	26,475,000
Health System RB (Baycare Health) Series 2020D (LOC: TD BANK NA)	(a)	3.80%		07/03/23	10,350,000	10,350,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		3.25%		08/03/23	2,000,000	2,000,000
Health Care Refunding RB (Baptist Health) Series 2019B	(a)	4.01%		07/07/23	8,000,000	8,000,000
Health Care Refunding RB (Baptist Health) Series 2019D	(a)	4.10%		07/07/23	38,385,000	38,385,000
Health Care Refunding RB (Baptist Health) Series 2019E	(a)	4.10%		07/07/23	13,000,000	13,000,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		3.43%		08/03/23	13,200,000	13,200,000
Lee Cnty
Airport RB Series 2021B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.07%		07/07/23	2,440,000	2,440,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.06%		07/07/23	7,915,000	7,915,000
Miami Dade Cnty Aviation
CP Notes Series 2021 (LOC: BANK OF AMERICA NA)		3.20%		07/03/23	20,000,000	20,000,000
CP Notes Series 2021 (LOC: BANK OF AMERICA NA)		3.20%		08/10/23	10,000,000	10,000,000
Miami-Dade Cnty
GO Bonds Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	4,950,000	4,950,000
Transit System Sales Surtax RB Series 2020A & 2018 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	5,835,000	5,835,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	32,690,000	32,690,000
Miami-Dade Cnty Fla Health Facs
Refunding RB (Nicklaus Children’s Hospital) Series 2021A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	1,790,000	1,790,000
Orange Cnty HFA
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.31%		07/07/23	5,115,000	5,115,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.31%		07/07/23	10,025,000	10,025,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: TRUIST BANK)	(a)	4.01%		07/07/23	6,790,000	6,790,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: TRUIST BANK)	(a)	4.01%		07/07/23	7,350,000	7,350,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.31%		07/07/23	10,200,000	10,200,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.31%		07/07/23	6,815,000	6,815,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.33%		07/07/23	6,405,000	6,405,000
Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: TD BANK NA)	(a)	3.75%		07/07/23	56,730,000	56,730,000
Utility System RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,000,000	4,000,000
Utility System Refunding RB Series 2015B (LIQ: TD BANK NA)	(a)	3.75%		07/07/23	14,075,000	14,075,000
See financial notes
17Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	(a)	5.00%		07/07/23	2,510,000	2,510,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	(a)	4.07%		07/07/23	760,000	760,000
South Broward Hospital District
Hospital RB Series 2016A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,815,000	1,815,000
St Johns Cnty
Water & Sewer RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	5,680,000	5,680,000
						488,439,920
GEORGIA 1.5%
Atlanta
Airport RB Series 2019B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.09%		07/07/23	3,520,000	3,520,000
Water & Wastewater CP Series 2021 (LOC: WELLS FARGO BANK NA)		3.00%		07/17/23	60,724,000	60,708,675
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	7,500,000	7,500,000
Atlanta Hartsfield-Jackson Airport
Airport CP Notes Series N2 (LOC: PNC BANK NA)		3.60%		09/07/23	83,917,000	83,917,000
Airport CP Notes Series O2 (LOC: JPMORGAN CHASE BANK NA)		3.65%		09/07/23	5,508,000	5,508,000
CP Notes Series M2 (LOC: BANK OF AMERICA NA)		3.65%		09/07/23	3,106,000	3,106,000
Brookhaven Development Auth
RB (Children’s Healthcare Atlanta) Series 2019A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,015,000	2,015,000
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	18,805,000	18,805,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	(a)	4.04%		07/07/23	9,350,000	9,350,000
Main Street Natural Gas
Gas RB Series 2022B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.06%		07/07/23	12,485,000	12,485,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.14%		07/07/23	14,300,000	14,300,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: TRUIST BANK)	(a)	4.17%		07/07/23	12,750,000	12,750,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	4.11%		07/07/23	1,675,000	1,675,000
						235,639,675
HAWAII 0.0%
Honolulu
GO Bonds Series 2019A		5.00%		09/01/23	270,000	270,697
GO Bonds Series 2020D		5.00%		07/01/23	440,000	440,000
						710,697
IDAHO 0.0%
Cassia Cnty IDC
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)	4.18%		07/07/23	1,000,000	1,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report18

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ILLINOIS 4.2%
Chicago
Airport Sr Lien RB Series 2022A & 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.08%		07/07/23	5,620,000	5,620,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	(a)	4.00%		07/07/23	3,877,000	3,877,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)	(a)	4.07%		07/07/23	1,000,000	1,000,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	(a)	4.07%		07/07/23	7,400,000	7,400,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	(a)	4.05%		07/07/23	37,165,000	37,165,000
Midway Airport 2nd Lien RB Series 2004D (LOC: BANK OF MONTREAL)	(a)	3.99%		07/07/23	6,255,000	6,255,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: PNC BANK NA)	(a)	4.01%		07/07/23	30,100,000	30,100,000
Midway Airport CP Series 2022A (LOC: BANK OF MONTREAL)		3.41%		08/07/23	24,673,000	24,673,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/07/23	12,015,000	12,015,000
Chicago Transit Auth
2nd Lien Sales Tax RB Series 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	3,660,000	3,660,000
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		3.40%		08/03/23	9,744,000	9,744,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		07/07/23	23,380,000	23,380,000
RB (Mercy Health) Series 2016 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	5,000,000	5,000,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	(a)	4.19%		07/07/23	9,500,000	9,500,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	9,390,000	9,390,000
RB (Northshore Edward Elmhurst Health) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.57%		07/03/23	33,555,000	33,555,000
RB (Northshore Edward Elmhurst Health) Series 2022F (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.57%		07/03/23	18,100,000	18,100,000
RB (Northshore Edward Elmhurst) Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.55%		07/03/23	30,555,000	30,555,000
RB (Northshore Edward Elmhurst) Series 2022E (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.55%		07/03/23	25,855,000	25,855,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.01%		07/07/23	55,595,000	55,595,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	25,320,000	25,320,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.82%		07/03/23	1,550,000	1,550,000
RB (Univ of Chicago) Series 2022A & 2016B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	12,000,000	12,000,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO HARRIS BANK NA)	(a)	4.00%		07/07/23	21,800,000	21,800,000
Refunding RB (OSF Healthcare System) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(a)	3.55%		07/03/23	17,600,000	17,600,000
See financial notes
19Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Refunding RB (OSF Healthcare) Series 2018C (LOC: PNC BANK NA)	(a)	3.75%		07/03/23	54,260,000	54,260,000
Variable Rate Demand RB (Univ of Chicago Medical Center) Series 2009D2 (LOC: TD BANK NA)	(a)	3.60%		07/03/23	1,550,000	1,550,000
Illinois Hsg Development Auth March 2016 S/F
RB Series 2022E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.06%		07/07/23	8,320,000	8,320,000
RB Series 2022H		3.47%		12/01/23	13,810,000	13,810,000
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	11,470,000	11,470,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	21,000,000	21,000,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.06%		07/07/23	11,550,000	11,550,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.07%		07/07/23	16,105,000	16,105,000
Sr RB Series 2014B (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.06%		07/07/23	8,000,000	8,000,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	5,090,000	5,090,000
Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.07%		07/07/23	1,310,000	1,310,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.14%		07/07/23	27,000,000	27,000,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.54%	07/06/23	07/07/23	11,028,500	11,028,500
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.17%		07/07/23	4,100,000	4,100,000
Will Cnty
RB (ExxonMobil) Series 2001	(a)	3.70%		07/03/23	16,580,000	16,580,000
						641,882,500
INDIANA 1.3%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	(a)	3.73%		07/07/23	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	(a)	3.73%		07/07/23	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	(a)	3.73%		07/07/23	7,000,000	7,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	(a)	3.73%		07/07/23	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	(a)	3.73%		07/07/23	20,000,000	20,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	(a)	4.05%		07/07/23	4,000,000	4,000,000
Environmental Refunding RB (Duke Energy) Series 2009A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.85%		07/03/23	38,025,000	38,025,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	9,150,000	9,150,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	2,720,000	2,720,000
RB (Ascension Health) Series 2008E7	(a)	3.95%		07/07/23	12,000,000	12,000,000
RB (Fulcrum Centerpoint) Series 2022 (ESCROW)		4.50%		11/15/23	25,000,000	25,000,000
Refunding RB (Trinity Health) Series 2008D2		3.25%		07/18/23	19,665,000	19,665,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2017B3 (LIQ: TD BANK NA)	(a)	3.60%		07/03/23	17,895,000	17,895,000
S/F Mortgage RB Series 2020C-3 (LIQ: TD BANK NA)	(a)	3.60%		07/03/23	9,280,000	9,280,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report20

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Noblesville
RB (GreyStone Apts) Series 2006A (LOC: BANK OF AMERICA NA)	(a)	4.16%		07/07/23	8,875,000	8,875,000
						203,610,000
IOWA 2.1%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B1 (LOC: TD BANK NA)	(a)	3.60%		07/03/23	7,915,000	7,915,000
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: TD BANK NA)	(a)	3.60%		07/03/23	27,945,000	27,945,000
Midwestern Disaster Area RB (Cargill) Series 2009A	(a)	4.04%		07/07/23	37,000,000	37,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(a)	4.05%		07/07/23	65,947,000	65,947,000
Midwestern Disaster Area RB (Cargill) Series 2012	(a)	4.05%		07/07/23	31,500,000	31,500,000
Midwestern Disaster Area RB (Cargill) Series 2012A	(a)	4.05%		07/07/23	73,200,000	73,200,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(a)	4.18%		07/07/23	5,940,000	5,940,000
RB (UnityPoint Health) Series 2018F (LOC: JPMORGAN CHASE BANK NA)	(a)	3.75%		07/03/23	3,800,000	3,800,000
Sewage and Solid Waste Disposal RB (Cargill) Series 2021	(a)	4.06%		07/07/23	61,000,000	61,000,000
						314,247,000
KANSAS 0.2%
Meade Cnty
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2021 (LOC: AGRIBANK FCB)	(a)	4.18%		07/07/23	7,000,000	7,000,000
Wichita
Industrial RB (Cargill) Series VII-A 2018	(a)	4.06%		07/07/23	25,800,000	25,800,000
						32,800,000
KENTUCKY 0.9%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	4.05%		07/07/23	20,480,000	20,480,000
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	(a)	4.14%		07/07/23	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	(a)	4.09%		07/07/23	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	(a)	4.09%		07/07/23	4,500,000	4,500,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	(a)	4.04%		07/07/23	4,400,000	4,400,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NA)	(a)	4.38%		07/07/23	2,900,000	2,900,000
Louisville & Jefferson Cnty Metro Government
RB (Norton Healthcare) Series 2011B (LOC: PNC BANK NA)	(a)	3.55%		07/03/23	27,550,000	27,550,000
See financial notes
21Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Louisville & Jefferson Cnty Metro Sewer District
CP Series 2023A2 (LOC: JPMORGAN CHASE BANK NA)		3.53%		08/16/23	15,000,000	15,000,000
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		3.70%		07/26/23	5,000,000	5,000,000
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		3.60%		09/22/23	8,000,000	8,000,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.50%		08/01/23	12,500,000	12,500,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.50%		08/02/23	10,630,000	10,630,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.53%		08/23/23	10,000,000	10,000,000
						134,275,000
LOUISIANA 2.7%
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	(a)	4.30%		07/07/23	5,100,000	5,100,000
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	(a)	3.65%		07/03/23	229,315,000	229,315,000
RB (ExxonMobil) Series 2010B	(a)	3.65%		07/03/23	150,465,000	150,465,000
Louisiana HFA
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.15%		07/07/23	11,730,000	11,730,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.15%		07/07/23	6,400,000	6,400,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.21%		07/07/23	3,360,000	3,360,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		4.00%		03/15/24	5,000,000	5,000,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.21%		07/07/23	2,640,000	2,640,000
						414,010,000
MAINE 0.6%
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: BANK OF AMERICA NA)	(a)	4.04%		07/07/23	29,000,000	29,000,000
Mortgage Purchase Bonds Series 2022C (LIQ: UBS AG)	(a)	4.15%		07/07/23	69,765,000	69,765,000
						98,765,000
MARYLAND 0.7%
Baltimore Cnty
GO Bonds Series 2018 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.06%		07/07/23	2,570,000	2,570,000
Howard Cnty Housing Commission
RB (Beech’s Farm Apt) Series 2023 (LOC: PNC BANK NA)	(a)	3.96%		07/07/23	500,000	500,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report22

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Maryland Community Development Administration
M/F Housing Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)	(a)	3.98%		07/07/23	3,165,000	3,165,000
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2017D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.05%		07/07/23	7,390,000	7,390,000
RB Series 1985B (LOC: TD BANK NA)	(a)	3.95%		07/07/23	8,000,000	8,000,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NA)	(a)	4.10%		07/07/23	5,960,000	5,960,000
Montgomery Cnty
RB (Trinity Health) Series 2013MD		3.50%		09/01/23	8,500,000	8,500,000
Montgomery Cnty Housing Opportunities Commission
M/F Housing RB Series 2023A (LOC: TD BANK NA)	(a)	3.60%		07/03/23	15,150,000	15,150,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	4.10%		07/03/23	6,535,000	6,535,000
Washington Suburban Sanitary District
GO BAN Series A (LIQ: TD BANK NA)	(a)	3.75%		07/03/23	31,650,000	31,650,000
GO BAN Series B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		07/03/23	10,000,000	10,000,000
						99,420,000
MASSACHUSETTS 1.7%
Billerica
ULT GO Series 70B (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	4.10%		07/03/23	6,000,000	6,000,000
Massachusetts
GO BAN Series A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	55,000,000	55,000,000
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	22,540,000	22,540,000
GO Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,000,000	4,000,000
GO Refunding Bonds Series 2015A		5.00%		07/01/23	14,315,000	14,315,000
GO Refunding Bonds Series 2016A		5.00%		07/01/23	270,000	270,000
GO Refunding Bonds Series 2017D		5.00%		07/01/23	400,000	400,000
RB (Rail Enhancement) Series 2022A&B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	5,625,000	5,625,000
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2022A1		5.00%		07/01/23	1,000,000	1,000,000
Sales Tax CP Series C (LIQ: BARCLAYS BANK PLC)		3.70%		07/13/23	9,500,000	9,500,000
Sr Sales Tax Bonds Series 2016A		3.56%		07/01/23	415,000	415,000
Sr Sales Tax RB Series 2004B		5.25%		07/01/23	465,000	465,000
Massachusetts Dept of Transportation
Metropolitan Highway System Sub Refunding RB (Commonwealth Contract Assistance) Series 2022A2 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)	4.00%		07/07/23	18,000,000	18,000,000
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	4.24%		07/07/23	48,210,000	48,210,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.24%		07/07/23	2,645,000	2,645,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.24%		07/07/23	11,800,000	11,800,000
See financial notes
23Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (College of the Holy Cross) Series 2002 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	5,050,000	5,050,000
RB (Partners HealthCare) Series T2 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	5,600,000	5,600,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series P1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.95%		07/07/23	500,000	500,000
RB (Partners HealthCare) Series P2 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		07/07/23	2,850,000	2,850,000
Massachusetts HFA
Housing RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.81%		07/03/23	400,000	400,000
Massachusetts Port Auth
RB Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.83%		07/03/23	1,235,000	1,235,000
RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		07/07/23	4,800,000	4,800,000
Massachusetts School Building Auth
Sub Sales Tax Bonds Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	2,535,000	2,535,000
Sub Sales Tax RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	5,335,000	5,335,000
Univ of Massachusetts Building Auth
CP Notes Series 2013A1 (LIQ: TD BANK NA)		3.30%		07/20/23	25,000,000	25,000,000
						253,490,000
MICHIGAN 2.8%
Grand Traverse Hospital Finance Auth
Refunding RB (Munson Healthcare) Series 2019C (LOC: PNC BANK NA)	(a)	3.75%		07/03/23	6,075,000	6,075,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	7,775,000	7,775,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	28,700,000	28,700,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: UBS AG)	(b)(c)(d)	4.04%		07/07/23	2,600,000	2,600,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.82%		07/03/23	3,135,000	3,135,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	15,330,000	15,330,000
Hospital Refunding RB (Trinity Health) Series 2017MIA & MI2022A & MI2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	8,645,000	8,645,000
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	4.05%		07/07/23	9,200,000	9,200,000
Rental Housing RB Series 2002A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.93%		07/07/23	18,000,000	18,000,000
Rental Housing RB Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	4.05%		07/07/23	12,300,000	12,300,000
Rental Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	4.03%		07/07/23	8,670,000	8,670,000
Rental Housing RB Series 2016E (LIQ: UBS AG)	(a)	4.03%		07/07/23	11,280,000	11,280,000
Rental Housing RB Series 2022B (LOC: BANK OF AMERICA NA)	(a)	4.00%		07/07/23	35,400,000	35,400,000
Rental Housing RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	7,500,000	7,500,000
S/F Mortgage RB Series 2006C (LIQ: TD BANK NA)	(a)	3.95%		07/07/23	2,485,000	2,485,000
S/F Mortgage RB Series 2007B (LIQ: TD BANK NA)	(a)	4.00%		07/07/23	50,720,000	50,720,000
S/F Mortgage RB Series 2007F (LIQ: TD BANK NA)	(a)	4.00%		07/07/23	5,000,000	5,000,000
S/F Mortgage RB Series 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%	07/06/23	07/07/23	47,495,000	47,495,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report24

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
S/F Mortgage RB Series 2021A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.84%		07/07/23	3,505,000	3,505,000
S/F Mortgage RB Series 2022D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	13,070,000	13,070,000
Michigan State Univ
General RB Series 2003A (LIQ: NORTHERN TRUST COMPANY (THE))	(a)	4.00%		07/07/23	1,000,000	1,000,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF NOVA SCOTIA)	(a)	4.05%		07/07/23	36,335,000	36,335,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	(a)	4.06%		07/07/23	10,000,000	10,000,000
LT GO Bonds (Greenville Venture Partners) Series 2018 (LOC: COBANK ACB)	(a)	4.18%		07/07/23	5,250,000	5,250,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: BMO HARRIS BANK NA)	(a)	4.12%		07/07/23	31,045,000	31,045,000
Univ of Michigan
CP Notes Series L1		3.85%		07/06/23	21,815,000	21,815,000
Extendible CP Notes Series L2		3.58%	07/05/23	02/26/24	23,105,000	23,105,000
General RB Series 2012B	(a)	3.85%		07/03/23	1,800,000	1,800,000
						427,235,000
MINNESOTA 1.4%
Bloomington
Sr Housing Refunding RB (Presbyterian Homes) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.98%		07/07/23	2,715,000	2,715,000
East Grand Forks
Solid Waste Disposal RB (American Crystal Sugar) Series 2019 (LOC: COBANK ACB)	(a)	4.18%		07/07/23	8,000,000	8,000,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.09%		07/07/23	5,705,000	5,705,000
Grant Cnty
IDRB (Riverview) Series 2020 (LOC: AGRIBANK FCB)	(a)	4.18%		07/07/23	20,000,000	20,000,000
Hennepin Cnty
GO CP Certificates Series A		3.20%		07/11/23	17,500,000	17,500,000
Moorehead
Refunding RBs (American Crystal Sugar Comp) Series 2020 (LOC: COBANK ACB)	(a)	4.12%		07/07/23	7,500,000	7,500,000
Norman Cnty
Solid Waste Disposal RB (Riverview) Series 2022 (LOC: AGRIBANK FCB)	(a)	4.18%		07/07/23	20,000,000	20,000,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		3.24%		08/09/23	60,000,000	60,000,000
Health Care Facilities RB (Mayo Clinic) Series 2016	(a)	4.20%		07/07/23	44,000,000	44,000,000
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.09%		07/07/23	12,300,000	12,300,000
M/F Housing Refunding RB (Westwind Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.09%		07/07/23	5,565,000	5,565,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	(a)	4.18%		07/07/23	10,000,000	10,000,000
						213,285,000
See financial notes
25Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MISSISSIPPI 2.6%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	(a)	3.80%		07/03/23	13,095,000	13,095,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011E	(a)	3.65%		07/03/23	41,500,000	41,500,000
IDRB (Chevron) Series 2007A	(a)	3.65%		07/03/23	183,225,000	183,225,000
IDRB (Chevron) Series 2007B	(a)	3.65%		07/03/23	9,385,000	9,385,000
IDRB (Chevron) Series 2007C	(a)	3.65%		07/03/23	15,845,000	15,845,000
IDRB (Chevron) Series 2010H	(a)	3.80%		07/03/23	26,115,000	26,115,000
IDRB (Chevron) Series 2011A	(a)	3.80%		07/03/23	31,830,000	31,830,000
IDRB (Chevron) Series 2011B	(a)	3.80%		07/03/23	15,835,000	15,835,000
Port Facilities Refunding RB (Chevron) Series 2023	(a)	3.65%		07/03/23	35,050,000	35,050,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.15%		07/07/23	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.15%		07/07/23	5,260,000	5,260,000
Mississippi State Univ Educational Building Corp
Refunding RB (Mississippi State Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	9,760,000	9,760,000
						391,900,000
MISSOURI 0.4%
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	(a)	4.14%		07/07/23	8,435,000	8,435,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	4.10%		07/03/23	10,545,000	10,545,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2008D	(a)	4.01%		07/07/23	3,600,000	3,600,000
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.05%		07/07/23	17,500,000	17,500,000
Health Facilities RB (SSM Health) Series 2022A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	4.21%	07/06/23	12/01/23	10,520,000	10,520,000
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	9,105,000	9,105,000
St. Louis Cnty IDA
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.12%		07/07/23	5,535,000	5,535,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.37%		07/07/23	1,495,000	1,495,000
						66,735,000
NEBRASKA 0.4%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.06%		07/07/23	3,940,000	3,940,000
Gas RB Series 2022-2 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.06%		07/07/23	3,155,000	3,155,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report26

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nebraska Investment Finance Auth
M/F Housing RB (Irvington Heights Apts) Series 2007A (LOC: CITIBANK NA)	(a)	4.25%		07/07/23	9,535,000	9,535,000
Washington Cnty
IDRB (Cargill) Series 2010	(a)	4.05%		07/07/23	3,880,000	3,880,000
IDRB (Cargill) Series 2010B	(a)	4.04%		07/07/23	3,000,000	3,000,000
RB (Cargill) Series 2019	(a)	4.06%		07/07/23	32,000,000	32,000,000
						55,510,000
NEVADA 0.8%
Clark Cnty
Airport System Sub Lien RB Series 2008C1 (LOC: BANK OF AMERICA NA)	(a)	4.19%		07/07/23	50,050,000	50,050,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	4.10%		07/03/23	8,605,000	8,605,000
Nevada Dept of Business & Industry
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		3.70%		01/31/24	3,500,000	3,500,000
Nevada Housing Division
Housing RB (Vintage at Laughlin Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.20%		07/07/23	5,510,000	5,510,000
Housing RB (Vista Creek Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.20%		07/07/23	18,515,000	18,515,000
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.00%		07/07/23	9,800,000	9,800,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.00%		07/07/23	8,765,000	8,765,000
M/F Housing RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.00%		07/07/23	16,100,000	16,100,000
						120,845,000
NEW HAMPSHIRE 0.7%
New Hampshire Business Finance Auth
Recovery Zone Facility RB (Lonza Biologics) Series 2010 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	4.05%		07/07/23	15,000,000	15,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	4.06%		07/07/23	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	4.06%		07/07/23	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	4.06%		07/07/23	45,000,000	45,000,000
						109,500,000
NEW JERSEY 0.1%
New Jersey Health Care Facilities Financing Auth
Hospital Capital Asset RB Series 1985A (LOC: TD BANK NA)	(a)	3.95%		07/07/23	1,620,000	1,620,000
RB (Atlantic Health) Series 2008B (LOC: BANK OF AMERICA NA)	(a)	3.70%		07/07/23	645,000	645,000
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB (Meadow Brook Apt) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.04%		07/07/23	6,005,000	6,005,000
						8,270,000
See financial notes
27Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NEW YORK 22.8%
Albany City SD
GO BAN Series 2023B		4.75%		06/27/24	23,900,000	24,137,848
Battery Park City Auth
Jr RB Series 2019E (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	7,060,000	7,060,000
Bethlehem CSD
BAN 2023B	(e)	4.75%		07/12/24	18,700,000	18,915,985
Burnt Hills - Ballston Lake CSD
GO BAN Series 2023		4.50%		06/21/24	15,600,000	15,726,593
Cazenovia CSD
GO BAN 2023	(e)	4.75%		07/12/24	14,000,000	14,156,240
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.24%		07/07/23	3,230,000	3,230,000
Kenmore Tonawanda UFSD
GO BAN 2023		4.75%		06/27/24	31,000,000	31,335,410
Lewiston-Porter CSD
BAN 2023	(e)	4.75%		06/25/24	16,325,000	16,485,638
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	3.55%		07/03/23	19,065,000	19,065,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(a)	3.55%		07/03/23	16,360,000	16,360,000
Transportation RB Series 2005D2 (LOC: BANK OF MONTREAL)	(a)	3.80%		07/03/23	35,610,000	35,610,000
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(a)	3.65%		07/03/23	80,080,000	80,080,000
Transportation Refunding RB Series 2012G4 (LOC: BANK OF MONTREAL)	(a)	3.80%		07/03/23	14,000,000	14,000,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.24%		07/07/23	12,950,000	12,950,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	(a)	4.16%		07/07/23	3,195,000	3,195,000
New York City
GO Bonds Fiscal 2006 Series E4 (LOC: BANK OF AMERICA NA)	(a)	3.96%		07/07/23	525,000	525,000
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	22,500,000	22,500,000
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.85%		07/03/23	41,160,000	41,160,000
GO Bonds Fiscal 2012 Series A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	4.00%		07/07/23	1,750,000	1,750,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D-3A (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	3.70%		07/03/23	13,140,000	13,140,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	5,950,000	5,950,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	(a)	3.62%		07/03/23	15,195,000	15,195,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(a)	3.85%		07/03/23	65,645,000	65,645,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(a)	3.65%		07/03/23	50,700,000	50,700,000
GO Bonds Fiscal 2014 Series D4 (LOC: TD BANK NA)	(a)	3.55%		07/03/23	13,915,000	13,915,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	2,500,000	2,500,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	5,000,000	5,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report28

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		07/03/23	30,050,000	30,050,000
GO Bonds Fiscal 2017 Series A6 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.78%		07/03/23	43,810,000	43,810,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	(a)	3.73%		07/03/23	23,405,000	23,405,000
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(a)	3.75%		07/03/23	4,100,000	4,100,000
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	6,275,000	6,275,000
GO Bonds Fiscal 2018 Series E4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.80%		07/03/23	12,000,000	12,000,000
GO Bonds Fiscal 2018 Series E-5 (LOC: TD BANK NA)	(a)	3.55%		07/03/23	16,720,000	16,720,000
GO Bonds Fiscal 2018 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	10,890,000	10,890,000
GO Bonds Fiscal 2020 Series D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	8,650,000	8,650,000
GO Bonds Fiscal 2021 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	5,400,000	5,400,000
GO Bonds Fiscal 2022 Series A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	2,250,000	2,250,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	2,400,000	2,400,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		07/03/23	73,640,000	73,640,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.78%		07/03/23	22,315,000	22,315,000
GO Bonds Fiscal 2023 Series A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	2,500,000	2,500,000
GO Bonds Fiscal 2023 Series A3 (LIQ: BANK OF MONTREAL)	(a)	3.55%		07/03/23	47,225,000	47,225,000
New York City Housing Development Corp
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.17%		07/07/23	19,710,000	19,710,000
M/F Housing RB (Royal Charter Properties-East) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.70%		07/07/23	22,250,000	22,250,000
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,160,000	3,160,000
M/F Housing RB Series 2018L2 (LIQ: TD BANK NA)	(a)	3.95%		07/07/23	14,745,000	14,745,000
M/F Housing RB Series 2022C3 (LIQ: BARCLAYS BANK PLC)	(a)	4.00%		07/07/23	16,500,000	16,500,000
M/F Housing RB Series 2022F3 (LIQ: UBS AG)	(a)	4.00%		07/07/23	27,725,000	27,725,000
M/F Housing RB Series 2023A3 (LIQ: TD BANK NA)	(a)	3.95%		07/07/23	7,000,000	7,000,000
M/F Housing RB Series B1A & C1A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		07/03/23	12,060,000	12,060,000
M/F Mortgage RB (Beacon Mews) Series 2006A (LOC: CITIBANK NA)	(a)	4.05%		07/07/23	4,100,000	4,100,000
M/F Mortgage RB (East Clarke Place Associates) Series 2005A (LOC: JPMORGAN CHASE BANK NA)	(a)	4.05%		07/07/23	2,200,000	2,200,000
M/F Mortgage RB (State Renaissance Court) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.02%		07/07/23	21,075,000	21,075,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	(a)	3.73%		07/07/23	4,000,000	4,000,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.73%		07/07/23	485,000	485,000
New York City Municipal Water Finance Auth
Water & Sewer 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,100,000	2,100,000
Water & Sewer System 2nd General Resolution RB Fiscal 2023 Series AA (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,780,000	4,780,000
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.50%		07/03/23	7,000,000	7,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(a)	3.65%		07/03/23	49,790,000	49,790,000
See financial notes
29Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(a)	3.55%		07/03/23	35,490,000	35,490,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.85%		07/03/23	36,875,000	36,875,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA6 (LIQ: MIZUHO BANK LTD)	(a)	3.55%		07/03/23	47,125,000	47,125,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(a)	3.75%		07/03/23	5,700,000	5,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	2,665,000	2,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 & 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	5,125,000	5,125,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	2,000,000	2,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,255,000	2,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,740,000	2,740,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(a)	3.75%		07/03/23	70,700,000	70,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(a)	3.75%		07/03/23	15,375,000	15,375,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	13,900,000	13,900,000
Water & Sewer System RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.80%		07/03/23	44,900,000	44,900,000
Water & Sewer System RB Fiscal 2010 Series CC (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.55%		07/03/23	31,770,000	31,770,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	(a)	3.55%		07/03/23	18,210,000	18,210,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.80%		07/03/23	2,625,000	2,625,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.90%		07/03/23	93,200,000	93,200,000
Water & Sewer System RB Fiscal 2019 Series BB (LIQ: TD BANK NA)	(a)	3.95%		07/07/23	2,090,000	2,090,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	54,100,000	54,100,000
Water & Sewer System RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,020,000	4,020,000
Water & Sewer System RB Fiscal 2021 Series EE1 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)	4.00%		07/03/23	1,400,000	1,400,000
Water & Sewer System RB Fiscal 2023 Series AA1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	8,000,000	8,000,000
Water & Sewer System RB Fiscal 2023 Series AA3 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	1,000,000	1,000,000
Water & Sewer System RB Fiscal 2023 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	3.75%		07/03/23	14,600,000	14,600,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report30

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York City Transitional Finance Auth
Building Aid RB Fiscal 2018 Series S1 (LIQ: CITIBANK NA)	(b)(c)(d)	4.04%		07/07/23	6,000,000	6,000,000
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	6,455,000	6,455,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	(a)	3.90%		07/03/23	63,325,000	63,325,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		07/03/23	12,765,000	12,765,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E4 (LIQ: BANK OF AMERICA NA)	(a)	3.65%		07/03/23	24,900,000	24,900,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A5 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.80%		07/03/23	700,000	700,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		07/03/23	63,725,000	63,725,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.82%		07/03/23	1,980,000	1,980,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,500,000	2,500,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		07/03/23	66,300,000	66,300,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		07/03/23	59,145,000	59,145,000
Future Tax Secured Sub Bonds Fiscal 2019 Series C1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2021 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	2,325,000	2,325,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.01%		07/07/23	3,670,000	3,670,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A2 (LIQ: UBS AG)	(a)	3.75%		07/03/23	134,460,000	134,460,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A3 (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	3.70%		07/03/23	62,610,000	62,610,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	3,500,000	3,500,000
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	14,000,000	14,000,000
RB (Columbia Univ) Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	6,800,000	6,800,000
RB (Memorial Sloan-Kettering Cancer Center) Series 20221A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.12%)	(b)(c)(d)	4.13%	07/06/23	08/24/23	29,100,000	29,100,000
RB (Royal Charter Properties-East) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.70%		07/07/23	17,110,000	17,110,000
RB (Teresian House) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.24%		07/07/23	10,885,000	10,885,000
State Personal Income Tax RB Series 2015A (LIQ: CITIBANK NA)	(b)(c)(d)	4.14%		07/07/23	16,485,000	16,485,000
State Personal Income Tax RB Series 2018A, 2021E, 2022A, 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	26,790,000	26,790,000
See financial notes
31Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	7,085,000	7,085,000
State Personal Income Tax RB Series 2019D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,050,000	4,050,000
State Personal Income Tax RB Series 2020A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	3,305,000	3,305,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	7,420,000	7,420,000
State Personal Income Tax RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	12,585,000	12,585,000
State Personal Income Tax RB Series 2020A 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	6,175,000	6,175,000
State Personal Income Tax RB Series 2021E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	5,000,000	5,000,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	4,810,000	4,810,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	9,215,000	9,215,000
State Sales Tax RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	1,635,000	1,635,000
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	910,000	910,000
New York State Environmental Facilities Corp
State Revolving Funds RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	5,350,000	5,350,000
New York State HFA
Housing RB (160 Madison Ave ) Series 2013A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.62%		07/03/23	59,660,000	59,660,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	4.17%		07/07/23	27,425,000	27,425,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/07/23	40,505,000	40,505,000
Housing RB (360 W 43rd St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/07/23	22,200,000	22,200,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/07/23	20,000,000	20,000,000
Housing RB (39th Street Associates) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.73%		07/07/23	10,000,000	10,000,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.17%		07/07/23	30,095,000	30,095,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	4.00%		07/07/23	37,500,000	37,500,000
Housing RB (750 6th Ave) Series 1999A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	4.00%		07/07/23	7,000,000	7,000,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.17%		07/07/23	14,600,000	14,600,000
Housing RB (Clinton Green North) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/07/23	47,000,000	47,000,000
Housing RB (Clinton Green South) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/07/23	18,300,000	18,300,000
Housing RB (Clinton Green) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/07/23	45,500,000	45,500,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report32

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Housing RB (E 39th St) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/07/23	33,700,000	33,700,000
Housing RB (Helena) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.17%		07/07/23	72,900,000	72,900,000
Housing RB (McCarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.17%		07/07/23	6,400,000	6,400,000
Housing RB (Related-W 20th St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.17%		07/07/23	50,150,000	50,150,000
Housing RB (The Helena Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.17%		07/07/23	42,000,000	42,000,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/07/23	38,300,000	38,300,000
Housing RB (Tower 31) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/07/23	20,500,000	20,500,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	(a)	4.00%		07/07/23	25,490,000	25,490,000
New York State Power Auth
CP Series 2		3.25%		08/02/23	16,000,000	16,000,000
CP Series 2		3.45%		09/07/23	18,900,000	18,900,000
RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	1,240,000	1,240,000
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,075,000	1,075,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	3,670,000	3,670,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	18,985,000	18,985,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,430,000	2,430,000
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	17,415,000	17,415,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	12,875,000	12,875,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	6,020,000	6,020,000
State Personal Income Tax RB Series 2022C (LIQ: CITIBANK NA)	(b)(c)(d)	4.02%		07/07/23	3,965,000	3,965,000
State Personal Income Tax RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	15,000,000	15,000,000
State Personal Income Tax RB Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	5,000,000	5,000,000
State Personal Income Tax RB Series 2022C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.06%		07/07/23	2,150,000	2,150,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	9,850,000	9,850,000
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	2,240,000	2,240,000
State Personal Income Tax RB Series 2020C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	6,760,000	6,760,000
See financial notes
33Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	5,000,000	5,000,000
State Sales Tax RB Series 2019A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	5,275,000	5,275,000
Niskayuna CSD
GO BAN Series 2023		4.50%		06/28/24	38,875,000	39,207,825
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	4.06%		07/07/23	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	4.06%		07/07/23	10,300,000	10,300,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	4.05%		07/07/23	14,200,000	14,200,000
Penn Yan CSD
GO BAN Series 2023		4.75%		06/27/24	9,812,483	9,919,616
Port Auth of New York & New Jersey
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.08%		07/07/23	1,660,000	1,660,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.05%		07/07/23	4,790,000	4,790,000
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.08%		07/07/23	2,305,000	2,305,000
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.08%		07/07/23	720,000	720,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.08%		07/07/23	760,000	760,000
Consolidated Bonds 230th Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	770,000	770,000
Consolidated Bonds 231st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.08%		07/07/23	15,945,000	15,945,000
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.08%		07/07/23	800,000	800,000
Consolidated Bonds 236th & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.08%		07/07/23	1,305,000	1,305,000
Red Hook CSD
BAN 2023		4.50%		06/28/24	15,630,437	15,759,785
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.24%		07/07/23	5,265,000	5,265,000
Rondout Valley CSD
GO BAN Series 2023A		4.50%		06/27/24	38,676,634	39,069,994
Rye SD
GO BAN 2023		5.00%		06/28/24	6,584,470	6,678,573
Sweet Home CSD
BAN Series 2023		4.75%		06/27/24	23,972,382	24,229,392
Tonawanda
BAN 2022A		4.00%		08/25/23	20,762,905	20,810,902
Triborough Bridge & Tunnel Auth
General RB Series 2003B1 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.00%		07/03/23	1,200,000	1,200,000
General RB Series 2017A & 2017C2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.15%		07/03/23	5,965,000	5,965,000
General RB Series 2019C (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	3,280,000	3,280,000
General RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	3,200,000	3,200,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	22,990,000	22,990,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	6,300,000	6,300,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report34

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	8,000,000	8,000,000
Sales Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.05%		07/07/23	20,510,000	20,510,000
Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	7,555,000	7,555,000
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.41%		07/07/23	2,510,000	2,510,000
West Genesee CSD
BAN Series 2023A		4.50%		06/27/24	14,852,000	14,974,565
						3,459,753,366
NORTH CAROLINA 0.3%
Charlotte-Mecklenberg Hospital Auth
Health Care Refunding RB (Atrium Health) Series 2021E (LOC: ROYAL BANK OF CANADA)	(a)	3.75%		07/03/23	1,720,000	1,720,000
Cumberland Cnty Industrial Facilities & Pollution Control Financing Auth
RB (Cargill) Series 2022	(a)	4.06%		07/07/23	15,000,000	15,000,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (ESCROW) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.02%	07/06/23	07/07/23	8,000,000	8,000,000
Union Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Darnel Inc) Series 2007 (LOC: TRUIST BANK)	(a)	4.06%		07/07/23	10,000,000	10,000,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: TRUIST BANK)	(a)	4.28%		07/07/23	7,000,000	7,000,000
						41,720,000
NORTH DAKOTA 0.1%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	(a)	4.07%		07/07/23	3,840,000	3,840,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	(a)	4.07%		07/07/23	4,090,000	4,090,000
						7,930,000
OHIO 2.8%
Akron, Bath & Copley Jt Township Hospital District
Hospital RB (Summa Health) Series 2017A (LOC: BMO HARRIS BANK NA)	(a)	3.75%		07/07/23	630,000	630,000
Hospital RB (Summa Health) Series 2017B (LOC: BMO HARRIS BANK NA)	(a)	3.75%		07/07/23	19,630,000	19,630,000
RB (Concordia Lutheran Obligated Group) Series 2013A (LOC: TRUIST BANK)	(a)	4.10%		07/07/23	2,355,000	2,355,000
RB (Concordia Lutheran Obligated Group) Series 2018B (LOC: TRUIST BANK)	(a)	4.10%		07/07/23	6,895,000	6,895,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	6,890,000	6,890,000
Berea SD
ULT GO Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.79%		07/07/23	8,050,000	8,050,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015B	(a)	4.00%		07/07/23	15,040,000	15,040,000
See financial notes
35Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.06%		07/07/23	2,665,000	2,665,000
Hospital Facilities RB (OhioHealth) Series 2018C	(a)	3.95%		07/07/23	6,200,000	6,200,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.18%		07/07/23	3,100,000	3,100,000
RB (Trinity Health) Series 2017A-OH (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.40%		07/03/23	5,270,000	5,270,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.13%		07/07/23	7,270,000	7,270,000
Montgomery Cnty
Hospital Facilities Refunding RB (Kettering Health) Series 1996 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.83%		07/03/23	5,215,000	5,215,000
Hospital Facilities Refunding RB (Kettering Health) Series 2011B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	10,575,000	10,575,000
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.83%		07/03/23	29,100,000	29,100,000
Ohio
Hospital RB (Cleveland Clinic Health System) Series 2019E (LIQ: PNC BANK NA)	(a)	3.75%		07/03/23	18,150,000	18,150,000
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.05%		07/07/23	3,000,000	3,000,000
Hospital RB (University Hospitals Health System) Series 2018A (LOC: PNC BANK NA)	(a)	3.75%		07/03/23	17,750,000	17,750,000
Ohio HFA
Residential Mortgage RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.15%		07/07/23	5,125,000	5,125,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		2.80%		07/06/23	15,105,000	15,105,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		3.22%		08/02/23	18,905,000	18,905,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.80%		07/06/23	23,000,000	23,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.22%		08/02/23	23,190,000	23,190,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.40%		09/06/23	12,495,000	12,495,000
Hospital RB (Cleveland Clinic Health System) Series 2013B2 (LIQ: TD BANK NA)	(a)	3.55%		07/03/23	38,425,000	38,425,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Cargill) Series 2021	(a)	4.06%		07/07/23	75,000,000	75,000,000
Ohio Water Development Auth
Water Pollution Control Loan Fund RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	(a)	3.85%		07/07/23	45,000,000	45,000,000
						424,030,000
OREGON 1.0%
Centennial SD #28JT
GO Refunding Bonds Series 2020 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	10,000,000	10,000,000
Oregon
GO Bonds Series 2015K		3.00%		08/01/23	1,245,000	1,244,777
GO Bonds Series 2019G (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	15,000,000	15,000,000
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.20%		08/02/23	2,160,000	2,160,000
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.35%		09/13/23	11,000,000	11,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report36

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.14%		07/07/23	18,800,000	18,800,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	(a)	4.15%		07/07/23	1,875,000	1,875,000
Port of Portland Airport
Airport RB Series 27A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.11%		07/07/23	3,150,000	3,150,000
Airport RB Series 28 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.07%		07/07/23	7,015,000	7,015,000
Airport RB Series 28 (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	4.21%	07/06/23	08/24/23	47,500,000	47,500,000
Airport RB Series 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.26%		07/07/23	9,375,000	9,375,000
Portland
M/F Refunding RB (Village of Lovejoy Fountain) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.04%		07/07/23	13,050,000	13,050,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.03%		07/07/23	7,800,000	7,800,000
						147,969,777
PENNSYLVANIA 2.8%
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran Obligated Group) Series 2016A (LOC: TRUIST BANK)	(a)	4.10%		07/07/23	25,905,000	25,905,000
Beaver Cnty IDA
RB Series (Concordia Lutheran) 2018A (LOC: TRUIST BANK)	(a)	4.10%		07/07/23	4,515,000	4,515,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran Obligated Group) Series 2012A (LOC: TRUIST BANK)	(a)	4.10%		07/07/23	11,780,000	11,780,000
Butler Cnty Industrial Development Auth
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(a)	4.10%		07/07/23	5,420,000	5,420,000
Refunding RB (Concordia Lutheran Health & Human Care) Series 2008A (LOC: TRUIST BANK)	(a)	4.10%		07/07/23	10,410,000	10,410,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.24%		07/07/23	13,000,000	13,000,000
Cumberland Cnty Municipal Auth
RB (SpiriTrust Lutheran) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.24%		07/07/23	67,000,000	67,000,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.11%		07/07/23	6,400,000	6,400,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health) Series 2012B (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.83%		07/03/23	10,000,000	10,000,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.10%		07/07/23	4,915,000	4,915,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.09%		07/07/23	4,325,000	4,325,000
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.11%		07/07/23	7,810,000	7,810,000
See financial notes
37Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pennsylvania Economic Development Financing Auth
Economic Development RB 2005 Series B2 (LOC: PNC BANK NA)	(a)	4.04%		07/07/23	1,300,000	1,300,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NA)	(a)	4.04%		07/07/23	875,000	875,000
RB (UPMC) Series 2023D1 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	75,600,000	75,600,000
RB (UPMC) Series 2023D2 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	137,405,000	137,405,000
Pennsylvania HFA
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.05%		07/07/23	6,775,000	6,775,000
S/F Mortgage RB Series 2020-132A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,620,000	1,620,000
S/F Mortgage RB Series 2022-139A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	7,525,000	7,525,000
S/F Mortgage RB Series 2022140A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	1,080,000	1,080,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.10%		07/07/23	2,900,000	2,900,000
Pennsylvania State Univ
RB Series 2018 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,000,000	3,000,000
Philadelphia
CP Series B (LOC: ROYAL BANK OF CANADA)		3.30%		08/17/23	14,780,000	14,780,000
						424,340,000
RHODE ISLAND 0.1%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	8,250,000	8,250,000
SOUTH CAROLINA 0.3%
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.06%	07/06/23	07/07/23	3,100,000	3,100,000
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.18%		07/07/23	4,730,000	4,730,000
IRB (South Carolina Generating) Series 2008 (LOC: TD BANK NA)	(a)	3.98%		07/07/23	33,265,000	33,265,000
South Carolina Ports Auth
RB Series 2019B (LOC: BANK OF AMERICA NA)	(b)(c)(d)	4.15%		07/07/23	2,900,000	2,900,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	4.21%	07/06/23	10/02/23	1,580,000	1,580,000
						45,575,000
SOUTH DAKOTA 0.3%
South Dakota Economic Development Finance Auth
Solid Waste Disposal RB (Riverview LLP) Series 2021 (LOC: AGRIBANK FCB)	(a)	4.18%		07/07/23	14,500,000	14,500,000
Solid Waste Disposal RB (Riverview) Series 2021 (LOC: AGRIBANK FCB)	(a)	4.18%		07/07/23	22,500,000	22,500,000
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.05%		07/07/23	4,100,000	4,100,000
						41,100,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report38

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TENNESSEE 1.3%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(a)	4.25%		07/07/23	3,625,000	3,625,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.05%		07/07/23	1,700,000	1,700,000
Johnson City Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2022C (LOC: TRUIST BANK)	(a)	4.10%		07/07/23	52,345,000	52,345,000
Hospital Refunding RB (Ballad Health) Series 2022B (LOC: TRUIST BANK)	(a)	4.08%		07/07/23	18,370,000	18,370,000
Memphis
GO CP Series A (LIQ: STATE STREET BANK AND TRUST COMPANY)		3.30%		07/06/23	8,300,000	8,300,000
GO CP Series A (LIQ: STATE STREET BANK AND TRUST COMPANY)		3.80%		07/06/23	12,800,000	12,800,000
Memphis Health, Educational & Housing Facility Board
M/F Housing RB (Ashland Lake II Apts) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.33%		07/07/23	11,500,000	11,500,000
M/F Housing RB (Ashland Lakes Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.33%		07/07/23	7,800,000	7,800,000
Metro Government of Nashville & Davidson Cnty
GO CP Series 2021 (LIQ: BANK OF AMERICA NA)		3.10%		07/13/23	20,200,000	20,200,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (The Retreat at Dry Creek Farms Apts) Series 2007 (LOC: CITIBANK NA)	(a)	4.33%		07/07/23	1,650,000	1,650,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.33%		07/07/23	10,000,000	10,000,000
Metropolitan Nashville Airport Auth
Sub Airport RB Series 2019B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.07%		07/07/23	1,220,000	1,220,000
Sevier Cnty Public Building Auth
Public Improvement Bonds (Bedford Cnty) Series VIIQ1 (LOC: TRUIST BANK)	(a)	3.75%		07/03/23	20,950,000	20,950,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	(a)	4.03%		07/07/23	27,080,000	27,080,000
						197,540,000
TEXAS 19.5%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	7,500,000	7,500,000
Aubrey ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.05%		07/07/23	3,075,000	3,075,000
Austin ISD
ULT GO Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/23	2,965,000	2,968,317
ULT GO Bonds Series 2023 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	8,000,000	8,000,000
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/23	650,000	650,705
ULT Refunding Bonds Series 2016B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/23	610,000	610,685
See financial notes
39Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	(a)	4.14%		07/07/23	10,375,000	10,375,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	(a)	4.05%		07/07/23	28,500,000	28,500,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	(a)	4.05%		07/07/23	25,000,000	25,000,000
Solid Waste Disposal RB (Formosa Plastics) Series 2001 (LOC: JPMORGAN CHASE BANK NA)	(a)	4.05%		07/07/23	25,000,000	25,000,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	4.21%		07/07/23	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	(a)	4.06%		07/07/23	45,400,000	45,400,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	4.21%		07/07/23	35,000,000	35,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	(a)	4.05%		07/07/23	50,000,000	50,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NA)	(a)	4.10%		07/07/23	28,275,000	28,275,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	4.21%		07/07/23	22,300,000	22,300,000
Capital Area Housing Finance Corp
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.11%		07/07/23	13,495,000	13,495,000
Celina ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	215,000	215,335
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	(a)	4.12%		07/07/23	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	(a)	4.12%		07/07/23	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	(a)	4.18%		07/07/23	130,000	130,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	4.18%		07/07/23	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	4.18%		07/07/23	10,000,000	10,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	10,950,000	10,950,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	(a)	4.04%		07/07/23	31,180,000	31,180,000
Dilley ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	275,000	275,430
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report40

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eagle Mountain-Saginaw ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	1,135,000	1,137,259
ULT GO Refunding Bonds Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	300,000	300,538
El Paso
Water & Sewer Refunding RB Series 2022 (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.12%)	(b)(c)(d)	4.13%	07/06/23	08/10/23	19,990,000	19,990,000
El Paso ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	175,000	175,314
El Paso Tx Water and Sewer System
Water & Sewer System Refunding RB Series 2022 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	4.21%	07/06/23	09/01/23	9,700,000	9,700,000
Fort Bend ISD
ULT GO Refunding Bonds Series 2019C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	250,000	250,464
ULT GO Refunding Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	400,000	400,742
Gulf Coast IDA
RB (ExxonMobil) Series 2012	(a)	3.65%		07/03/23	29,625,000	29,625,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2000	(a)	3.70%		07/03/23	11,325,000	11,325,000
RB (ExxonMobil) Series 2001A	(a)	3.70%		07/03/23	23,000,000	23,000,000
RB (ExxonMobil) Series 2001B	(a)	3.70%		07/03/23	9,100,000	9,100,000
Hale Cnty IDC
Economic Development RB (Silverado Developers) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	(a)	4.18%		07/07/23	5,400,000	5,400,000
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.25%		08/03/23	5,680,000	5,680,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.40%		08/03/23	810,000	810,000
Toll Road 1st Lien Refunding RB Series 2021		5.00%		08/15/23	355,000	355,596
Toll Road Sr Lien Refunding RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,590,000	2,590,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C	(a)	3.95%		07/07/23	29,400,000	29,400,000
Hospital RB (Texas Childrens Hospital) Series 2021C (LIQ: BANK OF AMERICA NA)	(a)	3.60%		07/03/23	48,510,000	48,510,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	48,940,000	48,940,000
Hospital Refunding RB (Memorial Hermann Health) Series 2016C	(a)	3.95%		07/07/23	37,620,000	37,620,000
RB (Houston Methodist) Series 2020B	(a)	3.65%		07/03/23	23,165,000	23,165,000
Refunding RB (Methodist Hospital) Series 2009C1		3.80%		07/03/23	222,530,000	222,530,000
Refunding RB (Methodist Hospital) Series 2009C2		3.80%		07/03/23	98,700,000	98,700,000
Harris Cnty Flood Control District
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		3.50%		07/12/23	69,000,000	69,000,000
See financial notes
41Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)	(a)	4.18%		07/07/23	9,475,000	9,475,000
M/F Housing RB (Lafayette Village Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.19%		07/07/23	11,215,000	11,215,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.19%		07/07/23	5,715,000	5,715,000
Harris Cnty IDC - ExxonMobil
Solid Waste Disposal RB (Exxon) Series 1997	(a)	3.88%		07/03/23	16,100,000	16,100,000
Harris Cnty Toll Road Auth
1st Lien Refunding RB Series 2021 (LIQ: UBS AG)	(b)(c)(d)	3.85%		07/03/23	8,760,000	8,760,000
1st Lien Revenue CP Series K (LOC: PNC BANK NA)		3.40%		08/16/23	31,910,000	31,910,000
1st Lien Revenue CP Series K (LOC: PNC BANK NA)		3.46%		09/07/23	17,030,000	17,030,000
Houston
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.65%		07/19/23	54,500,000	54,500,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.70%		07/19/23	74,000,000	74,000,000
Houston Combined Utility System
1st Lien Refunding RB Series 2004B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.75%		07/07/23	12,150,000	12,150,000
Houston Texas Housing Finance Corp
M/F Housing (Fairlake Cove Apts) RB Series 2005 (LOC: CITIBANK NA)	(a)	4.18%		07/07/23	6,805,000	6,805,000
Leander ISD
ULT GO Bonds Series 2019C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	1,135,000	1,136,812
Lewisville ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	310,000	310,635
ULT Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	1,315,000	1,317,689
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		3.55%		10/30/23	3,903,000	3,903,000
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	(a)	3.70%		07/03/23	78,905,000	78,905,000
RB (ExxonMobil) Series 2012	(a)	3.85%		07/03/23	1,100,000	1,100,000
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A	(a)	3.65%		07/03/23	3,280,000	3,280,000
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B2	(a)	3.70%		07/03/23	15,400,000	15,400,000
RB (ExxonMobil) Series 2010	(a)	3.85%		07/03/23	420,000	420,000
North East ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/23	400,000	400,434
North Texas Municipal Water District
Water System RB Extendable CP		4.15%	08/01/23	03/11/24	5,000,000	5,000,000
Water System RB Extendable CP		4.15%	08/01/23	03/18/24	7,000,000	7,000,000
Northside ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	420,000	420,857
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report42

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	(a)	4.02%		07/07/23	15,000,000	15,000,000
Exempt Facilities RB (Total USA) Series 2011	(a)	4.02%		07/07/23	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012	(a)	3.90%		07/07/23	49,900,000	49,900,000
Exempt Facilities RB (Total USA) Series 2012A	(a)	4.02%		07/07/23	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	(a)	4.02%		07/07/23	30,000,000	30,000,000
RB (ATOFINA Petrochemicals) Series 2003B	(a)	4.07%		07/07/23	10,000,000	10,000,000
RB (Total Energies SE) Series 1998	(a)	4.00%		07/07/23	18,400,000	18,400,000
RB (TOTAL Petrochemicals USA) Series 2008	(a)	4.03%		07/07/23	50,000,000	50,000,000
Sabine-Neches Navigation District
LT GO Bonds Series 2022 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.06%		07/07/23	12,000,000	12,000,000
San Antonio
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.50%		07/05/23	44,600,000	44,600,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.30%		07/06/23	42,075,000	42,075,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.43%		07/25/23	5,000,000	5,000,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.50%		10/04/23	25,000,000	25,000,000
Water System Jr Lien RB Series 2022B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	17,660,000	17,660,000
Water System Jr Lien Refunding RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	2,000,000	2,000,000
San Antonio Electric & Gas
Electric & Gas Jr Lien Refunding RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	5,440,000	5,440,000
Electric & Gas Refunding RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	5,905,000	5,905,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.11%		07/07/23	13,200,000	13,200,000
San Antonio ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	1,000,000	1,001,982
Spring Branch ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	1,875,000	1,875,000
Stafford Municipal SD
ULT GO Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	180,000	180,323
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.06%		07/07/23	6,530,000	6,530,000
Hospital RB (Baylor Scott & White) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,000,000	1,000,000
Hospital RB (Methodist Hospitals of Dallas) Series 2008B (LOC: TD BANK NA)	(a)	3.74%		07/03/23	35,500,000	35,500,000
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	1,300,000	1,300,000
RB (Christus Health) Series 2016D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	1,000,000	1,000,000
RB (Methodist Hospitals) Series 2008A (LOC: TD BANK NA)	(a)	3.60%		07/03/23	9,675,000	9,675,000
RB (Texas Health Resources) Series 2008A	(a)	4.00%		07/07/23	10,000,000	10,000,000
See financial notes
43Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Texas Health Resources) Series 2008B	(a)	3.92%		07/07/23	715,000	715,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	4.00%		07/07/23	1,970,000	1,970,000
Refunding RB (Christus Health) Series 2008C2 (LOC: BANK OF NEW YORK MELLON/THE)	(a)	4.00%		07/07/23	2,200,000	2,200,000
Texas
GO Bonds Series 2002 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/07/23	4,100,000	4,100,000
GO Bonds Series 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/07/23	16,120,000	16,120,000
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		07/07/23	16,190,000	16,190,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		07/07/23	14,100,000	14,100,000
GO Bonds Series 2014D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.95%		07/07/23	9,565,000	9,565,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.95%		07/07/23	27,720,000	27,720,000
GO Refunding Bonds Series 2018B3		5.00%		08/01/23	150,000	150,155
GO Refunding Bonds Series 2020B		3.00%		08/01/23	2,185,000	2,182,870
GO Water Bonds Series 2016A		5.00%		08/01/23	150,000	150,157
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		07/07/23	5,575,000	5,575,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		07/07/23	2,405,000	2,405,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(a)	4.10%		07/07/23	39,360,000	39,360,000
Veterans Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		07/07/23	83,585,000	83,583,900
Veterans Bonds Series 2020 (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.95%		07/07/23	58,100,000	58,100,000
Veterans’ Housing Assistance Program Fund II Series 2001A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/07/23	15,225,000	15,225,000
Veterans Housing Assistance Program Fund II Series 2001C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/07/23	21,245,000	21,245,000
Veterans’ Housing Assistance Program Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/07/23	22,040,000	22,040,000
Veterans’ Housing Assistance Program Fund II Series 2003B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/07/23	14,460,000	14,460,000
Veterans’ Housing Assistance Program Fund II Series 2004B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/07/23	16,495,000	16,495,000
Veterans Housing Assistance Program Fund II Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/07/23	4,370,000	4,370,000
Veterans’ Housing Assistance Program Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/07/23	19,525,000	19,525,000
Veterans Housing Assistance Program Fund II Series 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/07/23	22,320,000	22,320,000
Texas City ISD
ULT Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/23	200,000	200,155
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report44

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Dept of Housing & Community Affairs
M/F Housing RB (Idlewilde Apartments) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.19%		07/07/23	4,590,000	4,590,000
M/F Housing RB (Tower Ridge Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.15%		07/07/23	15,000,000	15,000,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.11%		07/07/23	12,790,000	12,790,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS (STATE OF))	(a)	4.05%		07/07/23	2,815,000	2,815,000
S/F Mortgage RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	8,680,000	8,680,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS (STATE OF))	(a)	4.05%		07/07/23	6,985,000	6,985,000
Texas Public Finance Auth
CP Series 2016B		3.30%		08/03/23	18,000,000	18,000,000
CP Series 2019A		3.30%		08/17/23	10,000,000	10,000,000
Texas Transportation Commission
GO Bonds Series 2006B	(a)	3.73%		07/07/23	62,080,000	62,080,000
GO Refunding Bonds Series 2014 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.06%	07/06/23	07/07/23	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	4.02%		07/07/23	109,000,000	109,000,000
Texas Veterans Housing Assistance Program
GO Bonds Fund II Series 2006D (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/07/23	4,325,000	4,325,000
GO Bonds Fund II Series 207B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/07/23	21,440,000	21,440,000
Texas Water Dev Brd
State Revolving Fund RB Series 2020		5.00%		08/01/23	1,370,000	1,371,756
State Water Implementation Fund RB Series 2019A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.06%		07/07/23	2,850,000	2,850,000
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	5,000,000	5,000,000
United ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	1,680,000	1,683,440
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	500,000	500,988
Univ of Texas
CP Notes Series A		3.40%		07/05/23	20,000,000	20,000,000
CP Notes Series A		3.20%		07/06/23	25,000,000	25,000,000
CP Notes Series A		3.07%		07/17/23	22,000,000	22,000,000
CP Notes Series A		3.43%		07/19/23	5,000,000	5,000,000
CP Notes Series A		3.05%		07/24/23	25,000,000	25,000,000
CP Notes Series A		3.65%		07/26/23	8,000,000	8,000,000
CP Notes Series A		3.60%		08/16/23	10,000,000	10,000,000
Financing System Refunding RB Series 2017C		5.00%		08/15/23	640,000	641,229
Permanent Univ Fund Bonds Series 2008A (LIQ: UNIVERSITY OF TEXAS SYSTEM)	(a)	3.77%		07/07/23	6,045,000	6,045,000
Revenue Financing CP Series A		3.05%		07/24/23	22,410,000	22,410,000
Revenue Financing CP Series A		3.65%		08/07/23	25,000,000	25,000,000
Revenue Financing CP Series A		3.23%		08/10/23	18,000,000	18,000,000
See financial notes
45Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Revenue Financing CP Series A		3.60%		08/17/23	4,300,000	4,300,000
Revenue Financing CP Series A		3.50%		09/14/23	14,000,000	14,000,000
Revenue Financing System Bonds Series 2008B	(a)	3.90%		07/07/23	13,020,000	13,020,000
						2,966,931,767
UTAH 0.9%
Intermountain Power Agency
Power Supply RB Series 2022A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.07%		07/07/23	5,130,000	5,130,000
Power Supply RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	8,420,000	8,420,000
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	(a)	4.05%		07/07/23	850,000	850,000
Murray
Hospital RB (IHC Health Services) Series 2003B	(a)	3.95%		07/07/23	18,500,000	18,500,000
Hospital RB (IHC Health Services) Series 2003C	(a)	3.55%		07/03/23	22,035,000	22,035,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C (LIQ: BMO HARRIS BANK NA)	(a)	4.10%		07/07/23	17,085,000	17,085,000
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.03%		07/07/23	29,615,000	29,615,000
Hospital RB (IHC Health Services) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,875,000	4,875,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		07/07/23	27,415,000	27,415,000
						133,925,000
VIRGINIA 0.5%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Martha Jefferson) Series 2018B (LIQ: TD BANK NA)	(a)	3.60%		07/03/23	15,595,000	15,595,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2016C	(a)	4.00%		07/07/23	11,250,000	11,250,000
Health Care RB (Inova Health) Series 2018C	(a)	4.00%		07/07/23	675,000	675,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2020A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,365,000	3,365,000
Sr Lien RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	5,505,000	5,505,000
Sr Lien RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,250,000	2,250,000
Sr. Lien RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,340,000	1,340,000
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: TRUIST BANK)	(a)	3.70%		07/03/23	11,940,000	11,940,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2011A3 (LOC: TD BANK NA)	(a)	3.98%		07/07/23	1,400,000	1,400,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.05%		07/07/23	7,000,000	7,000,000
Hospital Facilities Refunding RB (Sentara Healthcare) Series 2018B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	19,295,000	19,295,000
						79,615,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report46

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WASHINGTON 1.5%
King Cnty
Sewer Refunding RB Series 2015A		5.00%		07/01/23	375,000	375,000
Sewer Refunding RB Series 2016A		5.00%		07/01/23	5,605,000	5,605,000
King Cnty Housing Auth
RB (Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	4.13%		07/07/23	3,470,000	3,470,000
King Cnty Sewer System
LT GO CP Series A		3.20%		07/12/23	10,500,000	10,500,000
LT GO CP Series A		3.60%		08/15/23	10,000,000	10,000,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	(a)	4.07%		07/07/23	6,125,000	6,125,000
Port of Seattle
Intermediate Lien RB Series 2017C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.08%		07/07/23	7,500,000	7,500,000
Intermediate Lien RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.15%		07/07/23	2,585,000	2,585,000
Intermediate Lien RB Series 2018A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.09%		07/07/23	5,855,000	5,855,000
Intermediate Lien RB Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.15%		07/07/23	6,320,000	6,320,000
Intermediate Lien Refunding RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.08%		07/07/23	3,630,000	3,630,000
Sub Lien Refunding RB Series 2008 (LOC: BANK OF AMERICA NA)	(a)	4.08%		07/07/23	10,000,000	10,000,000
Seattle
Light & Power RB Series 2015A (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	4.10%		07/03/23	5,900,000	5,900,000
Light & Power RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	8,530,000	8,530,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	4.10%		07/03/23	25,070,000	25,070,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	4.13%		07/07/23	4,075,000	4,075,000
Washington
GO Bonds Series 1998C		5.50%		07/01/23	1,550,000	1,550,000
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	11,360,000	11,360,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	7,500,000	7,500,000
GO Bonds Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,675,000	1,675,000
GO Refunding Bonds Series R 2015C		5.00%		07/01/23	1,240,000	1,240,000
GO Refunding Bonds Series R-2013C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	7,500,000	7,500,000
GO Refunding Bonds Series R2017A		5.00%		08/01/23	250,000	250,271
GO Refunding Bonds Series R-2020C		5.00%		07/01/23	595,000	595,000
Motor Vehicle Fuel Tax GO Bonds Series 2016B		5.00%		08/01/23	495,000	495,538
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2015B		5.00%		07/01/23	675,000	675,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2017B		5.00%		08/01/23	1,770,000	1,772,424
Washington Economic Development Finance Auth
Environmental Facilities Refunding RB (Mura Cascade) Series 2022 (ESCROW)	(b)	3.90%		12/08/23	47,500,000	47,500,109
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	(a)	4.05%		07/07/23	15,000,000	15,000,000
See financial notes
47Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Washington Health Care Facilities Auth
RB (Seattle Children’s Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	5,670,000	5,670,000
Refunding RB (Seattle Children’s Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	8,625,000	8,625,000
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.11%		07/07/23	5,560,000	5,560,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.11%		07/07/23	3,060,000	3,060,000
						235,568,342
WEST VIRGINIA 0.4%
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	(a)	3.73%		07/07/23	39,800,000	39,800,000
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2008B (LOC: TRUIST BANK)	(a)	4.25%		07/07/23	24,050,000	24,050,000
						63,850,000
WISCONSIN 1.7%
Green Bay Redevelopment Auth
Exempt Facility RB (Green Bay Packaging Inc) Series 2019 (LOC: WELLS FARGO BANK NA)	(a)	4.06%		07/07/23	73,400,000	73,400,000
Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.05%		07/07/23	4,000,000	4,000,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	4.00%		07/07/23	3,975,000	3,975,000
Home Ownership RB Series 2015C (LIQ: ROYAL BANK OF CANADA)	(a)	3.95%		07/07/23	4,300,000	4,300,000
Housing RB Series 2012B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.95%		07/07/23	1,665,000	1,665,000
Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	2,000,000	2,000,000
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,500,000	4,500,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.98%		07/07/23	5,410,000	5,410,000
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023B (LOC: TD BANK NA)	(a)	3.55%		07/03/23	27,025,000	27,025,000
Health System Refunding RB (Cone Health) Series 2023C (LOC: TD BANK NA)	(a)	3.61%		07/03/23	32,640,000	32,640,000
Health System Refunding RB (Cone Health) Series 2023D (LOC: TRUIST BANK)	(a)	3.95%		07/07/23	56,090,000	56,090,000
Health System Refunding RB (Cone Health) Series 2023E (LOC: TRUIST BANK)	(a)	4.07%		07/07/23	42,790,000	42,790,000
						257,795,000
WYOMING 1.0%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	3.67%		07/03/23	45,700,000	45,700,000
Pollution Ctrl Refunding RB (ExxonMobil) Series 2014	(a)	3.65%		07/03/23	40,020,000	40,020,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report48

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	(a)	3.67%		07/03/23	22,400,000	22,400,000
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	3.65%		07/03/23	10,300,000	10,300,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)	4.15%		07/07/23	32,700,000	32,700,000
						151,120,000
MULTIPLE STATES 6.6%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	4.07%		07/07/23	58,400,000	58,400,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(b)	4.07%		07/07/23	17,000,000	17,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(b)	4.06%		07/07/23	80,500,000	80,500,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	4.06%		07/07/23	26,500,000	26,500,000
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	(a)(b)	4.06%		07/07/23	261,800,000	261,800,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	4.06%		07/07/23	25,000,000	25,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(b)	4.07%		07/07/23	93,300,000	93,300,000
Nuveen Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	4.11%	07/06/23	07/07/23	60,000,000	60,000,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	(a)(b)	4.11%		07/07/23	178,200,000	178,200,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	(a)(b)	4.11%		07/07/23	95,600,000	95,600,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	4.11%		07/07/23	29,200,000	29,200,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	4.11%		07/07/23	71,000,000	71,000,000
See financial notes
49Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	4.11%		07/07/23	12,600,000	12,600,000
						1,009,100,000
Total Municipal Securities (Cost $15,141,464,552)						15,141,464,552
Total Investments in Securities (Cost $15,141,464,552)						15,141,464,552

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread are shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,905,999,109 or 25.7% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread are shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report50

Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$15,141,464,552
Cash		6,635,541
Receivables:
Fund shares sold		216,864,166
Interest		61,463,138
Prepaid expenses	+	794,558
Total assets		15,427,221,955

Liabilities
Payables:
Investments bought		91,263,537
Fund shares redeemed		69,970,842
Investments bought - delayed-delivery		49,557,863
Distributions to shareholders		24,905,988
Investment adviser and administrator fees		2,259,228
Shareholder service fees		23,098
Accrued expenses	+	130,428
Total liabilities		238,110,984
Net assets		$15,189,110,971

Net Assets by Source
Capital received from investors		$15,188,845,127
Total distributable earnings	+	265,844
Net assets		$15,189,110,971

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$3,704,233,719		3,703,287,701		$1.00
Ultra Shares	$11,484,877,252		11,481,498,960		$1.00

See financial notes
51Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$231,955,655

Expenses
Investment adviser and administrator fees		14,103,252
Shareholder service fees:
Investor Shares		2,545,402
Registration fees		619,619
Portfolio accounting fees		128,822
Custodian fees		107,225
Shareholder reports		51,283
Professional fees		37,863
Independent trustees’ fees		26,504
Transfer agent fees		660
Other expenses	+	57,729
Total expenses		17,678,359
Expense reduction	–	1,026,271
Net expenses	–	16,652,088
Net investment income		215,303,567

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		265,844
Increase in net assets resulting from operations		$215,569,411
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report52

Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$215,303,567	$130,295,597
Net realized gains	+	265,844	1,284,144
Increase in net assets from operations		$215,569,411	$131,579,741

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($47,575,344)	($23,196,120)
Ultra Shares	+	(167,728,223)	(108,330,773)
Total distributions		($215,303,567 )	($131,526,893 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		4,370,905,972	4,437,059,113
Ultra Shares	+	16,273,061,503	19,362,303,224
Total shares sold		20,643,967,475	23,799,362,337
Shares Reinvested
Investor Shares		29,214,563	16,653,040
Ultra Shares	+	109,071,602	79,591,772
Total shares reinvested		138,286,165	96,244,812
Shares Redeemed
Investor Shares		(3,649,828,672)	(3,096,572,730)
Ultra Shares	+	(16,478,956,041)	(14,264,935,882)
Total shares redeemed		(20,128,784,713)	(17,361,508,612)
Net transactions in fund shares		653,468,927	6,534,098,537

NET ASSETS
Beginning of period		$14,535,376,200	$8,001,224,815
Total increase	+	653,734,771	6,534,151,385
End of period		$15,189,110,971	$14,535,376,200

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
53Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab AMT Tax-Free Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.01	0.00 [2]	0.00 [2]	0.01	0.01
Net realized and unrealized gains (losses)	(0.00)[2]	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	0.01	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)[3]
Distributions from net realized gains	—	—	(0.00)[2]	—	—	—
Total distributions	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.37%[4]	0.90%	0.02%	0.34%	1.19%	1.20%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[5]	0.31%[6,7]	0.11%[7]	0.31%[7,8]	0.35%	0.35%
Gross operating expenses	0.37%[5]	0.37%[6]	0.37%	0.49%	0.52%	0.51%
Net investment income (loss)	2.72%[5]	1.01%	0.01%	0.38%	1.17%	1.14%
Net assets, end of period (x 1,000,000)	$956	$875	$644	$835	$1,273	$1,128

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.07%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report54

Schwab AMT Tax-Free Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00)[3]	(0.00)[3]	0.00 [3]	0.00 [3]
Total from investment operations	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	—	(0.00)[3]	—
Total distributions	(0.01)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	1.44%[4]	1.03%	0.02%	0.01%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[5]	0.19%[6,7]	0.11%[7]	0.19%[5,7]
Gross operating expenses	0.22%[5]	0.22%[6]	0.22%	0.22%[5]
Net investment income (loss)	2.87%[5]	1.50%	0.01%	0.02%[5]
Net assets, end of period (x 1,000,000)	$1,196	$967	$161	$229

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
55Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.6% OF NET ASSETS
ALABAMA 2.5%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	1,965,000	1,965,000
Huntsville Health Care Auth
CP		3.17%		07/13/23	3,000,000	3,000,000
CP		3.60%		09/26/23	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(d)	4.14%		07/07/23	7,000,000	7,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(d)	4.12%		07/07/23	20,000,000	20,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(d)	4.14%		07/07/23	12,920,000	12,920,000
						54,885,000
ALASKA 0.8%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	(d)	3.95%		07/07/23	400,000	400,000
Valdez
Refunding RB (Exxon Pipeline) Series 1993A	(d)	3.65%		07/03/23	1,900,000	1,900,000
Refunding RB (ExxonMobil) Series 1993B	(d)	3.65%		07/03/23	9,010,000	9,010,000
Terminal Refunding RB (Exxon) Series 1993C	(d)	3.65%		07/03/23	5,100,000	5,100,000
						16,410,000
ARIZONA 3.0%
Arizona Health Facilities Auth
RB (Banner Health) Series 2007B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	4.04%		07/07/23	10,000,000	10,000,000
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)	(d)	3.55%		07/03/23	2,000,000	2,000,000
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	(d)	3.55%		07/03/23	2,160,000	2,160,000
Hospital Refunding RB (Phoenix Childrens Hospital) Series 2019B (LOC: BANK OF AMERICA NA)	(d)	3.63%		07/03/23	18,155,000	18,155,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report56

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Maricopa Cnty IDA
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	4.04%		07/07/23	2,500,000	2,500,000
Phoenix IDA
Health Care Facilities RB (Mayo Clinic) Series 2014A (LIQ: BANK OF AMERICA NA)	(d)	3.62%		07/03/23	9,350,000	9,350,000
Health Care Facilities RB (Mayo Clinic) Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	1,000,000	1,000,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	(d)	4.10%		07/07/23	18,500,000	18,500,000
						63,665,000
CALIFORNIA 0.4%
California
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	4.04%		07/07/23	200,000	200,000
San Diego USD
GO Bonds Series 2022F2 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.04%		07/07/23	2,920,000	2,920,000
Univ of California
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.04%		07/07/23	5,000,000	5,000,000
						8,120,000
COLORADO 1.7%
Colorado
COP Series 2021S (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.80%		07/03/23	4,540,000	4,540,000
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.80%		07/03/23	7,815,000	7,815,000
RB (CommonSpirit Health) Series 2019A2 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	4.04%		07/07/23	1,670,000	1,670,000
RB (SCL Health System) Series 2016D	(d)	3.95%		07/07/23	17,500,000	17,500,000
Refunding RB (Children’s Hospital Colorado) Series 2020A (LOC: TD BANK NA)	(d)	3.55%		07/03/23	1,000,000	1,000,000
Denver
Dedicated Tax RB Series 2021A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	4.04%		07/07/23	4,000,000	4,000,000
						36,525,000
CONNECTICUT 0.5%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	(d)	4.11%		07/07/23	9,035,000	9,035,000
Connecticut HFA
Housing Mortgage RB Series 2015C3 (LIQ: ROYAL BANK OF CANADA)	(d)	3.95%		07/07/23	2,385,000	2,385,000
						11,420,000
DISTRICT OF COLUMBIA 0.8%
District of Columbia
Income Tax Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.04%		07/07/23	4,480,000	4,480,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		3.30%	07/18/23	02/09/24	12,000,000	12,000,000
See financial notes
57Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Metropolitan Washington Airports Auth
Airport System RB Series 2009D2 (LOC: TD BANK NA)	(d)	3.55%		07/03/23	900,000	900,000
						17,380,000
FLORIDA 3.9%
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		3.55%		07/19/23	1,230,000	1,230,000
Florida
Bridge Construction Bonds Series 2016B		5.00%		07/01/23	175,000	175,000
Florida Housing Finance Corp
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(d)	4.10%		07/07/23	3,650,000	3,650,000
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2020B (LOC: TD BANK NA)	(d)	3.60%		07/03/23	5,100,000	5,100,000
Health System RB (Baycare Health) Series 2020D (LOC: TD BANK NA)	(d)	3.80%		07/03/23	7,930,000	7,930,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	4.06%		07/07/23	5,000,000	5,000,000
Miami-Dade Cnty
GO Bonds Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.80%		07/03/23	2,635,000	2,635,000
Special Obligation RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.07%		07/07/23	11,790,000	11,790,000
Transit System Sales Surtax RB Series 2020A & 2018 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.80%		07/03/23	5,430,000	5,430,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	33,250,000	33,250,000
Orlando Utilities Commission
Utility System Refunding RB Series 2015B (LIQ: TD BANK NA)	(d)	3.75%		07/07/23	7,070,000	7,070,000
South Broward Hospital District
Hospital RB Series 2016A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	4.04%		07/07/23	415,000	415,000
						83,675,000
GEORGIA 1.4%
Atlanta
Water & Wastewater CP Series 2021 (LOC: WELLS FARGO BANK NA)		3.00%		07/17/23	11,000,000	10,997,224
Water & Wastewater CP Series 2021 (LOC: WELLS FARGO BANK NA)		3.69%		09/28/23	5,883,000	5,883,000
Atlanta Hartsfield-Jackson Airport
Airport CP Notes Series N1 (LOC: PNC BANK NA)		3.55%		09/07/23	555,000	555,000
Brookhaven Development Auth
RB (Children’s Healthcare Atlanta) Series 2019A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	4.04%		07/07/23	1,130,000	1,130,000
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.04%		07/07/23	3,810,000	3,810,000
Georgia Municipal Electric Auth
Plant Vogtle Units 3 & 4 Project M Bonds Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	4.06%		07/07/23	2,500,000	2,500,000
Main Street Natural Gas
Gas Supply RB Series 2022B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	4.06%		07/07/23	2,370,000	2,370,000
Main Street Natural Gas Inc RBC
Gas RB Series 2023C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	4.05%		07/07/23	2,710,000	2,710,000
						29,955,224
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report58

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IDAHO 0.1%
Idaho Health Facilities Auth
RB (St Luke’s Health System) Series 2021A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.95%		07/07/23	2,180,000	2,180,000
ILLINOIS 3.6%
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		3.40%		08/03/23	5,000,000	5,000,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.00%		07/07/23	600,000	600,000
RB (Fenwick HS) Series 2007 (LOC: PNC BANK NA)	(d)	3.96%		07/07/23	2,635,000	2,635,000
RB (Joan W. & Irving B. Harris Theater) Series 2005 (LOC: PNC BANK NA)	(d)	3.95%		07/07/23	500,000	500,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.04%		07/07/23	7,695,000	7,695,000
RB (Northshore Edward Elmhurst Health) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.57%		07/03/23	1,700,000	1,700,000
RB (Northshore Edward Elmhurst) Series 2022E (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.55%		07/03/23	3,900,000	3,900,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.82%		07/03/23	1,550,000	1,550,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO HARRIS BANK NA)	(d)	4.00%		07/07/23	7,500,000	7,500,000
Refunding RB (Advocate Health) Series 2014 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	4.04%		07/07/23	3,460,000	3,460,000
Refunding RB (Northwestern Memorial Health) Series 2021E	(d)	3.95%		07/07/23	500,000	500,000
Refunding RB (OSF Healthcare) Series 2018C (LOC: PNC BANK NA)	(d)	3.75%		07/03/23	3,975,000	3,975,000
Illinois Housing Development Auth
M/F Housing RB (Foxview I & II Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	4.17%		07/07/23	870,000	870,000
RB Series 2023D (LIQ: CITIBANK NA)	(a)(b)(c)	4.04%		07/07/23	5,000,000	5,000,000
Illinois Hsg Development Auth March 2016 S/F
RB Series 2022D (LIQ: BANK OF MONTREAL)	(d)	4.13%		07/07/23	250,000	250,000
RB Series 2022H		3.47%		12/01/23	3,190,000	3,190,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.05%		07/07/23	6,665,000	6,665,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	4.04%		07/07/23	2,195,000	2,195,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	4.06%		07/07/23	9,000,000	9,000,000
GO Refunding Bonds Series 2017A		5.00%		07/01/23	580,000	580,000
Illinois Toll Highway Auth
Highway Sr RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.07%		07/07/23	2,650,000	2,650,000
Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.07%		07/07/23	2,000,000	2,000,000
Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.07%		07/07/23	1,975,000	1,975,000
Sr RB Series 2021A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	4.06%		07/07/23	2,665,000	2,665,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.54%	07/06/23	07/07/23	2,321,500	2,321,500
						78,376,500
See financial notes
59Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
INDIANA 2.2%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	(d)	4.05%		07/07/23	28,500,000	28,500,000
Economic Development RB (Cargill) Series 2011	(d)	4.05%		07/07/23	11,000,000	11,000,000
RB (Ascension Health) Series 2008E5	(d)	4.00%		07/07/23	750,000	750,000
Refunding RB (Trinity Health) Series 2008D2		3.30%		07/06/23	1,200,000	1,200,000
Refunding RB (Trinity Health) Series 2008D2		3.25%		07/18/23	3,805,000	3,805,000
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2005A2	(d)	4.00%		07/07/23	685,000	685,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2017B3 (LIQ: TD BANK NA)	(d)	3.60%		07/03/23	725,000	725,000
S/F Mortgage RB Series 2020C-3 (LIQ: TD BANK NA)	(d)	3.60%		07/03/23	1,290,000	1,290,000
						47,955,000
IOWA 2.2%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B1 (LOC: TD BANK NA)	(d)	3.60%		07/03/23	18,555,000	18,555,000
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: TD BANK NA)	(d)	3.60%		07/03/23	2,460,000	2,460,000
Midwestern Disaster Area RB (Cargill) Series 2009A	(d)	4.04%		07/07/23	13,000,000	13,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(d)	4.05%		07/07/23	1,390,000	1,390,000
Midwestern Disaster Area RB (Cargill) Series 2012	(d)	4.05%		07/07/23	7,000,000	7,000,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(d)	4.18%		07/07/23	4,060,000	4,060,000
RB (UnityPoint Health) Series 2018F (LOC: JPMORGAN CHASE BANK NA)	(d)	3.75%		07/03/23	500,000	500,000
						46,965,000
KENTUCKY 1.6%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	4.05%		07/07/23	2,465,000	2,465,000
Louisville & Jefferson Cnty Metro Government
RB (Norton Healthcare) Series 2011B (LOC: PNC BANK NA)	(d)	3.55%		07/03/23	135,000	135,000
Louisville & Jefferson Cnty Metro Sewer District
CP Series 2023A2 (LOC: JPMORGAN CHASE BANK NA)		3.53%		08/16/23	5,000,000	5,000,000
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		3.70%		07/26/23	15,000,000	15,000,000
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		3.60%		09/22/23	12,000,000	12,000,000
						34,600,000
LOUISIANA 1.6%
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	(d)	3.65%		07/03/23	11,365,000	11,365,000
RB (ExxonMobil) Series 2010B	(d)	3.65%		07/03/23	18,635,000	18,635,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report60

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		4.00%		03/15/24	5,000,000	5,000,000
						35,000,000
MARYLAND 2.7%
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.24%		07/07/23	6,490,000	6,490,000
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.24%		07/07/23	6,955,000	6,955,000
Howard Cnty Housing Commission
RB (Beech’s Farm Apt) Series 2023 (LOC: PNC BANK NA)	(d)	3.96%		07/07/23	1,850,000	1,850,000
Maryland Health & Higher Educational Facilities Auth
RB Series 1985B (LOC: TD BANK NA)	(d)	3.95%		07/07/23	12,785,000	12,785,000
Maryland Stadium Auth
RB (Baltimore City Public Schools) Series 2020A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index +0.20%)	(a)(b)(c)	4.21%	07/06/23	11/01/23	3,800,000	3,800,000
Montgomery Cnty
RB (Trinity Health) Series 2015MD (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.04%		07/07/23	8,810,000	8,810,000
Montgomery Cnty Housing Opportunities Commission
M/F Housing RB Series 2023A (LOC: TD BANK NA)	(d)	3.60%		07/03/23	4,050,000	4,050,000
Washington Suburban Sanitary District
GO BAN Series A (LIQ: TD BANK NA)	(d)	3.75%		07/03/23	3,700,000	3,700,000
GO BAN Series B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.75%		07/03/23	10,000,000	10,000,000
						58,440,000
MASSACHUSETTS 2.9%
Massachusetts
Commonwealth Transportation Fund RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	4,000,000	4,000,000
GO BAN Series A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	4.04%	07/06/23	07/07/23	5,475,000	5,475,000
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	4.04%		07/07/23	2,460,000	2,460,000
GO Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	4.04%		07/07/23	1,000,000	1,000,000
GO Refunding Bonds Series 2015A		5.00%		07/01/23	2,000,000	2,000,000
GO Refunding Bonds Series 2016B		5.00%		07/01/23	345,000	345,000
GO Refunding Bonds Series 2019A		5.00%		07/01/23	410,000	410,000
Massachusetts Bay Transportation Auth
Sales Tax CP Series C (LIQ: BARCLAYS BANK PLC)		3.70%		07/13/23	500,000	500,000
Sr Sales Tax Bonds Series 2016A		3.56%		07/01/23	300,000	300,000
Massachusetts Dept of Transportation
Metropolitan Highway System Sub Refunding RB (Commonwealth Contract Assistance) Series 2022A2 (LIQ: US BANK NATIONAL ASSOCIATION)	(d)	4.00%		07/07/23	8,600,000	8,600,000
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(d)	4.24%		07/07/23	5,000,000	5,000,000
Massachusetts HFA
Housing RB Series 2016I (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.81%		07/03/23	14,745,000	14,745,000
Housing RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.81%		07/03/23	1,300,000	1,300,000
See financial notes
61Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Massachusetts School Building Auth
Sr Sales Tax Bonds Series 2020A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	4.04%		07/07/23	4,475,000	4,475,000
Sub Sales Tax Bonds Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.80%		07/03/23	2,530,000	2,530,000
Sub Sales Tax RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.80%		07/03/23	2,665,000	2,665,000
Univ of Massachusetts Building Auth
CP Notes Series 2013A1 (LIQ: TD BANK NA)		3.30%		07/20/23	6,000,000	6,000,000
						61,805,000
MICHIGAN 1.1%
Grand Traverse Hospital Finance Auth
Refunding RB (Munson Healthcare) Series 2019C (LOC: PNC BANK NA)	(d)	3.75%		07/03/23	3,300,000	3,300,000
Lenawee Cnty Economic Development Corp
Refunding RB (Siena Heights Univ) Series 2009 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.08%		07/07/23	2,980,000	2,980,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		3.50%		09/01/23	6,060,000	6,060,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.82%		07/03/23	1,045,000	1,045,000
State Aid Revenue Notes Series 2022A (LOC: JPMORGAN CHASE BANK NA)		5.00%		08/21/23	900,000	903,578
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F7 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	1,250,000	1,250,000
Michigan State Univ
General RB Series 2019B (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	4.04%		07/07/23	2,020,000	2,020,000
Univ of Michigan
General RB Series 2012A	(d)	4.15%		07/07/23	530,000	530,000
General RB Series 2012B	(d)	3.85%		07/03/23	400,000	400,000
General RB Series 2017A (ESCROW) (LIQ: CITIBANK NA)	(a)(b)(c)	4.04%		07/07/23	5,760,000	5,760,000
						24,248,578
MINNESOTA 1.2%
Burnsville
M/F Housing Refunding RB (Bridgeway Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	4.09%		07/07/23	1,175,000	1,175,000
Eden Prairie
M/F Housing Refunding RB (Park At City West Apts) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	4.09%		07/07/23	14,805,000	14,805,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008A	(d)	4.10%		07/07/23	8,805,000	8,805,000
						24,785,000
MISSISSIPPI 1.6%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		2.75%		08/01/23	1,350,000	1,350,000
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	(d)	3.80%		07/03/23	2,935,000	2,935,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011E	(d)	3.65%		07/03/23	2,700,000	2,700,000
IDRB (Chevron) Series 2007A	(d)	3.65%		07/03/23	4,200,000	4,200,000
IDRB (Chevron) Series 2007B	(d)	3.65%		07/03/23	200,000	200,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report62

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IDRB (Chevron) Series 2007C	(d)	3.65%		07/03/23	4,995,000	4,995,000
IDRB (Chevron) Series 2007E	(d)	3.65%		07/03/23	800,000	800,000
IDRB (Chevron) Series 2011A	(d)	3.80%		07/03/23	1,400,000	1,400,000
IDRB (Chevron) Series 2011B	(d)	3.80%		07/03/23	5,245,000	5,245,000
Port Facilities Refunding RB (Chevron) Series 2023	(d)	3.65%		07/03/23	10,000,000	10,000,000
						33,825,000
MISSOURI 0.5%
Kansas City
Special Obligation Refunding RB (H. Roe Bartle Convention Ctr) Series 2008F (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	4.25%		07/07/23	1,100,000	1,100,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	4.05%		07/07/23	4,000,000	4,000,000
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	4.04%		07/07/23	1,545,000	1,545,000
St. Louis IDA
Health Care Facilities RB (Mid-America Transplant) Series 2013 (LOC: BMO HARRIS BANK NA)	(d)	4.00%		07/03/23	3,300,000	3,300,000
						9,945,000
NEBRASKA 0.6%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	4.06%		07/07/23	5,190,000	5,190,000
Gas Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	4.06%		07/07/23	4,740,000	4,740,000
Washington Cnty
IDRB (Cargill) Series 2010B	(d)	4.04%		07/07/23	3,500,000	3,500,000
						13,430,000
NEW YORK 21.7%
Bethlehem CSD
BAN 2023B	(e)	4.75%		07/12/24	3,300,000	3,338,115
Burnt Hills - Ballston Lake CSD
GO BAN Series 2023		4.50%		06/21/24	4,400,000	4,435,706
Cazenovia CSD
GO BAN 2023	(e)	4.75%		07/12/24	2,545,000	2,573,402
Kenmore Tonawanda UFSD
GO BAN 2023		4.75%		06/27/24	5,515,000	5,574,671
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(d)	3.55%		07/03/23	1,250,000	1,250,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(d)	3.55%		07/03/23	1,000,000	1,000,000
Transportation RB Series 2005D2 (LOC: BANK OF MONTREAL)	(d)	3.80%		07/03/23	12,990,000	12,990,000
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(d)	3.65%		07/03/23	37,905,000	37,905,000
New York City
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	(d)	3.62%		07/03/23	13,915,000	13,915,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(d)	3.85%		07/03/23	5,595,000	5,595,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(d)	3.65%		07/03/23	11,140,000	11,140,000
See financial notes
63Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2014 Series D4 (LOC: TD BANK NA)	(d)	3.55%		07/03/23	600,000	600,000
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.60%		07/03/23	2,600,000	2,600,000
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(d)	3.75%		07/03/23	3,335,000	3,335,000
GO Bonds Fiscal 2018 Series E-5 (LOC: TD BANK NA)	(d)	3.55%		07/03/23	1,045,000	1,045,000
GO Bonds Fiscal 2018 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.04%		07/07/23	3,000,000	3,000,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.75%		07/03/23	5,630,000	5,630,000
GO Bonds Fiscal 2022 Series A1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.04%		07/07/23	750,000	750,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.04%		07/07/23	3,000,000	3,000,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.75%		07/03/23	31,620,000	31,620,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.78%		07/03/23	14,750,000	14,750,000
GO Bonds Fiscal 2023 Series A3 (LIQ: BANK OF MONTREAL)	(d)	3.55%		07/03/23	4,380,000	4,380,000
GO Bonds Fiscal 2023 Series A4 (LIQ: TD BANK NA)	(d)	3.55%		07/03/23	1,445,000	1,445,000
New York City Housing Development Corp
M/F Housing RB (Royal Charter Properties-East) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.70%		07/07/23	4,225,000	4,225,000
M/F Housing RB Series 2018L2 (LIQ: TD BANK NA)	(d)	3.95%		07/07/23	8,900,000	8,900,000
M/F Housing RB Series B1A & C1A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		07/03/23	1,500,000	1,500,000
New York City Municipal Water Finance Auth
Water & Sewer 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	4.04%		07/07/23	3,205,000	3,205,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(d)	3.65%		07/03/23	345,000	345,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	(d)	3.55%		07/03/23	3,300,000	3,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(d)	3.55%		07/03/23	500,000	500,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.85%		07/03/23	2,300,000	2,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(d)	3.75%		07/03/23	1,700,000	1,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 & 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	4.04%		07/07/23	5,550,000	5,550,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	1,835,000	1,835,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.80%		07/03/23	2,000,000	2,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	2,255,000	2,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1&3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	1,255,000	1,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	1,300,000	1,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(d)	3.75%		07/03/23	2,635,000	2,635,000
Water & Sewer System RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.80%		07/03/23	17,720,000	17,720,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report64

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	(d)	3.55%		07/03/23	970,000	970,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(d)	3.75%		07/03/23	2,600,000	2,600,000
Water & Sewer System RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	2,750,000	2,750,000
Water & Sewer System RB Fiscal 2023 Series AA3 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.04%		07/07/23	2,100,000	2,100,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.60%		07/03/23	500,000	500,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.60%		07/03/23	1,100,000	1,100,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.82%		07/03/23	990,000	990,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.60%		07/03/23	8,300,000	8,300,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.01%		07/07/23	1,020,000	1,020,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A2 (LIQ: UBS AG)	(d)	3.75%		07/03/23	19,000,000	19,000,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.04%		07/07/23	1,300,000	1,300,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: CITIBANK NA)	(a)(b)(c)	4.03%		07/07/23	3,280,000	3,280,000
New York State Dormitory Auth
RB (Memorial Sloan-Kettering Cancer Center) Series 20221A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.12%)	(a)(b)(c)	4.13%	07/06/23	08/24/23	3,000,000	3,000,000
RB (Royal Charter Properties-East) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.70%		07/07/23	15,000,000	15,000,000
State Personal Income Tax RB Series 2020A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.04%		07/07/23	1,000,000	1,000,000
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.04%		07/07/23	1,730,000	1,730,000
State Personal Income Tax RB Series 2020A 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	5,335,000	5,335,000
State Personal Income Tax RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	2,500,000	2,500,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.04%		07/07/23	265,000	265,000
New York State Power Auth
CP Series 2		3.45%		09/07/23	4,050,000	4,050,000
RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.04%		07/07/23	4,935,000	4,935,000
RB Series 2020A (LIQ: CITIBANK NA)	(a)(b)(c)	4.04%		07/07/23	1,130,000	1,130,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.04%		07/07/23	2,595,000	2,595,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	2,715,000	2,715,000
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.80%		07/03/23	2,300,000	2,300,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	4.04%		07/07/23	2,000,000	2,000,000
See financial notes
65Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3C (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.90%		07/07/23	2,600,000	2,600,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	4.04%		07/07/23	895,000	895,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(d)	4.06%		07/07/23	26,300,000	26,300,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(d)	4.06%		07/07/23	6,000,000	6,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(d)	4.05%		07/07/23	7,100,000	7,100,000
Port Auth of New York & New Jersey
Consolidated Bonds 179th Series (LIQ: CITIBANK NA)	(a)(b)(c)	4.04%		07/07/23	1,900,000	1,900,000
Consolidated Bonds 217th Series (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.04%		07/07/23	3,305,000	3,305,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.24%		07/07/23	3,085,000	3,085,000
Rondout Valley CSD
GO BAN Series 2023A		4.50%		06/27/24	7,000,000	7,071,193
Rye SD
GO BAN 2023		5.00%		06/28/24	1,700,000	1,724,296
Sweet Home CSD
BAN Series 2023		4.75%		06/27/24	5,000,000	5,053,605
Tonawanda
BAN 2022A		4.00%		08/25/23	6,000,000	6,013,870
Triborough Bridge & Tunnel Auth
General RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	4,275,000	4,275,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	19,875,000	19,875,000
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.80%		07/03/23	10,195,000	10,195,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.04%		07/07/23	1,050,000	1,050,000
Sales Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	4.05%		07/07/23	3,080,000	3,080,000
Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.80%		07/03/23	8,000,000	8,000,000
Sales Tax RB Series 2023A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.12%)	(a)(b)(c)	4.13%	07/06/23	08/17/23	14,295,000	14,295,000
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.41%		07/07/23	2,720,000	2,720,000
West Genesee CSD
BAN Series 2023A		4.50%		06/27/24	7,000,000	7,057,767
						466,457,625
NORTH CAROLINA 0.2%
Charlotte-Mecklenberg Hospital Auth
Health Care Refunding RB (Atrium Health) Series 2021E (LOC: ROYAL BANK OF CANADA)	(d)	3.75%		07/03/23	4,400,000	4,400,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report66

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OHIO 3.0%
Akron, Bath & Copley Jt Township Hospital District
RB (Concordia Lutheran Obligated Group) Series 2013A (LOC: TRUIST BANK)	(d)	4.10%		07/07/23	5,000,000	5,000,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	4.04%	07/06/23	07/07/23	2,540,000	2,540,000
Franklin Cnty
Hospital Facilities Refunding RB (OhioHealth) Series 2011C	(d)	3.95%		07/07/23	1,960,000	1,960,000
RB (Trinity Health) Series 2017A-OH (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.40%		07/03/23	4,285,000	4,285,000
Ohio
Hospital RB (Cleveland Clinic Health System) Series 2019E (LIQ: PNC BANK NA)	(d)	3.75%		07/03/23	33,450,000	33,450,000
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	4.05%		07/07/23	600,000	600,000
Hospital RB (University Hospitals Health System) Series 2018A (LOC: PNC BANK NA)	(d)	3.75%		07/03/23	2,400,000	2,400,000
Hospital RB (University Hospitals Health System) Series 2018B (LOC: PNC BANK NA)	(d)	3.95%		07/07/23	400,000	400,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.40%		09/06/23	5,000,000	5,000,000
Hospital RB (Cleveland Clinic Health System) Series 2013B2 (LIQ: TD BANK NA)	(d)	3.55%		07/03/23	2,900,000	2,900,000
Ohio Hospital Facilities
Hospital RB (Cleveland Clinic Health System) Series 2019D1	(d)	3.95%		07/07/23	1,980,000	1,980,000
Hospital RB (Cleveland Clinic Health System) Series 2019D2	(d)	4.12%		07/07/23	600,000	600,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		3.75%		02/01/24	4,345,000	4,345,000
						65,460,000
OREGON 2.2%
Beaverton SD #48J
GO Bonds Series 2022B (GTY: OREGON (STATE OF)) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	12,535,000	12,535,000
Centennial SD #28JT
GO Refunding Bonds Series 2020 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	4.04%		07/07/23	1,720,000	1,720,000
Oregon
GO Bonds Series 2021F		5.00%		08/01/23	295,000	295,305
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.20%		08/02/23	1,440,000	1,440,000
Oregon Dept of Transportation
Highway Tax 2nd Sub Lien CP Notes Series A1 (LOC: WELLS FARGO BANK NA)		3.65%		08/30/23	27,574,000	27,574,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	(d)	4.15%		07/07/23	3,710,000	3,710,000
						47,274,305
PENNSYLVANIA 2.5%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.24%		07/07/23	5,855,000	5,855,000
See financial notes
67Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran Obligated Group) Series 2016A (LOC: TRUIST BANK)	(d)	4.10%		07/07/23	4,125,000	4,125,000
Beaver Cnty IDA
RB Series (Concordia Lutheran) 2018A (LOC: TRUIST BANK)	(d)	4.10%		07/07/23	7,115,000	7,115,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: TRUIST BANK)	(d)	4.10%		07/07/23	9,320,000	9,320,000
Butler Cnty Industrial Development Auth
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(d)	4.10%		07/07/23	3,225,000	3,225,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.24%		07/07/23	3,000,000	3,000,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network) Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	4.06%		07/07/23	2,855,000	2,855,000
Hospital RB (Lehigh Valley Health) Series 2012B (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.83%		07/03/23	5,000,000	5,000,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.10%		07/07/23	630,000	630,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	4.09%		07/07/23	4,640,000	4,640,000
Pennsylvania HFA
S/F Mortgage RB Series 2022140A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.04%		07/07/23	7,000,000	7,000,000
						52,765,000
SOUTH CAROLINA 0.1%
South Carolina Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	4.04%		07/07/23	870,000	870,000
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.18%		07/07/23	855,000	855,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(a)(b)(c)	4.21%	07/06/23	10/02/23	1,050,000	1,050,000
						2,775,000
TENNESSEE 1.1%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(d)	4.25%		07/07/23	485,000	485,000
Chattanooga Health, Educational & Housing Facility Board
RB (CommonSpirit Health) Series 2019A1&A2 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	1,685,000	1,685,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	4.05%		07/07/23	7,000,000	7,000,000
Metro Government of Nashville & Davidson Cnty
GO CP Series 2021 (LIQ: BANK OF AMERICA NA)		3.10%		07/13/23	4,800,000	4,800,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report68

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sevier Cnty Public Building Auth
Public Improvement Bonds (Bedford Cnty) Series VIIQ1 (LOC: TRUIST BANK)	(d)	3.75%		07/03/23	9,500,000	9,500,000
						23,470,000
TEXAS 21.0%
Arlington Higher Education Finance Corp
Education RB (Great Hearts America) Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	4.06%		07/07/23	2,855,000	2,855,000
Education RB (Riverwalk Education Foundation) Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.89%		07/07/23	9,225,000	9,225,000
Austin ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/23	100,000	100,100
Bridge ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	4.04%		07/07/23	2,605,000	2,605,000
Comal ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(e)	5.00%		02/01/24	3,500,000	3,533,180
Corpus Christi ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	150,000	150,235
Cypress-Fairbanks ISD
ULT GO Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.04%		07/07/23	2,915,000	2,915,000
Denton ISD
ULT GO Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	125,000	125,195
Deweyville ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/23	240,000	239,791
El Paso
Water & Sewer Refunding RB Series 2022 (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.12%)	(a)(b)(c)	4.13%	07/06/23	08/10/23	5,125,000	5,125,000
El Paso ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	1,000,000	1,002,112
Forney ISD
ULT GO Series 2022B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.04%		07/07/23	3,120,000	3,120,000
Frisco ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	465,000	466,009
Galena Park ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	200,000	200,312
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	4.04%		07/07/23	1,875,000	1,875,000
Gulf Coast IDA
RB (ExxonMobil) Series 2012	(d)	3.65%		07/03/23	34,640,000	34,640,000
See financial notes
69Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Harlandale ISD
ULT GO Refunding Bonds Series 2019C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.50%		08/15/23	250,000	249,640
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.40%		08/03/23	4,710,000	4,710,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C	(d)	3.95%		07/07/23	5,000,000	5,000,000
Hospital RB (Texas Childrens Hospital) Series 2021C (LIQ: BANK OF AMERICA NA)	(d)	3.60%		07/03/23	7,475,000	7,475,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	4.04%		07/07/23	8,270,000	8,270,000
Hospital Refunding RB (Memorial Hermann Health) Series 2016C	(d)	3.95%		07/07/23	3,000,000	3,000,000
RB (Houston Methodist) Series 2020B	(d)	3.65%		07/03/23	4,470,000	4,470,000
Refunding RB (Methodist Hospital) Series 2009C1		3.80%		07/03/23	27,810,000	27,810,000
Refunding RB (Methodist Hospital) Series 2009C2		3.80%		07/03/23	22,000,000	22,000,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	(d)	3.65%		07/03/23	1,250,000	1,250,000
Harris Cnty Toll Road Auth
1st Lien Revenue CP Series K (LOC: PNC BANK NA)		3.40%		08/16/23	14,730,000	14,730,000
1st Lien Revenue CP Series K (LOC: PNC BANK NA)		3.53%		09/07/23	9,290,000	9,290,000
Hays Consolidated ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	125,000	125,195
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.04%	07/06/23	07/07/23	12,500,000	12,500,000
Humble ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.04%		07/07/23	2,050,000	2,050,000
Keller ISD
ULT GO Refunding Bonds Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	200,000	200,371
Klein ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/23	460,000	460,632
Lewisville ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	250,000	250,422
Lockhart ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/23	380,000	380,477
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	4.04%		07/07/23	6,265,000	6,265,000
Lower Neches Valley Auth
RB (ExxonMobil) Series 2012	(d)	3.85%		07/03/23	3,520,000	3,520,000
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A	(d)	3.65%		07/03/23	1,995,000	1,995,000
RB (ExxonMobil) Series 2010	(d)	3.85%		07/03/23	7,385,000	7,385,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report70

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mesquite ISD
ULT GO Bonds Series 2015E (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	125,000	125,196
North East ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/23	255,000	255,243
North Texas Municipal Water District
Water System RB Extendable CP		4.15%	08/01/23	03/11/24	5,000,000	5,000,000
Water System RB Extendable CP		4.15%	08/01/23	03/18/24	3,000,000	3,000,000
Water System RB Extendable CP		4.15%	08/01/23	03/22/24	10,000,000	10,000,000
Northside ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	580,000	581,187
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Ave Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	4.11%		07/07/23	12,785,000	12,785,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	(d)	4.02%		07/07/23	10,000,000	10,000,000
Exempt Facilities RB (Total USA) Series 2011	(d)	4.02%		07/07/23	28,315,000	28,315,000
Exempt Facilities RB (Total USA) Series 2012	(d)	3.90%		07/07/23	2,100,000	2,100,000
Exempt Facilities RB (Total USA) Series 2012A	(d)	4.02%		07/07/23	10,000,000	10,000,000
Exempt Facilities RB (Total USA) Series 2012B	(d)	4.02%		07/07/23	4,000,000	4,000,000
Rio Grande City Consolidated ISD
ULT Refunding Bonds Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/23	655,000	655,667
Sabine-Neches Navigation District
LT GO Bonds Series 2022 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	4.06%		07/07/23	2,340,000	2,340,000
San Antonio
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.50%		07/05/23	2,000,000	2,000,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.30%		07/06/23	7,825,000	7,825,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.70%		07/20/23	15,000,000	15,000,000
San Antonio Electric & Gas
Electric & Gas System Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.04%		07/07/23	8,000,000	8,000,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	4.11%		07/07/23	1,800,000	1,800,000
San Antonio ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	1,100,000	1,102,393
Spring ISD
ULT Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/23	355,000	355,550
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	4.04%		07/07/23	2,745,000	2,745,000
Hospital RB (Baylor Scott & White) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	1,500,000	1,500,000
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	4.04%	07/06/23	07/07/23	6,000,000	6,000,000
RB (Christus Health) Series 2022A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	4.04%		07/07/23	1,500,000	1,500,000
See financial notes
71Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Methodist Hospitals) Series 2008A (LOC: TD BANK NA)	(d)	3.60%		07/03/23	1,445,000	1,445,000
RB (Texas Health Resources) Series 2008A	(d)	4.00%		07/07/23	7,410,000	7,410,000
RB (Texas Health Resources) Series 2016A (LIQ: UBS AG)	(a)(b)(c)	4.05%		07/07/23	4,585,000	4,585,000
Texas
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.00%		07/07/23	3,490,000	3,490,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.00%		07/07/23	4,835,000	4,835,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	(d)	3.95%		07/07/23	10,000,000	10,000,000
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.00%		07/07/23	10,040,000	10,040,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.00%		07/07/23	6,730,000	6,730,000
Veterans Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.00%		07/07/23	1,830,000	1,830,000
Veterans Bonds Series 2020 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	3.95%		07/07/23	8,210,000	8,210,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	4.20%		07/07/23	6,730,000	6,730,000
Texas Transportation Commission
GO Bonds Series 2006B	(d)	3.73%		07/07/23	1,885,000	1,885,000
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	4.02%		07/07/23	1,000,000	1,000,000
Texas Water Dev Brd
State Revolving Fund RB Series 2018		5.00%		08/01/23	350,000	350,365
State Water Implementation Fund RB Series 2022 (LIQ: CITIBANK NA)	(a)(b)(c)	4.04%		07/07/23	3,625,000	3,625,000
State Water Implementation Fund RB Series 2022 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	4.05%		07/07/23	5,000,000	5,000,000
Univ of Texas
CP Notes Series A		3.40%		07/05/23	5,000,000	5,000,000
CP Notes Series A		3.07%		07/17/23	3,000,000	3,000,000
Refunding RB Series 2016I		5.00%		08/15/23	500,000	500,715
Revenue Financing System Bonds Series 2008B	(d)	3.90%		07/07/23	10,500,000	10,500,000
Ysleta ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.04%		07/07/23	4,000,000	4,000,000
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.04%		07/07/23	4,335,000	4,335,000
						453,049,987
UTAH 0.6%
Intermountain Power Agency
Power Supply RB Series 2022A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.07%		07/07/23	2,320,000	2,320,000
Murray
Hospital RB (IHC Health Services) Series 2003C	(d)	3.55%		07/03/23	4,615,000	4,615,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C (LIQ: BMO HARRIS BANK NA)	(d)	4.10%		07/07/23	4,100,000	4,100,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.00%		07/07/23	955,000	955,000
						11,990,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report72

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VIRGINIA 1.6%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	(d)	4.15%		07/07/23	5,530,000	5,530,000
Hospital Facilities Refunding RB (Sentara Martha Jefferson) Series 2018B (LIQ: TD BANK NA)	(d)	3.60%		07/03/23	9,435,000	9,435,000
Fairfax Cnty IDA
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	4.06%	07/06/23	07/07/23	890,000	890,000
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: TRUIST BANK)	(d)	3.70%		07/03/23	14,455,000	14,455,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	4.05%		07/07/23	4,000,000	4,000,000
						34,310,000
WASHINGTON 1.1%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Tax RB Series 2016S1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(a)(b)(c)	4.21%	07/06/23	11/01/23	5,860,000	5,860,000
King Cnty Sewer System
LT GO CP Series A		3.20%		07/12/23	1,260,000	1,260,000
LT GO CP Series A		3.60%		08/15/23	3,000,000	3,000,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: ROYAL BANK OF CANADA)	(d)	4.06%		07/07/23	2,080,000	2,080,000
Seattle
Light & Power Refunding RB Series 2018C1 (SIFMA Municipal Swap Index + 0.45%)	(b)	4.46%	07/06/23	11/01/23	1,120,000	1,120,000
Light & Power Refunding RB Series 2018C2 (SIFMA Municipal Swap Index + 0.45%)	(b)	4.46%	07/06/23	11/01/23	1,120,000	1,120,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	4.10%		07/03/23	3,920,000	3,920,000
Washington
GO Refunding Bonds Series R 2015C		5.00%		07/01/23	140,000	140,000
GO Refunding Bonds Series R2018C		5.00%		08/01/23	385,000	385,434
GO Refunding Bonds Series R-2022D		5.00%		07/01/23	1,500,000	1,500,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2017B		5.00%		08/01/23	1,040,000	1,041,137
Washington Health Care Facilities Auth
Health Care Facilities RB (Fred Hutchinson Cancer Ctr) Series 2020 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	4.06%		07/07/23	2,790,000	2,790,000
						24,216,571
WISCONSIN 1.4%
Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	4.05%		07/07/23	4,000,000	4,000,000
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	(d)	4.18%		07/07/23	1,200,000	1,200,000
See financial notes
73Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Public Finance Auth
Health Care System RB (Cone Health) Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	4.04%		07/07/23	12,160,000	12,160,000
Health System Refunding RB (Cone Health) Series 2023B (LOC: TD BANK NA)	(d)	3.55%		07/03/23	11,950,000	11,950,000
						29,310,000
WYOMING 0.0%
Lincoln Cnty
Pollution Ctrl Refunding RB (ExxonMobil) Series 2014	(d)	3.65%		07/03/23	500,000	500,000
MULTIPLE STATES 7.2%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	4.07%		07/07/23	2,400,000	2,400,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(d)	4.07%		07/07/23	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(d)	4.06%		07/07/23	51,800,000	51,800,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(d)	4.06%		07/07/23	13,500,000	13,500,000
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	(a)(d)	4.06%		07/07/23	64,000,000	64,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(d)	4.07%		07/07/23	20,000,000	20,000,000
						154,700,000
Total Municipal Securities (Cost $2,164,268,790)						2,164,268,790
Total Investments in Securities (Cost $2,164,268,790)						2,164,268,790

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $776,226,500 or 36.1% of net assets.

(b)	Variable rate security; rate shown is effective rate at period end.
(c)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread are shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread are shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report74

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
75Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$2,164,268,790
Cash		1,314,086
Receivables:
Fund shares sold		27,631,325
Interest		9,986,629
Prepaid expenses	+	253,193
Total assets		2,203,454,023

Liabilities
Payables:
Investments bought		33,049,980
Investments bought - delayed-delivery		9,453,933
Fund shares redeemed		4,919,058
Distributions to shareholders		3,394,884
Investment adviser and administrator fees		262,961
Shareholder service fees		5,819
Accrued expenses	+	34,311
Total liabilities		51,120,946
Net assets		$2,152,333,077

Net Assets by Source
Capital received from investors		$2,152,379,887
Total distributable loss	+	(46,810)
Net assets		$2,152,333,077

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$955,943,882		955,709,071		$1.00
Ultra Shares	$1,196,389,195		1,196,096,320		$1.00

See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report76

Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$30,699,297

Expenses
Investment adviser and administrator fees		1,898,730
Shareholder service fees:
Investor Shares		691,673
Registration fees		226,343
Portfolio accounting fees		53,287
Custodian fees		19,900
Independent trustees’ fees		18,449
Professional fees		17,107
Shareholder reports		5,160
Transfer agent fees		650
Other expenses	+	6,758
Total expenses		2,938,057
Expense reduction	–	347,074
Net expenses	–	2,590,983
Net investment income		28,108,314

REALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(15,632)
Increase in net assets resulting from operations		$28,092,682
See financial notes
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Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$28,108,314	$14,431,708
Net realized losses	+	(15,632)	(31,178)
Increase in net assets from operations		$28,092,682	$14,400,530

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($12,597,137)	($7,029,655)
Ultra Shares	+	(15,511,177)	(7,402,053)
Total distributions		($28,108,314 )	($14,431,708 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		797,499,971	941,869,537
Ultra Shares	+	1,865,799,994	1,929,161,765
Total shares sold		2,663,299,965	2,871,031,302
Shares Reinvested
Investor Shares		7,514,466	5,055,816
Ultra Shares	+	10,071,161	5,277,727
Total shares reinvested		17,585,627	10,333,543
Shares Redeemed
Investor Shares		(724,439,703)	(714,918,844)
Ultra Shares	+	(1,646,447,478)	(1,128,703,265)
Total shares redeemed		(2,370,887,181)	(1,843,622,109)
Net transactions in fund shares		309,998,411	1,037,742,736

NET ASSETS
Beginning of period		$1,842,350,298	$804,638,740
Total increase	+	309,982,779	1,037,711,558
End of period		$2,152,333,077	$1,842,350,298

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund each offer two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2023, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery and When-Issued Transactions: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
On July 12, 2023, the SEC adopted rule and form amendments that govern money market funds under the 1940 Act. These rule amendments will be effective on October 2, 2023, and are intended to address problems experienced by certain money market funds in connection with the economic shock at the onset of the COVID-19 pandemic. Along with amendments related to liquidity thresholds, redemption fees and the removal of redemption gates, there are amendments that add reporting requirements for money market funds on Form N-CR and Form N-MFP. There are various compliance dates for the amendments with the compliance date for the new reporting requirements on Form N-CR and Form N-MFP set for June 11, 2024. At this time, management is evaluating the impact of the rule and form amendments on the Schwab Money Funds.
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

 3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	74%	77%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	11%	11%
	(JPMorgan Chase Bank NA)	(JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures,changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk.  A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.

Government Securities Risk. U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective.  A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance.  To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate.  National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.  Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price.  In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The funds are not designed to offer capital appreciation.  In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2023, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Municipal Money Fund	$102,463,629	$137,671,027	$0
Schwab AMT Tax-Free Money Fund	47,699,369	58,655,806	0

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
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Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of June 30, 2023, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab Municipal Money Fund	$15,141,464,552
Schwab AMT Tax-Free Money Fund	2,164,268,790
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the funds had capital loss carryforwards available as follows:

Schwab Municipal Money Fund	$—
Schwab AMT Tax-Free Money Fund	31,178
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023. The tax basis components of distributions paid during the fiscal year ended December 31, 2022 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Municipal Money Fund	$128,465,056	$2,916,837	$145,000
Schwab AMT Tax-Free Money Fund	14,095,668	336,040	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended December 31, 2022, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds
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and their shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser of the Funds, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
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* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
93Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
letter of credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report94

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
95Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Report

Notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR25720-21
00288429

Semiannual Report | June 30, 2023
Schwab Municipal Money Funds

Schwab California Municipal
Money Fund
Schwab New York Municipal
Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
1Schwab Municipal Money Funds | Semiannual Report

Schwab Municipal Money Funds
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2000, Mr. Shaughnessy spent four years as a portfolio manager with Wells Capital Management, where he was responsible for managing the firm’s
California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.

Schwab Municipal Money Funds | Semiannual Report2

Schwab California Municipal Money Fund

The Schwab California Municipal Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in money market securities from California issuers and from municipal (muni) agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal money market securities the interest from which is exempt from federal and California personal income tax. The fund may invest up to 20% of its net assets in securities subject to federal income tax and/or California personal tax, such as California municipal obligations, government securities or repurchase agreements during normal market circumstances, and any portion of its net assets in such securities as a temporary defensive measure. When the fund makes such investments, a higher portion of the fund’s distributions will likely be subject to federal income tax and/or California personal income tax. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2023, the U.S. Federal Reserve (Fed) continued to raise interest rates, albeit at a slower pace than in 2022. Inflationary pressure eased compared to 2022 but remained well above the Fed’s historical 2% target, and the unemployment rate remained low. In response to these conditions, the Fed raised the federal funds rate three times during the reporting period, by 0.25% each time, ending the period in a range of 5.00% to 5.25%. The Fed generally reduced the assets held on its balance sheet over the reporting period despite a temporary spike in March when three regional U.S. banks failed and regulators swiftly stepped in with monetary support to prevent the crisis from spreading.
The yield on the SIFMA Municipal Swap Index, a widely used benchmark for yields on floating-rate muni securities, moved generally higher over the reporting period, starting the period at 3.66% and ending it at 4.01%. While the index trended upward, yield volatility was significant, which created extreme fluctuations in the relative value of tax-exempt money market securities relative to similar taxable securities. These fluctuations created significant variability in cash flow across the muni money market industry.
Central banks outside the United States also battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates four times during the reporting period in their efforts to bring inflation levels lower. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, despite shifting conditions.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The uncertainties caused by three U.S. regional bank failures and the contentious debt-ceiling debate, combined with continued Fed rate hikes and unique market dynamics, caused the adviser to favor an overweight in short-dated commercial paper with staggered maturities with the aim of providing consistent sources of liquidity. The decelerating pace of inflation caused market sentiment to shift late in the second quarter prompting the fund to incrementally add high-quality one-year notes. The fund’s weighted average maturity (WAM) started the reporting period at 22 days and ended it at 25 days. Fund assets rose significantly during the reporting period which coincided with a supply shortage of high-quality tax-exempt securities from California issuers. In response to this supply and demand imbalance, the fund purchased taxable securities and muni securities issued outside of California.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	25 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
3Schwab Municipal Money Funds | Semiannual Report

Schwab California Municipal Money Fund
Performance and Fund Facts as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab California Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWKXX	SCAXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	2.87%	3.02%
Seven-Day Yield (without waivers)[2]	2.86%	3.01%
Seven-Day Effective Yield (with waivers)[2]	2.91%	3.07%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
Schwab Municipal Money Funds | Semiannual Report4

Schwab New York Municipal Money Fund

The Schwab New York Municipal Money Fund’s (the fund) goal is to seek current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in money market securities from New York issuers and from municipal (muni) agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal money market securities the interest from which is exempt from federal income and New York state and local income tax. The fund may invest up to 20% of its net assets in securities subject to federal income tax and/or New York state and local income tax, such as non-New York municipal obligations, government securities or repurchase agreements during normal market circumstances, and any portion of its net assets in such securities as a temporary defensive measure. When the fund makes such investments, a higher portion of the fund’s distributions will likely be subject to federal income tax and/or New York state and local income tax. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2023, the U.S. Federal Reserve (Fed) continued to raise interest rates, albeit at a slower pace than in 2022. Inflationary pressure eased compared to 2022 but remained well above the Fed’s historical 2% target, and the unemployment rate remained low. In response to these conditions, the Fed raised the federal funds rate three times during the reporting period, by 0.25% each time, ending the period in a range of 5.00% to 5.25%. The Fed generally reduced the assets held on its balance sheet over the reporting period despite a temporary spike in March when three regional U.S. banks failed and regulators swiftly stepped in with monetary support to prevent the crisis from spreading.
The yield on the SIFMA Municipal Swap Index, a widely used benchmark for yields on floating-rate muni securities, moved generally higher over the reporting period, starting the period at 3.66% and ending it at 4.01%. While the index trended upward, yield volatility was significant, which created extreme fluctuations in the relative value of tax-exempt money market securities relative to similar taxable securities. These fluctuations created significant variability in cash flow across the muni money market industry.
Central banks outside the United States also battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates four times during the reporting period in their efforts to bring inflation levels lower. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, despite shifting conditions.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The uncertainties caused by three U.S. regional bank failures and the contentious debt-ceiling debate, combined with continued Fed rate hikes, caused the adviser to favor a short weighted average maturity (WAM). The decelerating pace of inflation caused market sentiment to shift late in the second quarter prompting the fund to incrementally add high-quality one-year notes. The fund’s WAM started the reporting period at 17 days and ended it at 23 days. Fund assets rose significantly during the reporting period which coincided with a supply shortage of high-quality tax-exempt securities. In response to this supply and demand imbalance, the fund occasionally purchased taxable securities and muni securities issued outside of New York.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	23 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
5Schwab Municipal Money Funds | Semiannual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab New York Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWYXX	SNYXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	3.64%	3.79%
Seven-Day Yield (without waivers)[2]	3.62%	3.77%
Seven-Day Effective Yield (with waivers)[2]	3.71%	3.86%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
Schwab Municipal Money Funds | Semiannual Report6

Schwab Municipal Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2023 and held through June 30, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1]	BEGINNING ACCOUNT VALUE AT 1/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/23	EXPENSES PAID DURING PERIOD 1/1/23-6/30/23[2]
Schwab California Municipal Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,012.60	$1.70
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.11	$1.71
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,013.30	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.85	$0.95
Schwab New York Municipal Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,013.80	$1.70
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.11	$1.71
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,014.60	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.85	$0.95

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

7Schwab Municipal Money Funds | Semiannual Report

Schwab California Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.01	0.00 [2]	0.00 [2]	0.01	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	0.01	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)[3]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.26%[4]	0.87%	0.03%	0.32%	1.10%	1.10%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[5]	0.30%[6,7]	0.10%[7]	0.28%[7,8]	0.35%	0.35%
Gross operating expenses	0.35%[5]	0.35%[6]	0.35%	0.46%	0.49%	0.49%
Net investment income (loss)	2.52%[5]	0.92%	0.01%	0.37%	1.08%	1.12%
Net assets, end of period (x 1,000,000)	$2,992	$2,604	$2,224	$3,405	$6,168	$5,526

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
Schwab Municipal Money Funds | Semiannual Report8

Schwab California Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.01)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	1.33%[4]	0.99%	0.03%	0.01%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[5]	0.19%[6,7]	0.09%[7]	0.16%[5,7]
Gross operating expenses	0.20%[5]	0.20%[6]	0.20%	0.20%[5]
Net investment income (loss)	2.67%[5]	1.45%	0.01%	0.01%[5]
Net assets, end of period (x 1,000,000)	$7,038	$5,456	$778	$375

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
9Schwab Municipal Money Funds | Semiannual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 101.8% OF NET ASSETS
ALASKA 0.2%
Valdez
Refunding RB (Exxon Pipeline) Series 1993A	(a)	3.65%		07/03/23	20,570,000	20,570,000
Refunding RB (ExxonMobil) Series 1993B	(a)	3.65%		07/03/23	2,855,000	2,855,000
Terminal Refunding RB (Exxon) Series 1993C	(a)	3.65%		07/03/23	900,000	900,000
						24,325,000
CALIFORNIA 91.8%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		07/07/23	59,450,000	59,450,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.39%		07/07/23	10,175,000	10,175,000
M/F Housing RB (Lakeside Village) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.68%		07/07/23	3,550,000	3,550,000
RB (Sharp HealthCare) Series 2009C (LOC: TD BANK NA)	(a)	2.95%		07/07/23	33,105,000	33,105,000
RB (Sharp HealthCare) Series 2009D (LOC: TD BANK NA)	(a)	2.95%		07/07/23	18,640,000	18,640,000
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	(a)	4.10%		07/07/23	4,670,000	4,670,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	(a)	4.00%		07/07/23	550,000	550,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		07/07/23	5,500,000	5,500,000
Antelope Valley CCD
GO Bonds Series B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.06%		07/07/23	2,500,000	2,500,000
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	6,910,000	6,910,000
Bay Area Toll Auth
Toll Bridge RB Series 2007A2 (LOC: MUFG BANK LTD)	(a)	2.20%		07/07/23	44,120,000	44,120,000
Toll Bridge RB Series 2007B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.72%		07/07/23	46,650,000	46,650,000
Toll Bridge RB Series 2007D2 (LOC: BANK OF AMERICA NA)	(a)	2.88%		07/07/23	23,615,000	23,615,000
Toll Bridge RB Series 2007G1 (LOC: BANK OF AMERICA NA)	(a)	2.80%		07/07/23	5,300,000	5,300,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report10

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toll Bridge RB Series 2019A (LOC: BANK OF AMERICA NA)	(a)	2.88%		07/07/23	91,610,000	91,610,000
Toll Bridge RB Series 2019B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.20%		07/07/23	47,980,000	47,980,000
Toll Bridge RB Series 2019C (LOC: BANK OF AMERICA NA)	(a)	2.49%		07/07/23	8,765,000	8,765,000
Toll Bridge RB Series 2019D (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.20%		07/07/23	75,470,000	75,470,000
Toll Bridge RB Series 2023A (LOC: BARCLAYS BANK PLC)	(a)	3.00%		07/03/23	53,475,000	53,475,000
Toll Bridge RB Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	2.83%		07/03/23	30,000,000	30,000,000
Toll Bridge RB Series 2023F2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		07/03/23	5,000,000	5,000,000
California
GO Bond Series 2003C4 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.30%		07/07/23	26,065,000	26,065,000
GO Bonds		5.00%		08/01/23	525,000	525,781
GO Bonds (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.03%		07/07/23	9,800,000	9,800,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	8,980,000	8,980,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.01%		07/07/23	2,625,000	2,625,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	2,665,000	2,665,000
GO Bonds Series 2003A1 (LOC: BARCLAYS BANK PLC)	(a)	2.15%		07/03/23	30,990,000	30,990,000
GO Bonds Series 2003C1 (LOC: TD BANK NA)	(a)	2.50%		07/07/23	25,585,000	25,585,000
GO Bonds Series 2004A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	2.10%		07/03/23	39,825,000	39,825,000
GO Bonds Series 2004A3 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	2.15%		07/03/23	39,370,000	39,370,000
GO Bonds Series 2004A9 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	2.40%		07/07/23	17,835,000	17,835,000
GO Bonds Series 2005A21 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.43%		07/07/23	75,605,000	75,605,000
GO Bonds Series 2005B1 (LOC: WELLS FARGO BANK NA)	(a)	2.70%		07/07/23	30,500,000	30,500,000
GO Bonds Series 2005B5 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.15%		07/03/23	88,890,000	88,890,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.90%		07/11/23	15,895,000	15,895,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		3.60%		07/13/23	4,850,000	4,850,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		3.00%		07/19/23	20,830,000	20,830,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.90%		07/11/23	43,000,000	43,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.00%		08/03/23	22,580,000	22,580,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.00%		08/10/23	19,500,000	19,500,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.17%		08/17/23	41,495,000	41,495,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.95%		09/05/23	14,500,000	14,500,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.22%		09/07/23	36,510,000	36,510,000
GO CP Series A3 (LOC: UBS AG)		2.60%		07/03/23	17,500,000	17,500,000
GO CP Series A3 (LOC: UBS AG)		3.08%		07/19/23	1,250,000	1,250,000
GO CP Series A3 (LOC: UBS AG)		3.00%		08/01/23	39,455,000	39,455,000
GO CP Series A3 (LOC: UBS AG)		3.25%		08/02/23	42,295,000	42,295,000
GO CP Series A3 (LOC: UBS AG)		2.85%		08/17/23	1,425,000	1,425,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		2.85%		07/11/23	37,475,000	37,475,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		2.90%		07/11/23	36,090,000	36,090,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		3.00%		08/08/23	9,907,000	9,907,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		3.00%		08/09/23	15,150,000	15,150,000
See financial notes
11Schwab Municipal Money Funds | Semiannual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		2.85%		08/15/23	38,190,000	38,190,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		3.25%		09/14/23	15,470,000	15,470,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		3.00%		08/03/23	50,000,000	50,000,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		2.85%		08/17/23	45,650,000	45,650,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		3.05%		07/26/23	11,970,000	11,970,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		2.85%		08/15/23	71,765,000	71,765,000
GO CP Series A8 (LOC: BANK OF MONTREAL)		3.00%		08/22/23	1,760,000	1,760,000
GO Refunding Bonds		5.00%		08/01/23	400,000	400,495
GO Refunding Bonds		5.00%		09/01/23	12,195,000	12,231,897
GO Refunding Bonds (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	17,500,000	17,500,000
GO Refunding Bonds (LIQ: CITIBANK NA)	(b)(c)(d)	4.04%		07/07/23	4,500,000	4,500,000
GO Refunding Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	1,705,000	1,705,000
California Dept of Water Resources
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		2.80%		07/12/23	30,310,000	30,310,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		3.20%		08/10/23	44,838,000	44,838,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		2.95%		07/07/23	15,208,000	15,208,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		2.95%		07/11/23	26,433,000	26,433,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.05%		07/12/23	13,676,000	13,676,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.05%		07/13/23	49,267,000	49,267,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		2.95%		07/27/23	14,652,000	14,652,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.25%		08/09/23	19,749,000	19,749,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.25%		08/10/23	20,764,000	20,764,000
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S1		3.10%		10/04/23	13,500,000	13,500,000
CP Notes (Stanford Univ) Series S3		3.10%		11/07/23	38,000,000	38,000,000
CP Notes (Stanford Univ) Series S4		3.10%		10/04/23	1,200,000	1,200,000
CP Notes (Stanford Univ) Series S4		3.10%		12/04/23	32,800,000	32,800,000
RB (California Institute of Technology) Series 1994	(a)	2.65%	07/06/23	07/07/23	13,800,000	13,800,000
RB (California Institute of Technology) Series 2006A	(a)	3.16%		07/07/23	33,405,000	33,405,000
RB (California Institute of Technology) Series 2006B	(a)	2.65%		07/07/23	37,255,000	37,255,000
RB (Stanford Univ) Series V1 (LIQ: UBS AG)	(b)(c)(d)	4.01%		07/07/23	10,000,000	10,000,000
RB (Stanford Univ) Series V2 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,000,000	4,000,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	(a)	4.15%		07/07/23	8,000,000	8,000,000
IDRB (J Harris Industrial Water Treatment) Series 2015 (LOC: CITY NATIONAL BANK)	(a)(b)	4.15%		07/07/23	4,910,000	4,910,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)	(a)	2.30%		07/07/23	6,150,000	6,150,000
RB (Cedars-Sinai Health System) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		07/03/23	12,000,000	12,000,000
RB (Cedars-Sinai Health) Series 2021A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	4,000,000	4,000,000
RB (Cedars-Sinai Health) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		07/03/23	7,860,000	7,860,000
RB (Cedars-Sinai Medical Ctr) Series 2021A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	49,365,000	49,365,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report12

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Cedars-Sinai) Series 2021A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.16%	07/06/23	09/14/23	16,000,000	16,000,000
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	4.21%		07/07/23	36,013,000	36,013,000
RB (Kaiser Permanente) Series 2006E		3.20%		08/08/23	14,975,000	14,975,000
RB (Kaiser Permanente) Series 2006E		3.20%		08/09/23	43,320,000	43,320,000
RB (Kaiser Permanente) Series 2006E		3.23%		09/06/23	7,025,000	7,025,000
RB (Kaiser Permanente) Series 2006E		3.20%		09/14/23	25,000,000	24,999,331
RB (Kaiser Permanente) Series 2017A2 (LIQ: CITIBANK NA)	(b)(c)(d)	4.04%		07/07/23	3,369,500	3,369,500
RB (Kaiser Permanente) Series 2017A2 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.16%	07/06/23	11/01/23	2,190,000	2,190,000
RB (Scripps Health) Series 2012A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.51%		07/03/23	84,590,000	84,590,000
RB (Scripps Health) Series 2012B	(a)	2.25%		07/07/23	7,575,000	7,575,000
RB (Scripps Health) Series 2012C	(a)	2.40%		07/07/23	37,560,000	37,560,000
RB (Stanford Health) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		07/03/23	8,175,000	8,175,000
Refunding RB (Lucile Salter Packard Children’s Hospital) Series 2022A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	1,000,000	1,000,000
Refunding RB (Stanford Hospital) Series 2008B1	(a)	2.75%		07/07/23	32,610,000	32,610,000
Refunding RB (Stanford Hospital) Series 2008B2-1		3.05%		10/04/23	13,500,000	13,500,000
Refunding RB (Stanford Hospital) Series 2008B2-2		3.05%		08/02/23	42,050,000	42,050,000
Refunding RB (Sutter Health) Series 2017A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	1,000,000	1,000,000
California Infrastructure & Economic Development Bank
Bay Area Toll Bridges RB Series 2003A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	11,250,000	11,250,000
RB (Brightline Passenger Rail) Series 2020A (ESCROW)		3.65%		01/31/24	4,300,000	4,300,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.25%		07/07/23	8,165,000	8,165,000
California Municipal Finance Auth
Recovery Zone Facility RB (Chevron) Series 2010A	(a)	2.61%		07/03/23	130,715,000	130,715,000
Recovery Zone Facility RB (Chevron) Series 2010B	(a)	2.75%		07/03/23	46,700,000	46,700,000
Recovery Zone Facility RB (Chevron) Series 2010C	(a)	2.60%		07/03/23	1,125,000	1,125,000
Refunding RB (ExxonMobil) Series 2007	(a)	2.74%		07/03/23	32,280,000	32,280,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF THE WEST)	(a)	4.03%		07/07/23	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	(a)	2.95%		07/07/23	5,900,000	5,900,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	(a)	4.03%		07/07/23	6,000,000	6,000,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	(a)	2.95%		07/07/23	2,860,000	2,860,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	2.95%		07/07/23	5,875,000	5,875,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)	4.03%		07/07/23	3,800,000	3,800,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	(a)	4.03%		07/07/23	2,500,000	2,500,000
See financial notes
13Schwab Municipal Money Funds | Semiannual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Solid Waste Disposal RB (JDS Ranch) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)	4.01%		07/07/23	2,350,000	2,350,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	(a)(b)	3.77%		07/07/23	62,850,000	62,850,000
Solid Waste Disposal RB (Sierra Pacific Industries) Series 2014 (LOC: WELLS FARGO BANK NA)	(a)	2.80%		07/07/23	30,000,000	30,000,000
California Public Finance Auth
RB (Hoag Memorial Hospital Presbyterian) Series 2022B (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.10%		07/03/23	86,190,000	86,190,000
RB (Hoag Memorial Hospital Presbyterian) Series 2022B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.10%		07/03/23	78,575,000	78,575,000
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.03%		07/07/23	8,000,000	8,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	6,000,000	6,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	4,000,000	4,000,000
RB (Sharp Healthcare) Series 2017B (LOC: BARCLAYS BANK PLC)	(a)	3.15%		07/03/23	49,990,000	49,990,000
RB (Sharp Healthcare) Series 2017C (LOC: BARCLAYS BANK PLC)	(a)	3.15%		07/03/23	46,120,000	46,120,000
California Public Works Board
Lease RB (California Air Resources Board) Series 2022D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	14,255,000	14,255,000
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		2.77%		07/06/23	12,455,000	12,455,000
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		2.82%		07/06/23	10,000,000	10,000,000
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		2.87%		09/06/23	1,000,000	1,000,000
RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	1,330,000	1,330,000
RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	6,745,000	6,745,000
RB Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		07/03/23	1,400,000	1,400,000
California Statewide Communities Development Auth
M/F Housing RB (Avian Glen Apts) Series 2004CC (LOC: CITIBANK NA)	(a)	4.13%		07/07/23	3,590,000	3,590,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.11%		07/07/23	8,700,000	8,700,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.08%		07/07/23	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		07/07/23	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		07/07/23	2,310,000	2,310,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		07/07/23	27,525,000	27,525,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		07/07/23	5,500,000	5,500,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		07/07/23	1,825,000	1,825,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.03%		07/07/23	5,500,000	5,500,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		07/07/23	5,350,000	5,350,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report14

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		07/07/23	2,720,000	2,720,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.08%		07/07/23	3,000,000	3,000,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	(a)	2.95%		07/07/23	5,040,000	5,040,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.08%		07/07/23	11,385,000	11,385,000
M/F Housing RB (Wilshire Court Apts) Series 2003M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		07/07/23	20,290,000	20,290,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	(a)	2.95%		07/07/23	2,170,000	2,170,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.09%		07/07/23	7,000,000	7,000,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.39%		07/07/23	25,810,000	25,810,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.11%		07/07/23	15,650,000	15,650,000
M/F Housing Refunding RB (Uptown Newport Apts) Series 2021A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	4.11%		07/07/23	13,730,000	13,730,000
Pollution Control Refunding RB (Chevron) Series 2002	(a)	2.61%		07/03/23	21,700,000	21,700,000
RB (Kaiser Permanente) Series 2004E		3.05%		07/06/23	25,540,000	25,540,000
RB (Kaiser Permanente) Series 2004E		3.25%		09/07/23	47,495,000	47,495,000
RB (Kaiser Permanente) Series 2004E		3.20%		09/12/23	19,200,000	19,200,000
RB (Kaiser Permanente) Series 2004E		3.20%		09/14/23	19,500,000	19,496,716
RB (Kaiser Permanente) Series 2004I		3.10%		08/03/23	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2004I		3.20%		08/10/23	27,800,000	27,800,000
RB (Kaiser Permanente) Series 2004I		3.20%		08/15/23	10,645,000	10,645,000
RB (Kaiser Permanente) Series 2004I		3.23%		09/06/23	29,590,000	29,590,000
RB (Kaiser Permanente) Series 2004I		3.27%		09/19/23	14,500,000	14,500,000
RB (Kaiser Permanente) Series 2004K		3.17%		08/02/23	28,890,000	28,890,000
RB (Kaiser Permanente) Series 2004K		3.27%		09/19/23	41,320,000	41,320,000
RB (Kaiser Permanente) Series 2004K		3.28%		09/20/23	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004K		3.30%		09/20/23	23,450,000	23,450,000
RB (Kaiser Permanente) Series 2006D		3.05%		07/12/23	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2006D		3.15%		08/02/23	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2008B		3.00%		07/06/23	11,000,000	11,000,000
RB (Kaiser Permanente) Series 2008B		3.15%		08/02/23	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2008B		3.25%		08/08/23	17,000,000	17,000,000
RB (Kaiser Permanente) Series 2008C		3.20%		08/15/23	40,000,000	40,000,000
RB (Kaiser Permanente) Series 2008C		3.25%		09/06/23	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2008C		3.20%		09/12/23	35,865,000	35,865,000
RB (Kaiser Permanente) Series 2008C		3.28%		09/14/23	23,000,000	23,000,000
RB (Kaiser Permanente) Series 2009B2		3.30%		07/11/23	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B3		3.20%		08/03/23	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2009B5		3.05%		07/12/23	5,500,000	5,500,000
See financial notes
15Schwab Municipal Money Funds | Semiannual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Kaiser Permanente) Series 2009B5		3.28%		09/13/23	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B6		3.03%		07/11/23	9,700,000	9,700,000
RB (Kaiser Permanente) Series 2009B6		3.10%		08/03/23	27,250,000	27,250,000
RB (Kaiser Permanente) Series 2009D		3.35%		09/20/23	9,300,000	9,300,000
RB (Rady Children’s Hospital) Series 2008B (LOC: WELLS FARGO BANK NA)	(a)	2.80%		07/03/23	49,375,000	49,375,000
Chino Valley USD
GO Bonds Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,000,000	2,000,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.50%		07/07/23	33,500,000	33,500,000
Contra Costa CCD
GO Bonds Series 2013 (ESCROW)		5.00%		08/01/23	12,655,000	12,672,816
GO Bonds Series 2013 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.06%	07/06/23	07/07/23	7,500,000	7,500,000
Contra Costa Water District
Extendible CP		3.11%	07/13/23	03/08/24	20,000,000	20,000,000
East Bay Municipal Utility District
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		3.03%		09/06/23	6,960,000	6,960,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		3.05%		09/06/23	19,000,000	19,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.80%		07/05/23	30,000,000	30,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		3.04%		07/10/23	16,000,000	16,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.91%		08/08/23	31,200,000	31,200,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.85%		08/09/23	20,000,000	20,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		3.03%		09/06/23	2,600,000	2,600,000
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)	2.65%		07/03/23	79,255,000	79,255,000
Water & Wastewater Refunding RB Series 2021B (SIFMA Municipal Swap Index + 0.10%)	(c)	4.11%	07/06/23	07/01/24	4,000,000	3,984,032
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	4,800,000	4,800,000
El Camino CCD
GO Bonds Series 2018B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	8,000,000	8,000,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	2.90%		07/03/23	12,450,000	12,450,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		3.15%		07/20/23	30,500,000	30,500,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.07%		07/07/23	12,600,000	12,600,000
Hayward Area Recreation & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	5,015,000	5,015,000
Hayward USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.05%		07/07/23	35,500,000	35,500,000
GO Refunding Bonds Series 2019 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	1,480,000	1,480,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report16

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Irvine
Limited Obligation Bonds (Assessment District 93-14) (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.93%		07/03/23	40,737,000	40,737,000
Limited Obligation Bonds (Assessment District No 00-18) Series A (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	2.74%		07/03/23	1,050,000	1,050,000
Irvine Ranch Water District
Consolidated Refunding Bonds Series 2008A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.27%		07/07/23	750,000	750,000
Consolidated Series 1993 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.69%		07/03/23	15,200,000	15,200,000
GO Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index + 0.05%)	(c)	4.06%	07/06/23	02/29/24	23,800,000	23,800,000
GO Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index + 0.05%)	(c)	4.06%	07/06/23	02/29/24	16,200,000	16,200,000
Irvine Reassessment District No 4-20
Limited Obligation Bonds Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.93%		07/03/23	4,774,000	4,774,000
Livermore Valley Joint USD
GO Bonds Series 2019 (LIQ: UBS AG)	(b)(c)(d)	4.03%		07/07/23	10,000,000	10,000,000
Long Beach CCD
GO Bonds Series 2021D		4.00%		08/01/23	725,000	725,414
Long Beach Finance Auth
Lease RB Series 2023 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	7,085,000	7,085,000
Los Angeles
TRAN 2023	(e)	5.00%		06/27/24	120,000,000	122,013,600
Wastewater System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		3.19%		09/12/23	22,000,000	22,000,000
Wastewater System CP Series A2 (LOC: TORONTO-DOMINION BANK/THE)		2.80%		07/19/23	64,024,000	64,024,000
Wastewater System Sub RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,335,000	3,335,000
Wastewater System Sub RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,330,000	1,330,000
Los Angeles Cnty
TRAN 2023-2024	(e)	5.00%		06/28/24	48,000,000	48,853,920
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF THE WEST)		3.10%		07/20/23	14,000,000	14,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		2.85%		08/15/23	35,000,000	35,000,000
Lease Revenue CP Series BTE (LOC: US BANK NATIONAL ASSOCIATION)		3.20%		08/03/23	4,000,000	4,000,000
Lease Revenue CP Series BTE (LOC: US BANK NATIONAL ASSOCIATION)		3.20%		09/06/23	12,250,000	12,250,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		2.87%		09/06/23	34,207,000	34,207,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		3.12%		09/06/23	15,000,000	15,000,000
Lease Revenue CP Series D (LOC: STATE STREET BANK AND TRUST COMPANY)		3.00%		08/09/23	28,065,000	28,065,000
Lease Revenue CP Series DTE (LOC: STATE STREET BANK AND TRUST COMPANY)		3.22%		09/06/23	3,750,000	3,750,000
Los Angeles Cnty Facilities Inc Lease Revenue
Lease RB (Vermont Corridor Cnty Administration Building) Series 2018A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.06%		07/07/23	2,500,000	2,500,000
See financial notes
17Schwab Municipal Money Funds | Semiannual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles Cnty Metro Transit Auth
Proposition C Sr Sales Tax Refunding RB Series 2013A		5.00%		07/01/23	250,000	250,000
Los Angeles Cnty Metropolitan Transportation Auth
1st Tier Sr Sales Tax RB Series 2017A		5.00%		07/01/23	630,000	630,000
1st Tier Sr Sales Tax RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,880,000	4,880,000
1st Tier Sr Sales Tax Refunding RB Series 2017B		5.00%		07/01/23	370,000	370,000
2nd Sub Sales Tax Revenue CP Notes Series ATE (LOC: BANK OF AMERICA NA)		2.97%		08/03/23	16,666,000	16,666,000
2nd Sub Sales Tax Revenue CP Notes Series ATE (LOC: BANK OF AMERICA NA)		3.05%		08/08/23	14,167,000	14,167,000
2nd Sub Sales Tax Revenue CP Notes Series ATE (LOC: BANK OF AMERICA NA)		2.95%		08/09/23	10,667,000	10,667,000
Sr Sales Tax RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,400,000	1,400,000
Sr Sales Tax Refunding RB Series 2022A		5.00%		07/01/23	250,000	250,000
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2021F (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.02%		07/07/23	3,970,000	3,970,000
Los Angeles Dept of Airports
Sr RB Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		07/03/23	2,700,000	2,700,000
Sr RB Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.75%		07/03/23	4,000,000	4,000,000
Sr RB Series 2022G (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.05%		07/07/23	4,975,000	4,975,000
Sr RB Series 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.06%		07/07/23	2,250,000	2,250,000
Sr RB Series 2022G (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.06%		07/07/23	2,800,000	2,800,000
Sr RB Series 2022G (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.07%		07/07/23	1,500,000	1,500,000
Sr RB Series 2022H (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		07/03/23	2,000,000	2,000,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.07%		07/07/23	4,000,000	4,000,000
Sub RB Series 2017A & 2018D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.06%		07/07/23	11,000,000	11,000,000
Sub RB Series 2017A, 2018A, 2018C, 2019F (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.02%		07/07/23	7,715,000	7,715,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.05%		07/07/23	5,590,000	5,590,000
Sub RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.06%		07/07/23	1,670,000	1,670,000
Sub RB Series 2018C&D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.06%		07/07/23	12,480,000	12,480,000
Sub RB Series 2018D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.06%		07/07/23	5,510,000	5,510,000
Sub RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.82%		07/03/23	1,845,000	1,845,000
Sub RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.06%		07/07/23	5,780,000	5,780,000
Sub RB Series 2021D & Sr RB Series 2022G (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.07%		07/07/23	6,675,000	6,675,000
Sub RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.06%		07/07/23	1,940,000	1,940,000
Sub RB Series 2022B (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	1,600,000	1,600,000
Sub Refunding RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.06%		07/07/23	2,705,000	2,705,000
Sub Refunding RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.09%		07/07/23	5,600,000	5,600,000
Sub Revenue CP Series A1 (LOC: PNC BANK NA)		3.10%		09/01/23	9,361,000	9,361,000
Sub Revenue CP Series A1 (LOC: PNC BANK NA)		3.20%		09/18/23	10,704,000	10,704,000
Sub Revenue CP Series A2 (LOC: BARCLAYS BANK PLC)		3.30%		07/07/23	8,000,000	8,000,000
Sub Revenue CP Series A3 (LOC: BANK OF AMERICA NA)		3.15%		07/06/23	23,234,000	23,234,000
Sub Revenue CP Series B1 (LOC: PNC BANK NA)		2.63%		07/13/23	74,217,000	74,217,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report18

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sub Revenue CP Series B2 (LOC: BARCLAYS BANK PLC)		3.85%		08/07/23	42,000,000	42,000,000
Sub Revenue CP Series B3 (LOC: BANK OF AMERICA NA)		3.20%		07/06/23	19,305,000	19,305,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B3 (LIQ: BARCLAYS BANK PLC)	(a)	2.60%		07/03/23	30,800,000	30,800,000
Power System RB Series 2001B6 (LIQ: BARCLAYS BANK PLC)	(a)	2.85%		07/03/23	20,800,000	20,800,000
Power System RB Series 2002A (LIQ: BANK OF AMERICA NA)	(a)	3.30%		07/03/23	9,400,000	9,400,000
Power System RB Series 2002A5 (LIQ: BANK OF AMERICA NA)	(a)	2.65%		07/03/23	30,340,000	30,340,000
Power System RB Series 2002A6 (LIQ: BANK OF AMERICA NA)	(a)	2.70%		07/03/23	28,225,000	28,225,000
Power System RB Series 2002A7 (LIQ: BANK OF AMERICA NA)	(a)	2.65%		07/03/23	38,650,000	38,650,000
Power System RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,335,000	1,335,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	600,000	600,000
Power System RB Series 2017A (LIQ: UBS AG)	(b)(c)(d)	4.03%		07/07/23	8,675,000	8,675,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,800,000	4,800,000
Power System RB Series 2018C		5.00%		07/01/23	2,000,000	2,000,000
Power System RB Series 2019B		5.00%		07/01/23	685,000	685,000
Power System RB Series 2021A1 (LIQ: ROYAL BANK OF CANADA)	(a)	2.60%		07/03/23	95,515,000	95,515,000
Power System RB Series 2021A2 (LIQ: ROYAL BANK OF CANADA)	(a)	3.00%		07/03/23	49,900,000	49,900,000
Power System RB Series 2021A3 (LIQ: ROYAL BANK OF CANADA)	(a)	2.67%		07/03/23	64,850,000	64,850,000
Power System RB Series 2021C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,500,000	3,500,000
Power System RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	5,885,000	5,885,000
Power System RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,830,000	1,830,000
Power System RB Series 2022E		5.00%		07/01/23	4,255,000	4,255,000
Power System RB Series 2023C1 (LIQ: TD BANK NA)	(a)	3.00%		07/03/23	57,590,000	57,590,000
Power System RB Series 2023C2 (LIQ: TD BANK NA)	(a)	2.80%		07/03/23	40,800,000	40,800,000
Water System RB Series 2001B2 (LIQ: UBS AG)	(a)	2.35%		07/03/23	47,800,000	47,800,000
Water System RB Series 2001B3 (LIQ: UBS AG)	(a)	3.05%		07/07/23	18,950,000	18,950,000
Water System RB Series 2001B4 (LIQ: BARCLAYS BANK PLC)	(a)	3.00%		07/03/23	40,100,000	40,100,000
Water System RB Series 2016A		5.00%		07/01/23	305,000	305,000
Water System RB Series 2020A		5.00%		07/01/23	365,000	365,000
Water System RB Series 2021A1 (LIQ: TD BANK NA)	(a)	2.80%		07/03/23	37,625,000	37,625,000
Water System RB Series 2021A2 (LIQ: TD BANK NA)	(a)	2.80%		07/03/23	76,110,000	76,110,000
Water System RB Series 2022B		5.00%		07/01/23	1,450,000	1,450,000
Water System RB Series 2022B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.03%		07/07/23	6,250,000	6,250,000
Los Angeles Harbor Dept
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,750,000	3,750,000
Los Angeles IDA
RB (AAA Packing & Shipping) Series 2000 (LOC: CITY NATIONAL BANK)	(a)	4.03%		07/07/23	1,325,000	1,325,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		3.00%		08/09/23	5,250,000	5,250,000
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		3.08%		08/09/23	6,400,000	6,400,000
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		2.90%		08/22/23	6,415,000	6,415,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		2.85%		07/19/23	20,000,000	20,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		2.87%		07/19/23	16,200,000	16,200,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		3.50%		07/27/23	13,600,000	13,600,000
See financial notes
19Schwab Municipal Money Funds | Semiannual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.87%		07/19/23	20,000,000	20,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.45%		07/27/23	13,500,000	13,500,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.00%		08/08/23	12,230,000	12,230,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.00%		08/09/23	20,170,000	20,170,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.00%		08/10/23	6,000,000	6,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.90%		08/22/23	17,600,000	17,600,000
Los Angeles USD
GO Bonds Series 2018B1		5.00%		07/01/23	5,680,000	5,680,000
GO Bonds Series 2018B1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.83%		07/07/23	3,000,000	3,000,000
GO Bonds Series 2020RYQ		5.00%		07/01/23	270,000	270,000
GO Bonds Series 2020RYQ (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	19,570,000	19,570,000
GO Bonds Series 2021RYRR		5.00%		07/01/23	605,000	605,000
GO Bonds Series 2022QRR (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.01%		07/07/23	4,925,000	4,925,000
GO Refunding Bonds Series 2015A		5.00%		07/01/23	4,705,000	4,705,000
GO Refunding Bonds Series 2017A		5.00%		07/01/23	2,425,000	2,425,000
GO Refunding Bonds Series 2019A		5.00%		07/01/23	1,120,000	1,120,000
Marin Healthcare District
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,495,000	2,495,000
GO Bonds Series 2017A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	10,000,000	10,000,000
Mt. San Antonio CCD
GO Bonds Series 2021C		4.00%		08/01/23	3,350,000	3,351,943
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	4.05%		07/07/23	13,000,000	13,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	4.04%		07/07/23	25,000,000	25,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	4.10%		07/07/23	57,800,000	57,800,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	4.08%		07/07/23	11,000,000	11,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	4.10%		07/07/23	23,500,000	23,500,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	4.08%		07/07/23	55,000,000	55,000,000
Oakland USD
GO Bonds Series 2021A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	1,865,000	1,865,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.90%		07/03/23	7,500,000	7,500,000
Pasadena
Refunding COP Series 2008A (LOC: BANK OF AMERICA NA)	(a)	3.26%		07/07/23	27,900,000	27,900,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report20

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		3.13%		09/12/23	25,193,000	25,193,000
CP Series A (LOC: BANK OF AMERICA NA)		3.13%		09/12/23	7,342,000	7,342,000
Riverside
Electric Refunding RB Series 2011A (LOC: BANK OF AMERICA NA)	(a)	3.35%		07/07/23	8,740,000	8,740,000
Water Refunding RB Series 2011A (LOC: PNC BANK NA)	(a)	2.65%		07/03/23	18,050,000	18,050,000
Riverside Cnty
TRAN 2023	(e)	5.00%		06/28/24	24,000,000	24,389,520
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,750,000	4,750,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.16%	07/06/23	10/02/23	1,210,000	1,210,000
Sacramento Cnty Housing Auth
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.11%		07/07/23	46,090,000	46,090,000
Sacramento Housing Auth
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		07/07/23	10,050,000	10,050,000
Sacramento Municipal Utility District
Electric RB Series 2020H (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	2,665,000	2,665,000
Electric RB Series 2020H (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	2,700,000	2,700,000
Electric Refunding RB Series 2018F		5.00%		08/15/23	6,290,000	6,303,468
Sub Electric Refunding RB Series 2023C (LIQ: TD BANK NA)	(a)	3.00%		07/03/23	115,020,000	115,020,000
Sacramento Transportation Auth
Limited Sales Tax Refunding RB Series 2014A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.10%		07/07/23	19,750,000	19,750,000
Sales Tax Refunding RB Series 2015A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.55%		07/07/23	49,920,000	49,920,000
Sacramento Water Revenue
Water RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	3,800,000	3,800,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	(b)(c)(d)	4.03%	07/06/23	07/07/23	8,300,000	8,300,000
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2019B (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.07%		07/07/23	4,025,000	4,025,000
Sub Airport RB Series 2021B (LOC: BANK OF AMERICA NA)	(b)(c)(d)	4.11%		07/07/23	5,000,000	5,000,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.85%		07/07/23	78,840,000	78,840,000
Sales Tax RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.47%		07/07/23	56,665,000	56,665,000
Sales Tax RB Series 2008C (LIQ: BANK OF AMERICA NA)	(a)	3.20%		07/07/23	31,535,000	31,535,000
Sales Tax RB Series 2008D (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		07/07/23	10,515,000	10,515,000
Sales Tax RB Series 2016A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.77%		07/03/23	3,260,000	3,260,000
Sub Sales Tax Revenue CP Series B (LOC: BANK OF AMERICA NA)		3.10%		09/01/23	42,613,000	42,613,000
San Diego Cnty Water Auth
CP Series 10 (LIQ: BANK OF THE WEST)		3.15%		07/13/23	5,100,000	5,100,000
CP Series 10 (LIQ: BANK OF THE WEST)		2.99%		08/03/23	11,000,000	11,000,000
CP Series 10 (LIQ: BANK OF THE WEST)		3.20%		08/07/23	29,100,000	29,100,000
See financial notes
21Schwab Municipal Money Funds | Semiannual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CP Series 10 (LIQ: BANK OF THE WEST)		3.05%		09/05/23	29,300,000	29,300,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.00%		07/06/23	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.05%		07/13/23	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.00%		08/03/23	10,885,000	10,885,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.28%		09/19/23	25,000,000	25,000,000
San Diego Housing Auth
M/F Housing RB (Courthouse Commons) Series 2020F (LOC: MIZUHO BANK LTD)	(a)	3.50%		07/07/23	21,750,000	21,750,000
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: BANK OF AMERICA NA)	(a)(b)	3.50%		07/07/23	23,000,000	23,000,000
San Diego Public Facilities Financing Auth
Sub Water RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	8,455,000	8,455,000
San Diego USD
GO Bonds Series 2017 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	8,000,000	8,000,000
GO Bonds Series 2017 & 2019 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	16,000,000	16,000,000
Go Bonds Series 2021E2		5.00%		07/01/23	3,150,000	3,150,000
GO Bonds Series 2022F2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,000,000	2,000,000
San Francisco
COP (49 S. Van Ness) Series 2019A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,135,000	3,135,000
Lease Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		3.20%		08/03/23	18,660,000	18,660,000
San Francisco Airport Commission
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.06%		07/07/23	17,000,000	17,000,000
RB 2nd Series 2018B (LOC: BARCLAYS BANK PLC)	(a)	2.75%		07/07/23	26,600,000	26,600,000
RB 2nd Series 2018C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.80%		07/07/23	21,210,000	21,210,000
RB 2nd Series 2018D (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.07%		07/07/23	7,760,000	7,760,000
RB 2nd Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.08%		07/07/23	18,755,000	18,755,000
RB 2nd Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.82%		07/03/23	9,500,000	9,500,000
RB 2nd Series 2019A & 2019E & 2022A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.06%		07/07/23	35,320,000	35,320,000
RB 2nd Series 2019A&E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.08%		07/07/23	11,350,000	11,350,000
RB 2nd Series 2019A, 2019E, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.08%		07/07/23	70,085,000	70,085,000
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.08%		07/07/23	43,395,000	43,395,000
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.08%		07/07/23	10,400,000	10,400,000
Refunding RB 2nd Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.23%		07/07/23	11,715,000	11,715,000
Sub CP Notes A-2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.10%		09/06/23	49,600,000	49,600,000
Sub CP Notes A5 (LOC: BARCLAYS BANK PLC)		3.17%		09/06/23	4,200,000	4,200,000
Sub CP Notes A6 (LOC: BANK OF AMERICA NA)		3.12%		09/06/23	50,000,000	50,000,000
Sub CP Series A1 (LOC: STATE STREET BANK AND TRUST COMPANY)		3.10%		09/13/23	75,000,000	75,000,000
Sub CP Series A3 (LOC: BARCLAYS BANK PLC)		3.23%		09/06/23	70,025,000	70,025,000
Sub CP Series A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.15%		09/13/23	65,000,000	65,000,000
Sub CP Series B3 (LOC: BARCLAYS BANK PLC)		3.18%		09/06/23	13,500,000	13,500,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2020C1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.03%		07/07/23	2,795,000	2,795,000
GO Bonds Series 2020C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		07/03/23	4,530,000	4,530,000
GO Bonds Series 2022D1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	12,000,000	12,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report22

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022D1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		07/03/23	2,475,000	2,475,000
GO Bonds Series 2022D1 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	1,875,000	1,875,000
GO Bonds Series 2022D1 & 2019B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,155,000	2,155,000
San Francisco Finance Corp
Lease Refunding RB Series 20081 (LOC: TD BANK NA)	(a)	2.20%		07/07/23	12,700,000	12,700,000
Lease Refunding RB Series 20082 (LOC: TD BANK NA)	(a)	2.20%		07/07/23	22,150,000	22,150,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)	(a)	3.59%		07/07/23	2,070,000	2,070,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		2.80%		07/10/23	27,092,000	27,092,000
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		3.05%		09/07/23	19,312,000	19,312,000
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.90%		07/14/23	26,589,000	26,589,000
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.98%		07/14/23	20,000,000	20,000,000
Wastewater RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,570,000	4,570,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.90%		07/14/23	72,176,000	72,176,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.98%		07/14/23	40,000,000	40,000,000
Water CP Series A3 (LOC: BARCLAYS BANK PLC)		3.15%		07/14/23	25,000,000	25,000,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.50%		07/07/23	100,000,000	100,000,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.90%		07/07/23	20,600,000	20,600,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.08%		07/07/23	695,000	695,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.90%		07/07/23	25,900,000	25,900,000
Sub Airport CP Notes Series A (LOC: BANK OF AMERICA NA)		3.10%		09/01/23	5,000,000	5,000,000
San Marcos USD
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	6,665,000	6,665,000
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	2.70%		07/07/23	3,740,000	3,740,000
Lease RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	9,045,000	9,045,000
Lease RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	13,555,000	13,555,000
San Mateo Cnty Transportation Auth
Sub Sales Tax RB Series 2020A (LOC: BANK OF AMERICA NA)	(a)	3.23%		07/07/23	32,170,000	32,170,000
Sub Sales Tax RB Series 2020B (LOC: BANK OF AMERICA NA)	(a)	2.10%		07/03/23	36,390,000	36,390,000
San Rafael Redevelopment Agency
MF Hsg RB (San Rafael Commons Apts) Ser 2001A (LOC: CITIBANK NA)	(a)	2.94%		07/07/23	1,570,000	1,570,000
Santa Clara Cnty Housing Auth
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	(a)	2.95%		07/07/23	3,356,000	3,356,000
See financial notes
23Schwab Municipal Money Funds | Semiannual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008A (LIQ: TORONTO-DOMINION BANK/THE)	(a)	2.47%		07/07/23	17,935,000	17,935,000
Sales Tax Refunding RB Series 2008C (LIQ: TORONTO-DOMINION BANK/THE)	(a)	2.10%		07/03/23	43,675,000	43,675,000
Sales Tax Refunding RB Series 2008D (LIQ: TORONTO-DOMINION BANK/THE)	(a)	2.40%		07/03/23	53,975,000	53,975,000
Santa Cruz Cnty Successor Redevelopment Agency
M/F Housing RB (Shaffer Road Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.07%		07/07/23	21,425,000	21,425,000
Southern California Metropolitan Water District
Sub Water RB Series 2017C (SIFMA Municipal Swap Index + 0.14%)	(c)	4.15%	07/06/23	05/21/24	5,500,000	5,494,511
Sub Water Refunding RB Series 2017D (SIFMA Municipal Swap Index + 0.14%)	(c)	4.15%	07/06/23	05/21/24	4,700,000	4,695,316
Sub Water Refunding RB Series 2017E (SIFMA Municipal Swap Index + 0.14%)	(c)	4.15%	07/06/23	05/21/24	5,500,000	5,494,518
Water RB Series 2017A (LIQ: PNC BANK NA)	(a)	2.65%		07/03/23	23,725,000	23,725,000
Water Refunding RB Series 2016B2 (LIQ: TD BANK NA)	(a)	2.80%		07/03/23	15,110,000	15,110,000
Water Refunding RB Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	6,655,000	6,655,000
Southern California Public Power Auth
Refunding RB (Canyon Power) Series 2022B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.47%		07/07/23	48,045,000	48,045,000
Sweetwater UHSD
GO Refunding Bonds (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	5,190,000	5,190,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	8,145,000	8,145,000
Univ of California
CP Notes Series 2009A		2.90%		07/05/23	4,945,000	4,945,000
CP Notes Series 2009A		2.92%		07/05/23	10,000,000	10,000,000
CP Notes Series 2009A		3.00%		07/05/23	20,000,000	20,000,000
CP Notes Series 2009A		2.95%		07/06/23	45,000,000	45,000,000
CP Notes Series 2009A		3.00%		07/06/23	6,500,000	6,500,000
CP Notes Series 2009A		2.60%		07/12/23	38,110,000	38,110,000
CP Notes Series 2009A		3.05%		07/12/23	15,000,000	15,000,000
CP Notes Series 2009A		2.83%		07/13/23	7,350,000	7,350,000
CP Notes Series 2009A		3.13%		07/13/23	30,000,000	30,000,000
CP Notes Series 2009A		3.13%		08/02/23	15,000,000	15,000,000
CP Notes Series 2009A		2.95%		08/03/23	34,500,000	34,500,000
CP Notes Series 2009A		3.00%		08/03/23	11,000,000	11,000,000
CP Notes Series 2009A		3.00%		08/09/23	7,250,000	7,250,000
CP Notes Series 2009A		3.10%		09/05/23	5,300,000	5,300,000
General RB Series 2018AZ (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.03%		07/07/23	2,000,000	2,000,000
General RB Series 2018AZ (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,000,000	2,000,000
General RB Series 2023BN (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.01%		07/07/23	5,690,000	5,690,000
Limited Project RB Series 2017M (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.01%		07/03/23	9,610,000	9,610,000
Limited Project RB Series 2018O (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	2,500,000	2,500,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report24

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Limited Project RB Series 2021Q (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	1,000,000	1,000,000
Limited Project RB Series 2021Q (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	1,280,000	1,280,000
Limited Project RB Series 2022S (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,840,000	2,840,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.03%		07/07/23	1,875,000	1,875,000
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.03%		07/07/23	2,685,000	2,685,000
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	59,245,000	59,245,000
Medical Center Pooled RB Series 2022P (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,250,000	2,250,000
Medical Center Pooled RB Series 2022P (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	1,665,000	1,665,000
Medical Center Pooled RB Series 2022P (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	22,050,000	22,050,000
Ventura USD
GO Bonds Series A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	3,500,000	3,500,000
Washington Township Health Care District
GO Bonds Series 2015B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	1,900,000	1,900,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	(a)	4.00%		07/07/23	3,365,000	3,365,000
						9,209,305,778
COLORADO 0.2%
Colorado Health Facilities Auth
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	20,595,000	20,595,000
FLORIDA 0.1%
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2020B (LOC: TD BANK NA)	(a)	3.60%		07/03/23	3,100,000	3,100,000
Miami-Dade Cnty
GO Bonds Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	2,695,000	2,695,000
						5,795,000
GEORGIA 0.2%
Paulding Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.83%		07/03/23	14,975,000	14,975,000
ILLINOIS 0.5%
Illinois Finance Auth
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		07/07/23	44,600,000	44,600,000
Variable Rate Demand RB (Univ of Chicago Medical Center) Series 2009D1 (LOC: TD BANK NA)	(a)	3.60%		07/03/23	2,200,000	2,200,000
Variable Rate Demand RB (Univ of Chicago Medical Center) Series 2009D2 (LOC: TD BANK NA)	(a)	3.60%		07/03/23	1,520,000	1,520,000
						48,320,000
See financial notes
25Schwab Municipal Money Funds | Semiannual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
INDIANA 0.1%
Indiana Finance Auth
Environmental Refunding RB (Duke Energy) Series 2009A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.85%		07/03/23	1,500,000	1,500,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2020C-3 (LIQ: TD BANK NA)	(a)	3.60%		07/03/23	6,340,000	6,340,000
						7,840,000
KENTUCKY 0.2%
Louisville & Jefferson Cnty Metro Government
RB (Norton Healthcare) Series 2011B (LOC: PNC BANK NA)	(a)	3.55%		07/03/23	7,100,000	7,100,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.81%		07/03/23	10,910,000	10,910,000
						18,010,000
MARYLAND 0.1%
Montgomery Cnty Housing Opportunities Commission
M/F Housing RB Series 2023A (LOC: TD BANK NA)	(a)	3.60%		07/03/23	1,900,000	1,900,000
Washington Suburban Sanitary District
GO BAN Series A (LIQ: TD BANK NA)	(a)	3.75%		07/03/23	11,700,000	11,700,000
						13,600,000
MASSACHUSETTS 0.3%
Massachusetts Health & Educational Facilities Auth
RB (Baystate Medical Center) Series 2009J2 (LOC: TD BANK NA)	(a)(b)	3.45%		07/03/23	8,575,000	8,575,000
RB (Partners HealthCare) Series P1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.95%		07/07/23	24,300,000	24,300,000
						32,875,000
MICHIGAN 0.0%
Grand Traverse Hospital Finance Auth
Refunding RB (Munson Healthcare) Series 2019C (LOC: PNC BANK NA)	(a)	3.75%		07/03/23	1,500,000	1,500,000
MISSISSIPPI 0.7%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	(a)	3.80%		07/03/23	9,550,000	9,550,000
IDRB (Chevron) Series 2007B	(a)	3.65%		07/03/23	3,870,000	3,870,000
IDRB (Chevron) Series 2007C	(a)	3.65%		07/03/23	20,000,000	20,000,000
IDRB (Chevron) Series 2007E	(a)	3.65%		07/03/23	6,085,000	6,085,000
IDRB (Chevron) Series 2010H	(a)	3.80%		07/03/23	20,570,000	20,570,000
IDRB (Chevron) Series 2011A	(a)	3.80%		07/03/23	6,305,000	6,305,000
IDRB (Chevron) Series 2011B	(a)	3.80%		07/03/23	8,650,000	8,650,000
						75,030,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report26

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NEW JERSEY 0.1%
New Jersey Health Care Facilities Financing Auth
RB (Virtua Health) Series 2009B (LOC: JPMORGAN CHASE BANK NA)	(a)	2.80%		07/03/23	1,675,000	1,675,000
RB (Virtua Health) Series 2009E (LOC: TD BANK NA)	(a)	2.85%		07/07/23	5,350,000	5,350,000
						7,025,000
NEW YORK 4.7%
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	3.55%		07/03/23	1,050,000	1,050,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(a)	3.55%		07/03/23	17,860,000	17,860,000
Transportation RB Series 2005D2 (LOC: BANK OF MONTREAL)	(a)	3.80%		07/03/23	6,010,000	6,010,000
Transportation Refunding RB Series 2012G4 (LOC: BANK OF MONTREAL)	(a)	3.80%		07/03/23	2,800,000	2,800,000
New York City
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	(a)	3.62%		07/03/23	14,425,000	14,425,000
GO Bonds Fiscal 2014 Series D4 (LOC: TD BANK NA)	(a)	3.55%		07/03/23	21,075,000	21,075,000
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		07/03/23	11,730,000	11,730,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		07/03/23	21,270,000	21,270,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		07/03/23	7,000,000	7,000,000
New York City Housing Development Corp
M/F Housing RB Series 2018L2 (LIQ: TD BANK NA)	(a)	3.95%		07/07/23	14,805,000	14,805,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.73%		07/07/23	92,205,000	92,205,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	(a)	3.55%		07/03/23	14,860,000	14,860,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(a)	3.55%		07/03/23	11,255,000	11,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.85%		07/03/23	30,775,000	30,775,000
Water & Sewer System RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.80%		07/03/23	12,000,000	12,000,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	(a)	3.55%		07/03/23	1,425,000	1,425,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	3.75%		07/03/23	500,000	500,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.80%		07/03/23	5,000,000	5,000,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	(a)	3.90%		07/03/23	10,600,000	10,600,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		07/03/23	7,820,000	7,820,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		07/03/23	13,650,000	13,650,000
See financial notes
27Schwab Municipal Money Funds | Semiannual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		07/03/23	75,025,000	75,025,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A3 (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	3.70%		07/03/23	12,890,000	12,890,000
New York State HFA
Housing RB (39th Street Associates) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.73%		07/07/23	38,400,000	38,400,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.73%		07/07/23	22,700,000	22,700,000
						467,130,000
NORTH CAROLINA 0.1%
Charlotte-Mecklenberg Hospital Auth
Health Care Refunding RB (Atrium Health) Series 2021E (LOC: ROYAL BANK OF CANADA)	(a)	3.75%		07/03/23	8,130,000	8,130,000
OHIO 0.5%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2018C	(a)	3.95%		07/07/23	30,175,000	30,175,000
Ohio
Hospital RB (University Hospitals Health System) Series 2018A (LOC: PNC BANK NA)	(a)	3.75%		07/03/23	3,580,000	3,580,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2013B2 (LIQ: TD BANK NA)	(a)	3.55%		07/03/23	12,205,000	12,205,000
						45,960,000
PENNSYLVANIA 0.2%
Pennsylvania Economic Development Financing Auth
RB (UPMC) Series 2023D1 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	19,305,000	19,305,000
RB (UPMC) Series 2023D2 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	5,000,000	5,000,000
						24,305,000
TENNESSEE 0.1%
Sevier Cnty Public Building Auth
Public Improvement Bonds (Bedford Cnty) Series VIIQ1 (LOC: TRUIST BANK)	(a)	3.75%		07/03/23	10,000,000	10,000,000
TEXAS 1.5%
Gulf Coast IDA
RB (ExxonMobil) Series 2012	(a)	3.65%		07/03/23	35,720,000	35,720,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2000	(a)	3.70%		07/03/23	11,050,000	11,050,000
RB (ExxonMobil) Series 2001B	(a)	3.70%		07/03/23	7,300,000	7,300,000
RB (ExxonMobil) Series 2002	(a)	3.67%		07/03/23	6,805,000	6,805,000
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A	(a)	3.65%		07/03/23	7,200,000	7,200,000
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B2	(a)	3.70%		07/03/23	10,310,000	10,310,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Methodist Hospitals) Series 2008A (LOC: TD BANK NA)	(a)	3.60%		07/03/23	4,200,000	4,200,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report28

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Univ of Texas
Financing System RB Series 2008B	(a)	4.10%		07/07/23	43,270,000	43,270,000
Revenue Financing System Bonds Series 2008B	(a)	3.90%		07/07/23	4,860,000	4,860,000
Revenue Financing System Refunding Bonds Series 2007B	(a)	3.77%		07/07/23	21,910,000	21,910,000
						152,625,000
VIRGINIA 0.0%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Martha Jefferson) Series 2018B (LIQ: TD BANK NA)	(a)	3.60%		07/03/23	610,000	610,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	2,750,000	2,750,000
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: TRUIST BANK)	(a)	3.70%		07/03/23	1,235,000	1,235,000
						4,595,000
WASHINGTON 0.1%
Seattle
LT GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.44%		07/03/23	12,130,000	12,130,000
WISCONSIN 0.1%
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023C (LOC: TD BANK NA)	(a)	3.61%		07/03/23	8,010,000	8,010,000
Total Municipal Securities (Cost $10,212,080,778)						10,212,080,778
Total Investments in Securities (Cost $10,212,080,778)						10,212,080,778

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread are shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,539,107,500 or 15.3% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread are shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

See financial notes
29Schwab Municipal Money Funds | Semiannual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Municipal Money Funds | Semiannual Report30

Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$10,212,080,778
Cash		43,351,802
Receivables:
Fund shares sold		51,111,338
Interest		34,277,687
Prepaid expenses	+	106,397
Total assets		10,340,928,002

Liabilities
Payables:
Investments bought - delayed-delivery		195,257,040
Investments bought		68,885,268
Fund shares redeemed		32,186,143
Distributions to shareholders		13,559,328
Investment adviser and administrator fees		1,568,438
Shareholder service fees		46,756
Accrued expenses	+	17,087
Total liabilities		311,520,060
Net assets		$10,029,407,942

Net Assets by Source
Capital received from investors		$10,028,746,067
Total distributable earnings	+	661,875
Net assets		$10,029,407,942

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,991,570,654		2,990,851,993		$1.00
Ultra Shares	$7,037,837,288		7,036,191,273		$1.00

See financial notes
31Schwab Municipal Money Funds | Semiannual Report

Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$130,615,989

Expenses
Investment adviser and administrator fees		8,650,065
Shareholder service fees:
Investor Shares		2,100,368
Registration fees		192,502
Portfolio accounting fees		80,049
Custodian fees		50,100
Professional fees		28,229
Independent trustees’ fees		22,035
Shareholder reports		6,885
Transfer agent fees		650
Other expenses	+	29,377
Total expenses		11,160,260
Expense reduction	–	403,978
Net expenses	–	10,756,282
Net investment income		119,859,707

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		661,876
Increase in net assets resulting from operations		$120,521,583
See financial notes
Schwab Municipal Money Funds | Semiannual Report32

Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$119,859,707	$59,355,208
Net realized gains	+	661,876	7,694
Increase in net assets from operations		$120,521,583	$59,362,902

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($35,367,526)	($20,212,511)
Ultra Shares	+	(84,492,182)	(39,148,424)
Total distributions		($119,859,708 )	($59,360,935 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		2,303,065,501	2,470,121,900
Ultra Shares	+	5,805,728,212	8,449,940,707
Total shares sold		8,108,793,713	10,920,062,607
Shares Reinvested
Investor Shares		23,632,441	15,263,669
Ultra Shares	+	59,608,203	31,087,508
Total shares reinvested		83,240,644	46,351,177
Shares Redeemed
Investor Shares		(1,938,848,411)	(2,104,896,110)
Ultra Shares	+	(4,284,115,756)	(3,803,930,737)
Total shares redeemed		(6,222,964,167)	(5,908,826,847)
Net transactions in fund shares		1,969,070,190	5,057,586,937

NET ASSETS
Beginning of period		$8,059,675,877	$3,002,086,973
Total increase	+	1,969,732,065	5,057,588,904
End of period		$10,029,407,942	$8,059,675,877

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
33Schwab Municipal Money Funds | Semiannual Report

Schwab New York Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.01	0.00 [2]	0.00 [2]	0.01	0.01
Net realized and unrealized gains (losses)	0.00 [2]	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	0.01	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)[3]
Distributions from net realized gains	—	—	(0.00)[2]	(0.00)[2]	—	—
Total distributions	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.38%[4]	0.92%	0.06%	0.34%	1.18%	1.16%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[5]	0.31%[6,7]	0.12%[7]	0.30%[7,8]	0.35%	0.35%
Gross operating expenses	0.36%[5]	0.37%[6]	0.38%	0.49%	0.51%	0.52%
Net investment income (loss)	2.77%[5]	1.05%	0.01%	0.43%	1.16%	1.16%
Net assets, end of period (x 1,000,000)	$879	$702	$470	$668	$1,466	$1,126

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Amounts include special distributions. For the period ended December 31, 2018, the effect on the distributions from net investment income was less than $0.005, and the effect on total return was 0.04%.

[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
Schwab Municipal Money Funds | Semiannual Report34

Schwab New York Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00)[3]	0.00 [3]	0.00 [3]
Total from investment operations	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	—	(0.00)[3]	(0.00)[3]
Total distributions	(0.01)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	1.46%[4]	1.05%	0.06%	0.02%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[5]	0.19%[6,7]	0.12%[7]	0.19%[5]
Gross operating expenses	0.21%[5]	0.22%[6]	0.23%	0.22%[5]
Net investment income (loss)	2.90%[5]	1.60%	0.01%	0.03%[5]
Net assets, end of period (x 1,000,000)	$1,297	$1,058	$98	$119

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
35Schwab Municipal Money Funds | Semiannual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.5% OF NET ASSETS
NEW YORK 99.5%
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	3.90%		07/07/23	5,830,000	5,830,000
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	3.95%		07/07/23	23,225,000	23,225,000
Jr RB Series 2019E (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	5,590,000	5,590,000
Bethlehem CSD
BAN 2023B	(e)	4.75%		07/12/24	2,310,000	2,336,681
Burnt Hills - Ballston Lake CSD
GO BAN Series 2023		4.50%		06/21/24	10,755,487	10,842,767
Cazenovia CSD
GO BAN 2023	(e)	4.75%		07/12/24	5,000,000	5,055,800
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.24%		07/07/23	8,205,000	8,205,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.24%		07/07/23	10,090,000	10,090,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.24%		07/07/23	10,640,000	10,640,000
Eastport South Manor CSD
BAN 2023		4.75%		05/24/24	20,000,000	20,262,229
Lancaster CSD
BAN 2023		5.00%		06/07/24	20,000,000	20,231,014
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.41%		07/07/23	9,800,000	9,800,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	(a)	4.08%		07/07/23	815,000	815,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	(a)	4.06%		07/07/23	2,510,000	2,510,000
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	3.55%		07/03/23	45,435,000	45,435,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(a)	3.55%		07/03/23	10,640,000	10,640,000
Transportation RB Series 2005D2 (LOC: BANK OF MONTREAL)	(a)	3.80%		07/03/23	13,890,000	13,890,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report36

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(a)	3.65%		07/03/23	21,300,000	21,300,000
Transportation Refunding RB Series 2012G4 (LOC: BANK OF MONTREAL)	(a)	3.80%		07/03/23	43,680,000	43,680,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.24%		07/07/23	7,100,000	7,100,000
Mount Kisco
BAN 2023A		4.50%		06/02/24	9,500,000	9,595,823
New York City
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	1,500,000	1,500,000
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.85%		07/03/23	1,420,000	1,420,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	1,900,000	1,900,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(a)	3.85%		07/03/23	11,305,000	11,305,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(a)	3.65%		07/03/23	15,050,000	15,050,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	(a)	3.75%		07/03/23	1,125,000	1,125,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	7,830,000	7,830,000
GO Bonds Fiscal 2017 Series A4 (LOC: CITIBANK NA)	(a)	4.14%		07/07/23	500,000	500,000
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		07/03/23	1,100,000	1,100,000
GO Bonds Fiscal 2017 Series A6 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.78%		07/03/23	480,000	480,000
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(a)	3.75%		07/03/23	9,700,000	9,700,000
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	4,375,000	4,375,000
GO Bonds Fiscal 2018 Series E4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.80%		07/03/23	1,750,000	1,750,000
GO Bonds Fiscal 2018 Series E-5 (LOC: TD BANK NA)	(a)	3.55%		07/03/23	975,000	975,000
GO Bonds Fiscal 2018 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	3,705,000	3,705,000
GO Bonds Fiscal 2018 Series F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,515,000	2,515,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		07/03/23	4,115,000	4,115,000
GO Bonds Fiscal 2020 Series D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	8,650,000	8,650,000
GO Bonds Fiscal 2021 Series F1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	1,875,000	1,875,000
GO Bonds Fiscal 2021 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	2,700,000	2,700,000
GO Bonds Fiscal 2022 Series A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	1,500,000	1,500,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	3,485,000	3,485,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		07/03/23	23,480,000	23,480,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.78%		07/03/23	18,100,000	18,100,000
GO Bonds Fiscal 2023 Series A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	13,500,000	13,500,000
GO Bonds Fiscal 2023 Series A3 (LIQ: BANK OF MONTREAL)	(a)	3.55%		07/03/23	1,570,000	1,570,000
GO Bonds Fiscal 2023 Series A4 (LIQ: TD BANK NA)	(a)	3.55%		07/03/23	1,000,000	1,000,000
GO Bonds Fiscal 2023 Series B1 (LIQ: CITIBANK NA)	(b)(c)(d)	4.04%		07/07/23	1,875,000	1,875,000
GO Bonds Fiscal 2023 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	900,000	900,000
GO Bonds Fiscal 2023 Series E1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	2,000,000	2,000,000
See financial notes
37Schwab Municipal Money Funds | Semiannual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York City Housing Development Corp
M/F Housing RB (90 West St) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		07/07/23	16,750,000	16,750,000
M/F Housing RB (Atlantic Court Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.73%		07/07/23	35,000,000	35,000,000
M/F Housing RB (Royal Charter Properties-East) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.70%		07/07/23	4,075,000	4,075,000
M/F Housing RB Series 2020I3 (LIQ: TD BANK NA)	(a)	3.95%		07/07/23	9,330,000	9,330,000
M/F Housing RB Series 2021F3 (LIQ: BARCLAYS BANK PLC)	(a)	4.00%		07/07/23	5,050,000	5,050,000
M/F Housing RB Series 2022C3 (LIQ: BARCLAYS BANK PLC)	(a)	4.00%		07/07/23	1,000,000	1,000,000
M/F Housing RB Series 2022F3 (LIQ: UBS AG)	(a)	4.00%		07/07/23	69,865,000	69,865,000
M/F Housing RB Series 2023A3 (LIQ: TD BANK NA)	(a)	3.95%		07/07/23	20,000,000	20,000,000
M/F Mortgage RB (East Clarke Place Associates) Series 2005A (LOC: JPMORGAN CHASE BANK NA)	(a)	4.05%		07/07/23	1,430,000	1,430,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	(a)	4.03%		07/07/23	5,160,000	5,160,000
M/F Mortgage RB (State Renaissance Court) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.02%		07/07/23	6,325,000	6,325,000
M/F Mortgage RB (West 26th Street) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.02%		07/07/23	17,525,000	17,525,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/07/23	5,800,000	5,800,000
M/F Rental Housing RB (Sierra Development) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.73%		07/07/23	18,100,000	18,100,000
M/F Rental Housing RB (The Foundry) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.73%		07/07/23	8,400,000	8,400,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.73%		07/07/23	17,310,000	17,310,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.50%		07/03/23	2,000,000	2,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(a)	3.65%		07/03/23	6,525,000	6,525,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series AA2 (LIQ: BARCLAYS BANK PLC)	(a)	4.00%		07/07/23	15,600,000	15,600,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	(a)	3.55%		07/03/23	1,760,000	1,760,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(a)	3.55%		07/03/23	7,680,000	7,680,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.85%		07/03/23	400,000	400,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(a)	3.75%		07/03/23	8,000,000	8,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.90%		07/03/23	6,500,000	6,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	2,665,000	2,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,165,000	3,165,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report38

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2022 & 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	8,000,000	8,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	2,000,000	2,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,875,000	1,875,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(a)	3.75%		07/03/23	10,610,000	10,610,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(a)	3.75%		07/03/23	20,550,000	20,550,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	2,030,000	2,030,000
Water & Sewer System RB Fiscal 2008 Series BB1 (LIQ: TD BANK NA)	(a)(b)	3.95%		07/07/23	3,030,000	3,030,000
Water & Sewer System RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.80%		07/03/23	9,135,000	9,135,000
Water & Sewer System RB Fiscal 2010 Series CC (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.55%		07/03/23	22,815,000	22,815,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	(a)	3.55%		07/03/23	1,925,000	1,925,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.80%		07/03/23	3,375,000	3,375,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.90%		07/03/23	6,500,000	6,500,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%	07/06/23	07/07/23	1,000,000	1,000,000
Water & Sewer System RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,020,000	4,020,000
Water & Sewer System RB Fiscal 2023 Series AA1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	2,800,000	2,800,000
Water & Sewer System RB Fiscal 2023 Series AA3 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	5,600,000	5,600,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2018 Series S1		5.00%		07/15/23	845,000	845,400
Building Aid RB Fiscal 2019 Series S3A		5.00%		07/15/23	510,000	510,242
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	6,450,000	6,450,000
Future Tax Secured Sub Bonds Fiscal 2007 Series A3		5.00%		08/01/23	350,000	350,426
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)	(a)	3.97%		07/07/23	1,000,000	1,000,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		07/03/23	7,150,000	7,150,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E4 (LIQ: BANK OF AMERICA NA)	(a)	3.65%		07/03/23	17,450,000	17,450,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		07/03/23	7,105,000	7,105,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,250,000	1,250,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		07/03/23	1,000,000	1,000,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		07/03/23	500,000	500,000
See financial notes
39Schwab Municipal Money Funds | Semiannual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2022 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series B1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	1,840,000	1,840,000
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	2,325,000	2,325,000
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.01%		07/07/23	900,000	900,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A2 (LIQ: UBS AG)	(a)	3.75%		07/03/23	16,395,000	16,395,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A3 (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	3.70%		07/03/23	12,200,000	12,200,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,970,000	1,970,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,400,000	2,400,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	9,300,000	9,300,000
Future Tax Secured Sub RB Fiscal 2014 Series B3 (LIQ: BARCLAYS BANK PLC)	(a)	3.75%		07/03/23	3,180,000	3,180,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.05%)	(c)	4.06%	07/06/23	01/12/24	15,740,000	15,740,000
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.05%)	(c)	4.06%	07/06/23	10/23/23	9,500,000	9,500,000
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	7,000,000	7,000,000
RB (Catholic Health System) Series 2019B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.24%		07/07/23	34,000,000	34,000,000
RB (Memorial Sloan-Kettering Cancer Center) Series 1998		5.50%		07/01/23	1,825,000	1,825,000
RB (Memorial Sloan-Kettering Cancer Center) Series 20221A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.12%)	(b)(c)(d)	4.13%	07/06/23	08/24/23	17,400,000	17,400,000
RB (Northwell Health) Series 2022A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	4.06%		07/07/23	2,665,000	2,665,000
RB (NYU Langone Hospitals) Series 2020A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	705,000	705,000
RB (Royal Charter Properties-East) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.70%		07/07/23	3,100,000	3,100,000
State Personal Income Tax RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	14,230,000	14,230,000
State Personal Income Tax RB Series 2018A, 2021E, 2022A, 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	5,775,000	5,775,000
State Personal Income Tax RB Series 2019D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	9,285,000	9,285,000
State Personal Income Tax RB Series 2020A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	9,265,000	9,265,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	2,000,000	2,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report40

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	1,725,000	1,725,000
State Personal Income Tax RB Series 2020A 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	490,000	490,000
State Personal Income Tax RB Series 2021A (LIQ: CITIBANK NA)	(b)(c)(d)	4.03%		07/07/23	2,000,000	2,000,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	8,870,000	8,870,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	8,000,000	8,000,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,035,000	2,035,000
State Personal Income Tax RB Series 2022A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.04%		07/07/23	5,625,000	5,625,000
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	6,970,000	6,970,000
State Sales Tax RB Series 2018E (LIQ: CITIBANK NA)	(b)(c)(d)	4.03%		07/07/23	9,570,000	9,570,000
State Sales Tax RB Series 2018E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,350,000	2,350,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: MIZUHO BANK LTD)	(a)	4.00%		07/07/23	5,000,000	5,000,000
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)	(a)	4.05%		07/07/23	48,100,000	48,100,000
New York State Environmental Facilities Corp
State Revolving Funds RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	2,670,000	2,670,000
State Revolving Funds RB Series 2022B (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	3,565,000	3,565,000
New York State HFA
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.00%		07/07/23	4,300,000	4,300,000
Housing RB (1500 Lexington Ave) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.00%		07/07/23	16,700,000	16,700,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	4.17%		07/07/23	32,975,000	32,975,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/07/23	63,595,000	63,595,000
Housing RB (316 11th Ave) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		07/07/23	22,525,000	22,525,000
Housing RB (360 W 43rd St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/07/23	11,100,000	11,100,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/07/23	14,200,000	14,200,000
Housing RB (39th Street Associates) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.73%		07/07/23	20,000,000	20,000,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.11%		07/07/23	57,175,000	57,175,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.17%		07/07/23	29,440,000	29,440,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	4.00%		07/07/23	2,000,000	2,000,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.17%		07/07/23	9,100,000	9,100,000
See financial notes
41Schwab Municipal Money Funds | Semiannual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/07/23	38,145,000	38,145,000
Housing RB (East 84th St) Series 1995A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.73%		07/07/23	43,200,000	43,200,000
Housing RB (Grace Towers) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.73%		07/07/23	7,090,000	7,090,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/07/23	11,700,000	11,700,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/07/23	32,900,000	32,900,000
Housing RB (W. 23rd St.) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.16%		07/07/23	13,000,000	13,000,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	(a)	4.21%		07/07/23	5,000,000	5,000,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	(a)	4.00%		07/07/23	4,400,000	4,400,000
Homeowner Mortgage RB Series 236 (LIQ: UBS AG)	(a)	4.05%		07/07/23	31,180,000	31,180,000
New York State Power Auth
CP Series 2		3.25%		08/02/23	9,000,000	9,000,000
CP Series 2		3.10%		08/09/23	18,367,000	18,367,000
CP Series 2		3.45%		09/07/23	4,050,000	4,050,000
CP Series 2		3.40%		09/12/23	8,300,000	8,300,000
CP Series 2		3.40%		10/04/23	8,684,000	8,684,000
RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	9,850,000	9,850,000
RB Series 2020A (LIQ: CITIBANK NA)	(b)(c)(d)	4.04%		07/07/23	1,500,000	1,500,000
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,000,000	1,000,000
RB Series 2020A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	8,000,000	8,000,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	790,000	790,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	8,545,000	8,545,000
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/03/23	21,225,000	21,225,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,750,000	3,750,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	5,500,000	5,500,000
State Personal Income Tax RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,750,000	3,750,000
State Personal Income Tax RB Series 2022C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	4,795,000	4,795,000
State Personal Income Tax RB Series 2022C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.06%		07/07/23	2,150,000	2,150,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report42

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3C (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.90%		07/07/23	8,700,000	8,700,000
State Personal Income Tax RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,750,000	3,750,000
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	3,390,000	3,390,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	7,190,000	7,190,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	8,000,000	8,000,000
State Sales Tax RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	1,825,000	1,825,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	4.06%		07/07/23	14,200,000	14,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	4.06%		07/07/23	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	4.05%		07/07/23	40,000,000	40,000,000
Onondaga Cnty IDA
IDRB (G.A. Braun Inc) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.40%		07/07/23	4,390,000	4,390,000
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.08%		07/07/23	1,700,000	1,700,000
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.12%		07/03/23	2,225,000	2,225,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.05%		07/07/23	2,000,000	2,000,000
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.83%		07/03/23	3,930,000	3,930,000
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.08%		07/07/23	1,745,000	1,745,000
Consolidated Bonds 219th Series		5.00%		07/15/23	375,000	375,170
Consolidated Bonds 221st & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.08%		07/07/23	5,040,000	5,040,000
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.08%		07/07/23	7,410,000	7,410,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.08%		07/07/23	1,310,000	1,310,000
Consolidated Bonds 221st Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.08%		07/07/23	6,795,000	6,795,000
Consolidated Bonds 223rd Series		5.00%		07/15/23	1,275,000	1,275,601
Consolidated Bonds 230th Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	895,000	895,000
Consolidated Bonds 231st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.08%		07/07/23	655,000	655,000
Consolidated Bonds 236th & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.08%		07/07/23	4,065,000	4,065,000
Consolidated Bonds 236th Series (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.07%		07/07/23	7,600,000	7,600,000
Consolidated Bonds 240th Series (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	1,600,000	1,600,000
Rondout Valley CSD
GO BAN Series 2023A		4.50%		06/27/24	10,000,000	10,101,705
Scotia-Glenville CSD
GO BAN 2023		4.75%		06/28/24	12,770,000	12,904,889
Sweet Home CSD
BAN Series 2023		4.75%		06/27/24	10,000,000	10,107,211
See financial notes
43Schwab Municipal Money Funds | Semiannual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tonawanda
BAN 2022A		4.00%		08/25/23	8,000,000	8,018,493
Triborough Bridge & Tunnel Auth
General RB Series 2005A (LOC: BARCLAYS BANK PLC)	(a)	4.00%		07/07/23	1,200,000	1,200,000
General RB Series 2017A & 2017C2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.15%		07/03/23	7,690,000	7,690,000
General RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,250,000	1,250,000
General RB Series 2018A & 2019C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	4,315,000	4,315,000
General RB Series 2019C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.04%		07/07/23	4,750,000	4,750,000
General RB Series 2020A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	3,860,000	3,860,000
General RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,655,000	3,655,000
General RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	1,665,000	1,665,000
General RB Series 2021A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,750,000	2,750,000
General RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.04%		07/07/23	5,065,000	5,065,000
General Refunding RB Series 2005B3 (LOC: BANK OF AMERICA NA)	(a)	3.65%		07/03/23	25,000,000	25,000,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	1,965,000	1,965,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	4.04%		07/07/23	3,000,000	3,000,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	4,555,000	4,555,000
Payroll Mobility Tax Sr. Lien Bonds Series 2021C1A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.05%		07/07/23	3,340,000	3,340,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.14%)	(b)(c)(d)	4.16%	07/06/23	08/10/23	22,425,000	22,425,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	2,670,000	2,670,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	12,725,000	12,725,000
Sales Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.04%		07/07/23	13,000,000	13,000,000
Sales Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	4.05%		07/07/23	2,210,000	2,210,000
Sales Tax RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.04%		07/07/23	23,290,000	23,290,000
Sales Tax RB Series 2023A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.12%)	(b)(c)(d)	4.13%	07/06/23	08/17/23	31,000,000	31,000,000
Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.04%		07/07/23	19,715,000	19,715,000
See financial notes
Schwab Municipal Money Funds | Semiannual Report44

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.41%		07/07/23	615,000	615,000
						2,165,069,451
Total Municipal Securities (Cost $2,165,069,451)						2,165,069,451
Total Investments in Securities (Cost $2,165,069,451)						2,165,069,451

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread are shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $655,915,000 or 30.1% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread are shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
VRDN —	Variable rate demand note

At June 30, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
45Schwab Municipal Money Funds | Semiannual Report

Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$2,165,069,451
Cash		14,391
Receivables:
Fund shares sold		19,851,927
Interest		9,849,757
Investments sold		1,100,482
Prepaid expenses	+	77,106
Total assets		2,195,963,114

Liabilities
Payables:
Investments bought - delayed-delivery		7,392,481
Fund shares redeemed		4,707,587
Investments bought		3,705,048
Distributions to shareholders		3,555,441
Investment adviser and administrator fees		315,040
Shareholder service fees		7,246
Accrued expenses	+	50,108
Total liabilities		19,732,951
Net assets		$2,176,230,163

Net Assets by Source
Capital received from investors		$2,176,262,103
Total distributable loss	+	(31,940)
Net assets		$2,176,230,163

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$879,085,517		878,906,364		$1.00
Ultra Shares	$1,297,144,646		1,296,900,347		$1.00

See financial notes
Schwab Municipal Money Funds | Semiannual Report46

Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$31,633,138

Expenses
Investment adviser and administrator fees		1,933,454
Shareholder service fees:
Investor Shares		614,232
Registration fees		81,296
Portfolio accounting fees		48,374
Custodian fees		27,101
Professional fees		18,502
Independent trustees’ fees		18,353
Shareholder reports		2,964
Transfer agent fees		649
Other expenses	+	14,025
Total expenses		2,758,950
Expense reduction	–	202,482
Net expenses	–	2,556,468
Net investment income		29,076,670

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		7,327
Increase in net assets resulting from operations		$29,083,997
See financial notes
47Schwab Municipal Money Funds | Semiannual Report

Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$29,076,670	$12,726,573
Net realized gains (losses)	+	7,327	(39,267)
Increase in net assets from operations		$29,083,997	$12,687,306

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($11,387,678)	($5,256,925)
Ultra Shares	+	(17,688,992)	(7,469,810)
Total distributions		($29,076,670 )	($12,726,735 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		866,760,203	680,580,405
Ultra Shares	+	1,876,942,522	1,793,692,043
Total shares sold		2,743,702,725	2,474,272,448
Shares Reinvested
Investor Shares		8,104,023	4,441,839
Ultra Shares	+	12,649,028	5,592,146
Total shares reinvested		20,753,051	10,033,985
Shares Redeemed
Investor Shares		(697,899,726)	(452,849,124)
Ultra Shares	+	(1,649,945,352)	(839,644,803)
Total shares redeemed		(2,347,845,078)	(1,292,493,927)
Net transactions in fund shares		416,610,698	1,191,812,506

NET ASSETS
Beginning of period		$1,759,612,138	$567,839,061
Total increase	+	416,618,025	1,191,773,077
End of period		$2,176,230,163	$1,759,612,138

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Funds | Semiannual Report48

Schwab Municipal Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund each offer two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
49Schwab Municipal Money Funds | Semiannual Report

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2023, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery and When-Issued Transactions: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
Schwab Municipal Money Funds | Semiannual Report50

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
On July 12, 2023, the SEC adopted rule and form amendments that govern money market funds under the 1940 Act. These rule amendments will be effective on October 2, 2023, and are intended to address problems experienced by certain money market funds in connection with the economic shock at the onset of the COVID-19 pandemic. Along with amendments related to liquidity thresholds, redemption fees and the removal of redemption gates, there are amendments that add reporting requirements for money market funds on Form N-CR and Form N-MFP. There are various compliance dates for the amendments with the compliance date for the new reporting requirements on Form N-CR and Form N-MFP set for June 11, 2024. At this time, management is evaluating the impact of the rule and form amendments on the Schwab Money Funds.
51Schwab Municipal Money Funds | Semiannual Report

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

 3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	79%	90%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	12%	19%
	(Bank of America NA)	(Federal National Mortgage Association)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Schwab Municipal Money Funds | Semiannual Report52

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Government Securities Risk. U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State Risk. Schwab New York Municipal Money Fund and Schwab California Municipal Money Fund invest primarily in securities issued by the state of New York and its municipalities and the state of California and its municipalities, respectively. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New York and California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the states of New York and California and/or their municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the
53Schwab Municipal Money Funds | Semiannual Report

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment advisor and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2023, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab California Municipal Money Fund	$171,773,514	$45,200,372	$0
Schwab New York Municipal Money Fund	11,146,406	84,036,962	0

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Financial Notes, unaudited (continued)

 7. Borrowing from Banks:
During the period, funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of June 30, 2023, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab California Municipal Money Fund	$10,212,080,778
Schwab New York Municipal Money Fund	2,165,069,451
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the funds had capital loss carryforwards as follows:

Schwab California Municipal Money Fund	$—
Schwab New York Municipal Money Fund	39,267
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023. The tax basis components of distributions paid during the fiscal year ended December 31, 2022 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab California Municipal Money Fund	$52,643,749	$6,711,459	$5,727
Schwab New York Municipal Money Fund	12,350,475	376,260	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended December 31, 2022, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s
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technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser to the Funds, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The
Trustees also considered fees charged by the investment adviser to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of
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newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
63Schwab Municipal Money Funds | Semiannual Report

Schwab Municipal Money Funds
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
letter of credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,
Schwab Municipal Money Funds | Semiannual Report64

Schwab Municipal Money Funds
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
65Schwab Municipal Money Funds | Semiannual Report

Notes

Notes

Notes

Schwab Municipal Money Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13603-27
00288428

Semiannual Report | June 30, 2023
Schwab Retirement Government Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
1Schwab Retirement Government Money Fund | Semiannual Report

Schwab Retirement Government Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at
American Century Investments. She was most recently a portfolio manager and, from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for
15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.

Schwab Retirement Government Money Fund | Semiannual Report2

Schwab Retirement Government Money Fund

The Schwab Retirement Government Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2023, short-term money market security yields were driven higher as the U.S. Federal Reserve (Fed) continued to raise interest rates, albeit at a slower pace than in 2022. Inflationary pressure eased compared to 2022 but remained well above the Fed’s historical 2% target, and the unemployment rate remained low. In response to these conditions, the Fed raised the federal funds rate three times during the reporting period, by 0.25% each time, ending the period in a range of 5.00% to 5.25%. The Fed generally reduced the assets held on its balance sheet over the reporting period despite a temporary spike in March when three regional U.S. banks failed and regulators swiftly stepped in with monetary support to prevent the crisis from spreading.
In January, the U.S. Treasury hit the debt limit, began operating under “extraordinary measures,” and announced that early June was the potential date of a technical default. During the lead-up to debt-ceiling negotiations, the supply of U.S. Treasury bills declined, and short-term U.S. Treasury bills with maturities that could potentially be affected by a default became more volatile. Once a debt ceiling agreement was reached and the debt ceiling was increased in early June, supply increased. The Fed’s Overnight Reverse Repurchase Agreement Facility ensured there was no shortage of supply despite the swings in U.S. Treasury bill issuance.
Central banks outside the United States also battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates four times during the reporting period in their efforts to bring inflation levels lower. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, despite shifting conditions.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. As a result of the Fed’s rate hikes, the uncertainties caused by three U.S. regional bank failures, and debt-ceiling positioning, the fund’s weighted average maturity (WAM) ended the reporting period around where it began, beginning the period at 21 days and ending it at 19 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	19 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3Schwab Retirement Government Money Fund | Semiannual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	4.93%
Seven-Day Yield (without waivers)[2]	4.91%
Seven-Day Effective Yield (with waivers)[2]	5.05%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Retirement Government Money Fund | Semiannual Report4

Schwab Retirement Government Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2023 and held through June 30, 2023.
The Actual Return line in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 1/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/23	EXPENSES PAID DURING PERIOD 1/1/23-6/30/23 [2]
Schwab Retirement Government Money Fund
Actual Return	0.19%	$1,000.00	$1,022.70	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.85	$0.95

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by
365 days in the fiscal year.

5Schwab Retirement Government Money Fund | Semiannual Report

Schwab Retirement Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.01	0.00 [2]	0.00 [2]	0.02	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—	0.00 [2]
Total from investment operations	0.02	0.01	0.00 [2]	0.00 [2]	0.02	0.02
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)	(0.02)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	(0.00)[2]
Total distributions	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.27%[3]	1.47%	0.01%	0.40%	2.07%	1.69%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[4]	0.17%[5,6]	0.07%[6]	0.18%[6]	0.19%	0.19%
Gross operating expenses	0.21%[4]	0.21%[5]	0.21%	0.31%	0.35%	0.38%
Net investment income (loss)	4.55%[4]	1.50%	0.01%	0.38%	2.01%	1.68%
Net assets, end of period (x 1,000,000)	$1,840	$1,661	$1,610	$1,804	$2,072	$1,019

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Retirement Government Money Fund | Semiannual Report6

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 22.5% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(3 mo. US TBILL + 0.03%)	(a)	5.27%	07/05/23	07/13/23	2,600,000	2,600,000
(EFFR - 0.01%)	(a)	5.06%	07/03/23	07/21/23	8,800,000	8,800,000
(SOFR + 0.03%)	(a)	5.09%	07/03/23	08/28/23	2,700,000	2,700,000
		4.88%		09/25/23	4,300,000	4,299,976
(SOFR + 0.06%)	(a)	5.12%	07/03/23	11/07/23	2,200,000	2,200,000
(SOFR + 0.04%)	(a)	5.10%	07/03/23	11/28/23	1,500,000	1,500,000
(EFFR + 0.03%)	(a)	5.10%	07/03/23	12/08/23	1,300,000	1,300,000
(SOFR + 0.12%)	(a)	5.18%	07/03/23	12/08/23	2,400,000	2,400,631
(SOFR + 0.06%)	(a)	5.12%	07/03/23	12/13/23	1,700,000	1,700,000
(EFFR + 0.06%)	(a)	5.13%	07/03/23	06/24/24	2,100,000	2,100,000
(SOFR + 0.09%)	(a)	5.15%	07/03/23	07/01/24	4,000,000	4,000,000
(SOFR + 0.08%)	(a)	5.14%	07/03/23	07/22/24	2,000,000	1,999,338
(SOFR + 0.10%)	(a)	5.16%	07/03/23	08/08/24	600,000	600,000
(SOFR + 0.18%)	(a)	5.24%	07/03/23	10/16/24	5,400,000	5,401,594
(SOFR + 0.13%)	(a)	5.19%	07/03/23	11/01/24	5,100,000	5,100,000
(SOFR + 0.14%)	(a)	5.20%	07/03/23	11/07/24	2,100,000	2,100,000
(SOFR + 0.11%)	(a)	5.17%	07/03/23	12/26/24	4,700,000	4,697,307
(SOFR + 0.15%)	(a)	5.21%	07/03/23	01/03/25	1,800,000	1,800,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	01/23/25	1,600,000	1,600,000
(SOFR + 0.13%)	(a)	5.19%	07/03/23	03/07/25	3,000,000	3,000,000
(SOFR + 0.14%)	(a)	5.20%	07/03/23	04/21/25	3,600,000	3,600,000
(SOFR + 0.16%)	(a)	5.22%	07/03/23	05/02/25	9,300,000	9,300,000
(SOFR + 0.16%)	(a)	5.22%	07/03/23	05/15/25	900,000	900,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	06/02/25	5,600,000	5,600,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	06/30/25	5,200,000	5,200,000
(3 mo. US TBILL + 0.16%)	(a)	5.41%	07/03/23	06/30/25	5,600,000	5,600,000
FEDERAL HOME LOAN BANKS
(SOFR + 0.09%)	(a)	5.15%		07/03/23	4,100,000	4,100,000
(SOFR + 0.05%)	(a)	5.11%	07/03/23	07/13/23	5,000,000	5,000,000
	(b)	3.50%		07/14/23	5,400,000	5,400,000
		5.14%		07/19/23	5,100,000	5,088,440
(SOFR + 0.11%)	(a)	5.17%	07/03/23	07/21/23	3,900,000	3,900,000
		5.06%		07/25/23	12,100,000	12,063,324
		3.15%		07/27/23	3,200,000	3,200,000
See financial notes
7Schwab Retirement Government Money Fund | Semiannual Report

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.11%		07/27/23	18,700,000	18,636,919
(SOFR + 0.06%)	(a)	5.12%	07/03/23	07/27/23	4,200,000	4,200,000
		3.30%		07/28/23	3,200,000	3,200,000
		3.36%		08/01/23	2,100,000	2,094,485
	(b)	3.25%		08/04/23	5,400,000	5,400,000
(SOFR + 0.11%)	(a)	5.17%	07/03/23	08/18/23	3,900,000	3,900,000
		5.31%		08/18/23	400,000	397,317
		3.17%		08/22/23	2,100,000	2,100,000
		5.22%		08/23/23	15,100,000	14,989,833
		5.31%		08/23/23	300,000	297,769
		2.70%		08/28/23	500,000	497,959
		5.16%		08/28/23	18,700,000	18,551,938
		3.38%		09/01/23	4,100,000	4,098,071
		5.20%		09/01/23	4,100,000	4,099,739
		4.85%		09/05/23	800,000	793,358
(SOFR + 0.12%)	(a)	5.18%	07/03/23	09/06/23	12,000,000	12,000,000
		4.80%		09/08/23	4,200,000	4,200,000
		5.29%		09/15/23	700,000	692,518
		5.30%		09/15/23	3,600,000	3,561,372
		5.38%		09/15/23	200,000	197,821
(SOFR + 0.12%)	(a)	5.18%	07/03/23	09/20/23	9,900,000	9,900,000
(SOFR + 0.10%)	(a)	5.16%	07/03/23	09/21/23	4,300,000	4,300,000
		5.29%		09/22/23	3,700,000	3,656,710
		5.29%		09/26/23	5,600,000	5,531,244
(SOFR + 0.03%)	(a)	5.09%	07/03/23	10/03/23	9,700,000	9,700,000
		5.30%		10/04/23	6,900,000	6,807,132
		5.34%		10/04/23	700,000	690,506
		5.36%		10/04/23	4,000,000	3,945,543
(SOFR + 0.04%)	(a)	5.10%	07/03/23	10/06/23	5,300,000	5,300,000
		4.75%		10/24/23	500,000	500,000
		5.00%		11/01/23	2,000,000	1,999,886
		5.00%		11/09/23	1,000,000	999,957
		0.57%		11/24/23	1,900,000	1,867,751
		4.75%		11/24/23	1,300,000	1,298,550
(SOFR + 0.07%)	(a)	5.13%	07/03/23	11/24/23	3,800,000	3,800,000
(SOFR + 0.03%)	(a)	5.09%	07/03/23	11/28/23	9,600,000	9,600,000
(SOFR + 0.06%)	(a)	5.12%	07/03/23	11/28/23	3,700,000	3,700,000
		5.00%		01/26/24	2,000,000	2,000,000
		4.80%		02/06/24	7,100,000	7,100,000
		5.00%		02/09/24	6,100,000	6,100,000
		5.02%		02/09/24	4,000,000	3,882,624
(SOFR + 0.06%)	(a)	5.12%	07/03/23	02/16/24	5,700,000	5,700,000
		5.41%		03/08/24	9,200,000	9,200,000
	(b)	5.25%	09/20/23	03/20/24	600,000	600,000
		5.13%		04/17/24	2,900,000	2,900,000
		5.30%		04/19/24	2,000,000	2,000,000
		5.30%		05/22/24	1,500,000	1,500,000
		5.23%		05/28/24	4,800,000	4,800,000
		5.51%		07/12/24	4,600,000	4,600,000
(SOFR + 0.10%)	(a)	5.16%	07/03/23	07/26/24	5,200,000	5,200,000
See financial notes
Schwab Retirement Government Money Fund | Semiannual Report8

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.56%		07/29/24	3,700,000	3,700,000
(SOFR + 0.10%)	(a)	5.16%	07/03/23	09/04/24	4,000,000	4,000,000
(SOFR + 0.12%)	(a)	5.18%	07/03/23	11/18/24	2,800,000	2,800,000
(SOFR + 0.12%)	(a)	5.18%	07/03/23	05/01/25	2,900,000	2,900,000
(SOFR + 0.14%)	(a)	5.20%	07/03/23	05/19/25	9,500,000	9,500,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
		0.25%		09/08/23	14,100,000	13,972,702
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		0.25%		07/10/23	5,700,000	5,697,025
		5.00%		12/20/23	3,200,000	3,200,000
		5.20%		04/19/24	3,900,000	3,900,000
		5.17%		05/22/24	1,500,000	1,500,000
Total U.S. Government Agency Debt (Cost $413,109,339)						413,109,339

U.S. TREASURY DEBT 2.6% OF NET ASSETS
UNITED STATES TREASURY
		5.14%		07/27/23	3,100,000	3,089,435
		5.15%		08/08/23	3,100,000	3,084,156
		5.16%		08/08/23	3,900,000	3,880,030
		5.30%		10/24/23	6,200,000	6,098,608
		2.25%		04/30/24	3,700,000	3,608,285
		2.50%		04/30/24	3,700,000	3,615,666
		0.25%		06/15/24	6,200,000	5,906,413
(3 mo. US TBILL + 0.20%)	(a)	5.45%	07/03/23	01/31/25	15,000,000	15,023,868
(3 mo. US TBILL + 0.17%)	(a)	5.42%	07/03/23	04/30/25	4,300,000	4,301,627
Total U.S. Treasury Debt (Cost $48,608,088)						48,608,088

VARIABLE RATE DEMAND NOTES 0.5% OF NET ASSETS
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(c)	5.21%		07/07/23	3,100,000	3,100,000
GINA RISTOW BELLING 2022
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(c)	5.20%		07/07/23	900,000	900,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(c)	5.21%		07/07/23	4,200,000	4,200,000
Total Variable Rate Demand Notes (Cost $8,200,000)						8,200,000
See financial notes
9Schwab Retirement Government Money Fund | Semiannual Report

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 75.2% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 29.9%
BANCO SANTANDER SA
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	3,001,265	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,090,000, 4.50%, due 11/01/52)
BANK OF MONTREAL
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	5,002,108	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,152,172, 4.50%, due 10/20/49)
BARCLAYS BANK PLC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	10,004,208	10,000,000
(Collateralized by U.S. Government Agency Securities valued at $10,304,335, 4.73% - 4.75%, due 03/15/58 - 04/15/58)
BNP PARIBAS SA
Issued 06/26/23, repurchase date 07/27/23		5.07%		07/07/23	48,074,360	48,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $49,614,061, 0.00% - 10.77%, due 08/31/23 - 04/01/53)
BOFA SECURITIES INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	3,001,265	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,021, 2.38%, due 03/31/29)
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	14,005,903	14,000,000
(Collateralized by U.S. Government Agency Securities valued at $14,420,001, 3.53% - 3.56%, due 06/01/30 - 03/01/33)
Issued 06/15/23, repurchase date 07/27/23		5.08%		07/07/23	24,074,507	24,000,000
(Collateralized by U.S. Treasury Securities valued at $24,480,077, 0.50%, due 05/31/27)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/15/23, repurchase date 07/27/23		5.07%		07/07/23	2,006,197	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,060,000, 2.00% - 6.00%, due 11/01/50 - 04/01/53)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	90,037,950	90,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $93,567,765, 0.13% - 5.50%, due 08/31/23 - 07/01/53)
FICC - BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.07%		07/03/23	24,010,140	24,000,000
(Collateralized by U.S. Government Agency Securities valued at $24,720,263, 1.50% - 7.00%, due 06/01/28 - 07/01/53)
GOLDMAN SACHS & CO LLC
Issued 06/28/23, repurchase date 07/05/23		5.06%		07/05/23	4,003,935	4,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $4,080,018, 0.13% - 5.50%, due 02/15/24 - 12/01/52)
See financial notes
Schwab Retirement Government Money Fund | Semiannual Report10

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/30/23, repurchase date 07/07/23		5.07%		07/07/23	7,006,901	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,140,000, 4.50%, due 11/01/33 - 06/01/53)
JP MORGAN SECURITIES LLC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	60,025,300	60,000,000
(Collateralized by U.S. Government Agency Securities valued at $61,800,001, 2.00%, due 07/01/51)
Issued 06/13/23, repurchase date 12/11/23	(a)	5.21%	07/03/23	10/03/23	12,194,507	12,000,000
(Collateralized by U.S. Government Agency Securities valued at $12,360,001, 2.45% - 6.00%, due 10/15/41 - 02/20/50) (SOFR + 0.15%)
Issued 06/27/23, repurchase date 01/03/24	(a)	5.21%	07/03/23	10/03/23	19,269,473	19,000,000
(Collateralized by U.S. Government Agency Securities valued at $19,570,001, 0.00% - 8.69%, due 09/25/24 - 06/25/50) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	4,001,687	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,038, 2.38% - 2.88%, due 05/15/49 - 05/15/51)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	3,001,265	3,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,082,505, 2.00% - 6.50%, due 11/15/26 - 06/20/53)
RBC DOMINION SECURITIES INC
Issued 06/15/23, repurchase date 07/27/23		5.07%		07/07/23	85,263,358	85,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $88,031,907, 0.50% - 7.00%, due 02/15/25 - 05/01/53)
ROYAL BANK OF CANADA
Issued 06/15/23, repurchase date 07/27/23		5.07%		07/07/23	98,303,637	98,000,000
(Collateralized by U.S. Government Agency Securities valued at $101,537,060, 1.17% - 6.50%, due 11/01/26 - 07/01/60)
Issued 05/25/23, repurchase date 10/31/23	(a)	5.16%	07/03/23	07/07/23	5,030,817	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,267,354, 2.50% - 5.50%, due 01/25/29 - 05/01/53) (SOFR + 0.10%)
TRUIST BANK
Issued 06/28/23, repurchase date 07/05/23		5.07%		07/05/23	9,008,872	9,000,000
(Collateralized by U.S. Government Agency Securities valued at $9,360,165, 1.00% - 3.00%, due 09/25/50 - 02/25/52)
Issued 06/29/23, repurchase date 07/06/23		5.07%		07/06/23	7,006,901	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,309,408, 1.00% - 3.00%, due 09/25/50 - 02/25/52)
WELLS FARGO SECURITIES LLC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	14,005,903	14,000,000
(Collateralized by U.S. Government Agency Securities valued at $14,566,140, 2.50% - 5.00%, due 06/01/37 - 05/01/53)
						550,000,000
See financial notes
11Schwab Retirement Government Money Fund | Semiannual Report

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
U.S. TREASURY REPURCHASE AGREEMENTS 45.3%
BARCLAYS BANK PLC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	12,075,900	12,070,820
(Collateralized by U.S. Treasury Securities valued at $12,317,418, 4.38%, due 05/15/40)
Issued 06/15/23, repurchase date 07/17/23		5.07%		07/07/23	3,009,295	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,073,799, 4.50%, due 05/15/38)
Issued 06/16/23, repurchase date 07/17/23		5.07%		07/07/23	3,008,872	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,073,369, 4.50%, due 05/15/38)
CITIGROUP GLOBAL MARKETS INC
Issued 06/27/23, repurchase date 07/03/23		5.06%		07/03/23	122,102,887	122,000,000
(Collateralized by U.S. Treasury Securities valued at $124,440,075, 0.75% - 3.88%, due 12/31/27 - 04/15/28)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	680,286,167	680,000,000
(Collateralized by U.S. Treasury Securities valued at $680,286,179, 1.38% - 2.50%, due 08/15/23 - 08/15/50)
FICC - BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	14,005,903	14,000,000
(Collateralized by U.S. Treasury Securities valued at $14,280,060, 1.50%, due 11/30/28)
						834,070,820
Total Repurchase Agreements (Cost $1,384,070,820)						1,384,070,820
Total Investments in Securities (Cost $1,853,988,247)						1,853,988,247

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread are shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At June 30, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Retirement Government Money Fund | Semiannual Report12

Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$469,917,427
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		1,384,070,820
Receivables:
Interest		3,797,091
Fund shares sold		310,331
Prepaid expenses	+	26,221
Total assets		1,858,121,890

Liabilities
Payables:
Investments bought		13,000,000
Distributions to shareholders		4,197,797
Fund shares redeemed		936,462
Investment adviser and administrator fees		278,047
Accrued expenses	+	73,586
Total liabilities		18,485,892
Net assets		$1,839,635,998

Net Assets by Source
Capital received from investors		$1,839,620,715
Total distributable earnings	+	15,283
Net assets		$1,839,635,998

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,839,635,998		1,839,619,422		$1.00

See financial notes
13Schwab Retirement Government Money Fund | Semiannual Report

Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$40,995,551

Expenses
Investment adviser and administrator fees		1,639,176
Portfolio accounting fees		42,042
Registration fees		22,185
Professional fees		20,948
Custodian fees		20,124
Independent trustees’ fees		18,393
Shareholder reports		5,276
Transfer agent fees		651
Other expenses	+	6,815
Total expenses		1,775,610
Expense reduction	–	136,434
Net expenses	–	1,639,176
Net investment income		39,356,375

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		15,283
Increase in net assets resulting from operations		$39,371,658
See financial notes
Schwab Retirement Government Money Fund | Semiannual Report14

Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$39,356,375	$24,400,964
Net realized gains	+	15,283	2,857
Increase in net assets from operations		$39,371,658	$24,403,821

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($39,356,375 )	($24,403,718 )

TRANSACTIONS IN FUND SHARES*
Shares sold		263,772,470	378,677,884
Shares reinvested		12,973,130	9,224,750
Shares redeemed	+	(98,179,694)	(337,326,894)
Net transactions in fund shares		178,565,906	50,575,740

NET ASSETS
Beginning of period		$1,661,054,809	$1,610,478,966
Total increase	+	178,581,189	50,575,843
End of period		$1,839,635,998	$1,661,054,809

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
15Schwab Retirement Government Money Fund | Semiannual Report

Schwab Retirement Government Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Government Money Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs), and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2023, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2023, the fund had investments in repurchase agreements with a gross value of $1,384,070,820 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery and When-Issued Transactions: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
On July 12, 2023, the SEC adopted rule and form amendments that govern money market funds under the 1940 Act. These rule amendments will be effective on October 2, 2023, and are intended to address problems experienced by certain money market funds in connection with the economic shock at the onset of the COVID-19 pandemic. Along with amendments related to liquidity
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
thresholds, redemption fees and the removal of redemption gates, there are amendments that add reporting requirements for money market funds on Form N-CR and Form N-MFP. There are various compliance dates for the amendments with the compliance date for the new reporting requirements on Form N-CR and Form N-MFP set for June 11, 2024. At this time, management is evaluating the impact of the rule and form amendments on the Schwab Money Funds.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy.
Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party ( i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2023, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

 5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2023, the tax basis cost of the fund’s investments was $1,853,988,247.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023. The tax basis components of distributions paid during the fiscal year ended December 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$24,403,718
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Retirement Government Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Retirement Government Money Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk
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Schwab Retirement Government Money Fund
management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has shared any economies of scale with the Fund by investing in the investment adviser’s infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
23Schwab Retirement Government Money Fund | Semiannual Report

Schwab Retirement Government Money Fund
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Retirement Government Money Fund | Semiannual Report24

Schwab Retirement Government Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
25Schwab Retirement Government Money Fund | Semiannual Report

Schwab Retirement Government Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
Schwab Retirement Government Money Fund | Semiannual Report26

Schwab Retirement Government Money Fund

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

27Schwab Retirement Government Money Fund | Semiannual Report

Schwab Retirement Government Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Retirement Government Money Fund | Semiannual Report28

Schwab Retirement Government Money Fund
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
29Schwab Retirement Government Money Fund | Semiannual Report

Schwab Retirement Government Money Fund
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Retirement Government Money Fund | Semiannual Report30

Notes

Notes

Schwab Retirement Government Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR92571-07
00288431

Semiannual Report | June 30, 2023
Schwab Variable Share Price Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
1Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with Schwab Asset Management since
2006, and also worked in Schwab Asset Management’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining Schwab, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with Schwab Asset Management since
2010 and has held a number of positions at Schwab since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Feske previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining
Schwab in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts
Securities, a boutique corporate bond broker-dealer. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Menoufy has been a portfolio manager with Schwab Asset Management since 2013, when he started as an associate portfolio manager and was promoted to portfolio manager in
2020. He held several positions prior to that supporting the taxable and tax-exempt money funds during his tenure at the firm. Before joining Schwab in 2007, he spent several years as a mortgage specialist at
JPMorgan Chase and an equity plan administrator for Delegata Corporation.

Schwab Variable Share Price Money Fund | Semiannual Report2

Schwab Variable Share Price Money Fund

The Schwab Variable Share Price Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations that are issued by the U.S. government, its agencies, or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2023, short-term money market security yields were driven higher as the U.S. Federal Reserve (Fed) continued to raise interest rates, albeit at a slower pace than in 2022. Inflationary pressure eased compared to 2022 but remained well above the Fed’s historical 2% target, and the unemployment rate remained low. In response to these conditions, the Fed raised the federal funds rate three times during the reporting period, by 0.25% each time, ending the period in a range of 5.00% to 5.25%. The Fed general reduced the assets held on its balance sheet over the reporting period despite a temporary spike in March when three regional U.S. banks failed and regulators swiftly stepped in with monetary support to prevent the crisis from spreading.
In January, the U.S. Treasury hit the debt limit, began operating under “extraordinary measures,” and announced that early June was the potential date of a technical default. During the lead-up to debt-ceiling negotiations, the supply of U.S. Treasury bills declined, and short-term U.S. Treasury bills with maturities that could potentially be affected by a default became more volatile. Once a debt ceiling agreement was reached and the debt ceiling was increased in early June, supply increased. The Fed’s Overnight Reverse Repurchase Agreement Facility ensured there was no shortage of supply despite the swings in U.S. Treasury bill issuance.
Central banks outside the United States also battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates four times during the reporting period in their efforts to bring inflation levels lower. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, despite shifting conditions.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. As the pace of the Fed’s short-term interest rate hikes slowed, prime money funds began buying more fixed-rate securities with longer maturities. As a result, the fund’s weighted average maturity (WAM) was extended, beginning the period at 14 days and ending it at 21 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	21 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	5.10%
Seven-Day Yield (without waivers)[2]	5.08%
Seven-Day Effective Yield (with waivers)[2]	5.22%

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Variable Share Price Money Fund | Semiannual Report4

Schwab Variable Share Price Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2023 and held through June 30, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 1/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/23	EXPENSES PAID DURING PERIOD 1/1/23-6/30/23 [2]
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,023.80	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.85	$0.95

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by
365 days in the fiscal year.

5Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Ultra Shares	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.0003	$1.0003	$1.0003	$1.0004	$1.0002	$1.0001
Income (loss) from investment operations:
Net investment income (loss)[1]	0.0237	0.0204	0.0003	0.0057	0.0217	0.0201
Net realized and unrealized gains (losses)	(0.0001)	(0.0038)[2]	(0.0000)[3]	(0.0008)	0.0005	(0.0009)
Total from investment operations	0.0236	0.0166	0.0003	0.0049	0.0222	0.0192
Less distributions:
Distributions from net investment income	(0.0237)	(0.0166)	(0.0003)	(0.0050)	(0.0220)	(0.0191)
Distributions from net realized gains	—	—	—	—	(0.0000)[3]	—
Total distributions	(0.0237)	(0.0166)	(0.0003)	(0.0050)	(0.0220)	(0.0191)
Net asset value at end of period	$1.0002	$1.0003	$1.0003	$1.0003	$1.0004	$1.0002
Total return	2.38%[4]	1.64%	0.03%	0.49%	2.24%	1.94%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[5]	0.18%[6,7]	0.11%[7]	0.18%[7]	0.19%	0.19%
Gross operating expenses	0.20%[5]	0.21%[6]	0.21%	0.31%	0.34%	0.35%
Net investment income (loss)	4.76%[5]	2.04%	0.03%	0.57%	2.17%	2.01%
Net assets, end of period (x 1,000,000)	$4,842	$4,878	$2,693	$3,414	$5,388	$3,796

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Per share amount was less than $0.00005.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Variable Share Price Money Fund | Semiannual Report6

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 22.2% OF NET ASSETS
BANK OF AMERICA NA
(SOFR + 0.40%)	(a)	5.46%	07/03/23	12/01/23	10,000,000	10,002,185
		5.70%		12/08/23	2,000,000	1,999,792
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.65%)	(a)	5.71%	07/03/23	09/07/23	9,000,000	9,007,392
(SOFR + 0.50%)	(a)	5.56%	07/03/23	09/29/23	12,000,000	12,007,728
(SOFR + 0.37%)	(a)	5.43%	07/03/23	10/18/23	2,000,000	2,000,605
(SOFR + 0.35%)	(a)	5.41%	07/03/23	11/07/23	6,000,000	6,001,221
		6.05%		06/28/24	5,000,000	4,999,285
BARCLAYS BANK PLC (NEW YORK BRANCH)
		5.18%		07/12/23	21,000,000	20,999,435
		5.14%		08/07/23	8,000,000	7,997,097
BNP PARIBAS (NEW YORK BRANCH)
(SOFR + 0.27%)	(a)	5.33%	07/03/23	08/02/23	40,000,000	40,004,605
		5.36%		11/13/23	18,000,000	17,988,001
(SOFR + 0.44%)	(a)	5.50%	07/03/23	12/01/23	5,000,000	5,002,161
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
		5.60%		12/01/23	50,000,000	49,987,596
		5.66%		12/14/23	10,000,000	9,999,084
CITIBANK NA
		5.40%		09/19/23	15,000,000	14,994,094
(SOFR + 0.60%)	(a)	5.66%	07/03/23	09/25/23	20,000,000	20,014,461
		5.75%		01/02/24	25,000,000	24,993,186
		5.77%		01/03/24	20,000,000	19,996,527
COOPERATIEVE RABOBANK UA (LONDON BRANCH)
		5.17%		08/25/23	10,000,000	9,995,011
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
		5.61%		12/01/23	1,000,000	999,647
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)
		5.07%		07/05/23	2,000,000	2,000,000
		5.31%		08/07/23	19,000,000	19,003,627
		5.31%		08/08/23	6,000,000	6,001,180
See financial notes
7Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)
		5.08%		07/05/23	17,000,000	16,999,976
		5.08%		07/06/23	7,000,000	6,999,981
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)
		5.08%		07/05/23	9,000,000	9,000,009
MITSUBISHI UFJ TRUST AND BANKING CORP (LONDON BRANCH)
		5.39%		08/07/23	2,000,000	1,988,898
		5.48%		08/25/23	2,500,000	2,500,142
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
		5.08%		07/05/23	7,000,000	7,000,026
(SOFR + 0.30%)	(a)	5.36%	07/03/23	07/18/23	5,000,000	5,000,436
(SOFR + 0.39%)	(a)	5.45%	07/03/23	07/18/23	1,000,000	1,000,132
		5.10%		08/01/23	12,000,000	11,998,762
(SOFR + 0.20%)	(a)	5.26%	07/03/23	08/15/23	6,000,000	6,000,099
(SOFR + 0.17%)	(a)	5.23%	07/03/23	09/07/23	21,500,000	21,497,528
(SOFR + 0.40%)	(a)	5.46%	07/03/23	11/15/23	15,000,000	15,002,292
MIZUHO BANK LTD (NEW YORK BRANCH)
(SOFR + 0.33%)	(a)	5.39%	07/03/23	08/09/23	8,000,000	8,001,471
(SOFR + 0.30%)	(a)	5.36%	07/03/23	08/17/23	12,000,000	12,001,980
MUFG BANK LTD (NEW YORK BRANCH)
(SOFR + 0.25%)	(a)	5.31%	07/03/23	08/09/23	27,000,000	27,002,784
(SOFR + 0.22%)	(a)	5.28%	07/03/23	08/14/23	15,000,000	15,001,198
(SOFR + 0.20%)	(a)	5.26%	07/03/23	08/21/23	5,000,000	5,000,054
(SOFR + 0.17%)	(a)	5.23%	07/03/23	09/07/23	3,000,000	2,999,497
(SOFR + 0.45%)	(a)	5.51%	07/03/23	10/24/23	18,000,000	18,006,377
(SOFR + 0.44%)	(a)	5.50%	07/03/23	10/25/23	5,000,000	5,001,607
(SOFR + 0.43%)	(a)	5.49%	07/03/23	10/26/23	9,000,000	9,002,593
(SOFR + 0.43%)	(a)	5.49%	07/03/23	11/22/23	14,000,000	14,003,057
(SOFR + 0.43%)	(a)	5.49%	07/03/23	11/28/23	15,000,000	15,002,884
		5.67%		12/13/23	12,000,000	11,998,424
NORDEA BANK ABP (NEW YORK BRANCH)
		5.12%		07/03/23	10,000,000	9,999,950
(SOFR + 0.23%)	(a)	5.29%	07/03/23	08/18/23	2,000,000	2,000,172
(SOFR + 0.32%)	(a)	5.38%	07/03/23	09/25/23	5,000,000	5,000,813
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.71%)	(a)	5.77%	07/03/23	07/21/23	5,000,000	5,001,666
		5.53%		09/12/23	10,000,000	10,003,980
(SOFR + 0.38%)	(a)	5.44%	07/03/23	11/21/23	20,000,000	20,002,042
(SOFR + 0.40%)	(a)	5.46%	07/03/23	11/27/23	6,000,000	6,000,946
(SOFR + 0.18%)	(a)	5.24%	07/03/23	12/07/23	18,000,000	17,984,453
ROYAL BANK OF CANADA (NEW YORK BRANCH)
		4.08%		07/14/23	1,000,000	999,538
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.40%)	(a)	5.46%	07/03/23	07/05/23	20,000,000	20,000,717
(SOFR + 0.35%)	(a)	5.41%	07/03/23	07/10/23	3,000,000	3,000,182
(SOFR + 0.25%)	(a)	5.31%	07/03/23	08/07/23	48,000,000	48,002,305
(SOFR + 0.20%)	(a)	5.26%	07/03/23	08/21/23	13,000,000	12,999,761
See financial notes
Schwab Variable Share Price Money Fund | Semiannual Report8

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.17%)	(a)	5.23%	07/03/23	08/28/23	8,000,000	7,999,469
(SOFR + 0.46%)	(a)	5.52%	07/03/23	12/04/23	7,000,000	7,001,217
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(SOFR + 0.32%)	(a)	5.38%	07/03/23	08/03/23	40,000,000	40,006,852
(SOFR + 0.30%)	(a)	5.36%	07/03/23	08/23/23	5,000,000	5,000,967
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
		5.18%		08/18/23	22,000,000	21,998,586
(SOFR + 0.69%)	(a)	5.75%	07/03/23	08/29/23	25,000,000	25,021,095
(SOFR + 0.35%)	(a)	5.41%	07/03/23	10/25/23	3,000,000	3,001,265
		5.65%		12/07/23	38,000,000	38,028,907
SWEDBANK AB (NEW YORK BRANCH)
(SOFR + 0.38%)	(a)	5.44%	07/03/23	10/24/23	9,000,000	9,002,984
TORONTO-DOMINION BANK (NEW YORK BRANCH)
		5.21%		07/28/23	6,000,000	5,999,829
		5.18%		08/21/23	16,000,000	15,998,285
(SOFR + 0.71%)	(a)	5.77%	07/03/23	08/22/23	7,000,000	7,005,652
(EFFR + 0.48%)	(a)	5.55%	07/03/23	09/29/23	10,000,000	10,004,580
		5.40%		10/13/23	10,000,000	9,991,121
		5.42%		11/20/23	15,000,000	14,985,714
		5.47%		11/20/23	8,000,000	7,993,951
		5.70%		11/30/23	5,000,000	5,000,274
		5.86%		03/22/24	25,000,000	24,987,479
TRUIST BANK
		5.07%		07/05/23	30,000,000	30,000,054
		5.07%		07/06/23	50,000,000	50,000,045
WELLS FARGO BANK NA
(SOFR + 0.35%)	(a)	5.41%	07/03/23	10/26/23	12,000,000	12,002,813
Total Certificates Of Deposit (Cost $1,075,988,894)						1,076,031,791

ASSET-BACKED COMMERCIAL PAPER 6.2% OF NET ASSETS
ATLANTIC ASSET SECURITIZATION LLC	(b)(c)	5.06%		07/03/23	1,000,000	999,579
BARTON CAPITAL SA
	(b)(c)	5.32%		08/07/23	1,000,000	994,430
	(b)(c)	5.40%		08/16/23	1,000,000	993,070
	(b)(c)	5.34%		08/17/23	1,000,000	992,921
	(b)(c)	5.44%		08/22/23	1,000,000	992,174
BEDFORD ROW FUNDING CORP
(SOFR + 0.40%)	(a)(b)(c)	5.46%	07/03/23	10/23/23	10,000,000	10,002,745
(SOFR + 0.36%)	(a)(b)(c)	5.42%	07/03/23	11/07/23	7,000,000	7,000,799
(SOFR + 0.36%)	(a)(b)(c)	5.42%	07/03/23	11/15/23	2,000,000	2,000,202
BENNINGTON STARK CAPITAL COMPANY LLC
	(b)(c)	5.11%		07/06/23	1,000,000	999,152
	(b)(c)	5.30%		08/08/23	5,000,000	4,971,557
	(b)(c)	5.34%		08/11/23	1,163,000	1,155,859
	(b)(c)	5.42%		09/01/23	6,000,000	5,943,825
See financial notes
9Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CABOT TRAIL FUNDING LLC	(b)(c)	5.16%		08/22/23	20,000,000	19,842,855
CHARIOT FUNDING LLC
	(b)(c)	5.29%		08/07/23	4,000,000	3,977,867
	(b)(c)	5.31%		08/10/23	5,000,000	4,970,093
	(b)(c)	5.30%		08/11/23	25,000,000	24,846,729
CHARTA LLC
	(b)(c)	5.06%		07/03/23	6,700,000	6,697,164
	(b)(c)	5.51%		09/13/23	2,000,000	1,977,542
COLLATERALIZED COMMERCIAL PAPER V CO LLC
	(b)	5.10%		07/17/23	10,000,000	9,975,775
(SOFR + 0.25%)	(a)(b)	5.31%	07/03/23	08/07/23	5,000,000	5,000,477
(SOFR + 0.45%)	(a)(b)	5.51%	07/03/23	11/09/23	6,000,000	6,000,330
GOTHAM FUNDING CORP
	(b)(c)	5.29%		08/07/23	1,000,000	994,462
	(b)(c)	5.31%		08/18/23	3,000,000	2,978,362
	(b)(c)	5.46%		11/21/23	30,000,000	29,330,760
GREAT BEAR FUNDING LLC / GREAT BEAR FUNDING DAC
	(b)(c)	5.09%		07/05/23	1,000,000	996,358
	(b)(c)	5.10%		07/05/23	7,000,000	6,998,021
	(b)(c)	5.10%		07/06/23	2,000,000	1,998,313
	(b)(c)	5.10%		07/07/23	2,000,000	1,998,030
LIBERTY STREET FUNDING LLC	(b)(c)	5.43%		11/16/23	1,000,000	978,590
LMA AMERICAS LLC
	(b)(c)	5.31%		07/21/23	2,000,000	1,993,926
	(b)(c)	5.37%		08/02/23	1,500,000	1,492,719
	(b)(c)	5.33%		08/09/23	6,000,000	5,945,618
	(b)(c)	5.37%		08/09/23	41,000,000	40,776,664
	(b)(c)	5.34%		08/17/23	1,000,000	992,873
	(b)(c)	5.44%		08/23/23	1,000,000	991,953
	(b)(c)	5.42%		08/24/23	4,000,000	3,967,196
LONGSHIP FUNDING LLC
	(b)(c)	5.07%		07/05/23	2,000,000	1,997,333
	(b)(c)	5.09%		07/05/23	3,000,000	2,999,153
	(b)(c)	5.09%		07/06/23	4,000,000	3,996,625
	(b)(c)	5.09%		07/07/23	4,000,000	3,996,061
NIEUW AMSTERDAM RECEIVABLES CORPORATION BV	(b)(c)	5.06%		07/03/23	1,000,000	999,580
RIDGEFIELD FUNDING COMPANY LLC	(b)(c)	5.41%		09/05/23	5,000,000	4,950,169
SHEFFIELD RECEIVABLES COMPANY LLC
	(b)(c)	5.33%		08/02/23	2,000,000	1,990,304
	(b)(c)	5.35%		08/21/23	18,000,000	17,860,302
	(b)(c)	5.55%		09/19/23	4,000,000	3,950,851
See financial notes
Schwab Variable Share Price Money Fund | Semiannual Report10

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
STARBIRD FUNDING CORP
(SOFR + 0.39%)	(a)(b)(c)	5.45%	07/03/23	11/01/23	5,000,000	5,001,001
(SOFR + 0.38%)	(a)(b)(c)	5.44%	07/03/23	11/06/23	10,000,000	10,001,242
VERSAILLES COMMERCIAL PAPER LLC
	(b)(c)	5.38%		07/31/23	2,000,000	1,991,013
	(b)(c)	5.38%		08/03/23	7,000,000	6,965,437
VICTORY RECEIVABLES CORP
	(b)(c)	5.09%		07/07/23	1,000,000	999,011
	(b)(c)	5.29%		07/26/23	2,260,000	2,251,512
	(b)(c)	5.29%		08/07/23	2,000,000	1,988,904
	(b)(c)	5.31%		08/21/23	4,000,000	3,969,280
Total Asset-Backed Commercial Paper (Cost $298,829,905)						298,676,768

FINANCIAL COMPANY COMMERCIAL PAPER 13.4% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD	(c)	5.38%		11/17/23	4,000,000	3,916,156
BANK OF MONTREAL
(SOFR + 0.37%)	(a)(c)	5.43%	07/03/23	11/17/23	15,000,000	15,002,633
BANK OF NOVA SCOTIA
(SOFR + 0.72%)	(a)(c)	5.78%	07/03/23	07/19/23	15,000,000	15,004,509
(SOFR + 0.44%)	(a)(c)	5.50%	07/03/23	10/06/23	2,000,000	2,001,009
(SOFR + 0.44%)	(a)(c)	5.50%	07/03/23	10/10/23	9,000,000	9,004,568
(SOFR + 0.31%)	(a)(c)	5.37%	07/03/23	11/16/23	18,000,000	18,000,599
(SOFR + 0.30%)	(a)(c)	5.36%	07/03/23	11/21/23	7,000,000	6,999,846
BARCLAYS BANK UK PLC
	(c)	5.08%		07/05/23	25,000,000	24,982,427
	(c)	5.08%		07/06/23	12,000,000	11,989,878
	(c)	5.08%		07/07/23	8,000,000	7,992,129
BOFA SECURITIES INC
(SOFR + 0.35%)	(a)(c)	5.41%	07/03/23	07/19/23	5,000,000	5,000,583
(SOFR + 0.37%)	(a)(c)	5.43%	07/03/23	10/18/23	5,000,000	5,001,080
CITIGROUP GLOBAL MARKETS INC	(c)	5.72%		12/08/23	25,000,000	24,373,553
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	(c)	5.13%		08/14/23	2,000,000	1,987,013
ING US FUNDING LLC
(SOFR + 0.36%)	(a)(b)(c)	5.42%	07/03/23	11/06/23	12,000,000	12,007,529
JP MORGAN SECURITIES LLC	(c)	5.75%		12/06/23	15,000,000	14,997,214
MIZUHO BANK LTD (SINGAPORE BRANCH)
	(c)	5.33%		07/20/23	25,000,000	24,928,694
	(c)	5.34%		08/04/23	25,000,000	24,873,660
	(c)	5.36%		08/08/23	12,000,000	11,932,179
	(c)	5.36%		08/09/23	3,000,000	2,982,593
	(c)	5.53%		09/05/23	4,000,000	3,959,793
See financial notes
11Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NATIONAL AUSTRALIA BANK LTD
(SOFR + 0.35%)	(a)(c)	5.41%	07/03/23	10/25/23	35,000,000	35,010,293
NATIONAL BANK OF CANADA	(c)	5.00%		07/19/23	30,000,000	29,919,234
NORDEA BANK ABP	(c)	5.01%		08/02/23	10,000,000	9,953,662
ROYAL BANK OF CANADA
(SOFR + 0.50%)	(a)(c)	5.56%	07/03/23	10/04/23	10,000,000	10,006,552
SANTANDER UK PLC
		5.30%		08/07/23	12,000,000	11,933,475
		5.30%		08/08/23	5,000,000	4,971,535
		5.31%		08/10/23	4,000,000	3,976,029
SKANDINAVISKA ENSKILDA BANKEN AB
	(c)	5.06%		07/18/23	20,000,000	19,949,630
(SOFR + 0.50%)	(a)(c)	5.56%	07/03/23	10/03/23	23,000,000	23,017,520
(SOFR + 0.36%)	(a)(c)	5.42%	07/03/23	11/15/23	12,000,000	12,003,029
SOCIETE GENERALE SA	(c)	5.52%		08/31/23	49,000,000	48,559,912
SWEDBANK AB
(SOFR + 0.38%)	(a)	5.44%	07/03/23	11/09/23	30,000,000	30,008,568
		5.60%		12/01/23	7,000,000	6,827,993
		5.70%		12/01/23	20,000,000	19,535,256
TORONTO-DOMINION BANK/THE
(SOFR + 0.26%)	(a)(c)	5.32%	07/03/23	12/11/23	9,000,000	8,997,116
(SOFR + 0.58%)	(a)(c)	5.64%	07/03/23	01/09/24	14,000,000	14,012,324
UBS AG (LONDON BRANCH)
(SOFR + 0.25%)	(a)(c)	5.31%	07/03/23	08/14/23	10,000,000	10,000,017
(SOFR + 0.21%)	(a)(c)	5.27%	07/03/23	08/22/23	30,000,000	29,999,519
(SOFR + 0.18%)	(a)(c)	5.24%	07/03/23	09/01/23	50,000,000	49,997,855
(SOFR + 0.38%)	(a)(c)	5.44%	07/03/23	09/22/23	20,000,000	19,999,349
	(c)	5.75%		12/07/23	1,000,000	974,804
Total Financial Company Commercial Paper (Cost $646,642,787)						646,591,317

NON-FINANCIAL COMPANY COMMERCIAL PAPER 1.2% OF NET ASSETS
EQUINOR ASA
	(c)	5.06%		07/03/23	2,000,000	1,998,309
	(c)	5.07%		07/03/23	2,000,000	2,000,000
PHILIP MORRIS INTERNATIONAL INC
	(c)	5.12%		07/05/23	10,000,000	9,992,975
TOTALENERGIES CAPITAL CANADA LTD
	(b)(c)	5.07%		07/05/23	2,000,000	1,998,598
	(b)(c)	5.06%		07/06/23	2,000,000	1,998,316
TOTALENERGIES CAPITAL SA
	(b)(c)	5.70%		11/27/23	20,000,000	19,530,750
See financial notes
Schwab Variable Share Price Money Fund | Semiannual Report12

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UNITEDHEALTH GROUP INC
	(c)	5.07%		07/03/23	2,000,000	1,999,156
	(c)	5.09%		07/06/23	2,000,000	1,998,315
	(c)	5.09%		07/07/23	10,000,000	9,990,171
	(c)	5.09%		07/10/23	9,000,000	8,987,227
Total Non-Financial Company Commercial Paper (Cost $60,527,941)						60,493,817

NON-NEGOTIABLE TIME DEPOSITS 11.2% OF NET ASSETS
ABN AMRO BANK NV
		5.07%		07/03/23	2,000,000	2,000,000
		5.07%		07/05/23	2,000,000	2,000,000
		5.07%		07/06/23	14,000,000	14,000,000
		5.07%		07/07/23	20,000,000	20,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)
		5.07%		07/03/23	23,000,000	23,000,000
		5.07%		07/05/23	23,000,000	23,000,000
		5.07%		07/06/23	17,000,000	17,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)
		5.09%		07/05/23	22,000,000	22,000,000
		5.09%		07/06/23	26,000,000	26,000,000
CANADIAN IMPERIAL BANK OF COMMERCE
		5.06%		07/03/23	5,000,000	5,000,000
CREDIT INDUSTRIEL ET COMMERCIAL
		5.09%		07/03/23	15,000,000	15,000,000
		5.09%		07/05/23	19,000,000	19,000,000
		5.09%		07/06/23	27,000,000	27,000,000
DBS BANK LTD
		5.09%		07/03/23	8,000,000	8,000,000
		5.09%		07/05/23	8,000,000	8,000,000
		5.09%		07/06/23	7,000,000	7,000,000
		5.09%		07/07/23	6,000,000	6,000,000
ING BANK NV
		5.07%		07/06/23	42,000,000	42,000,000
		5.07%		07/07/23	66,000,000	66,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)
		5.08%		07/06/23	14,000,000	14,000,000
NRW BANK
		5.06%		07/03/23	12,000,000	12,000,000
ROYAL BANK OF CANADA
		5.06%		07/03/23	11,000,000	11,000,000
		5.07%		07/05/23	29,000,000	29,000,000
		5.07%		07/07/23	11,000,000	11,000,000
See financial notes
13Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SANTANDER UK PLC
		5.06%		07/03/23	25,000,000	25,000,000
		5.06%		07/06/23	2,000,000	2,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
		5.06%		07/05/23	65,000,000	65,000,000
TORONTO-DOMINION BANK/THE
		5.07%		07/03/23	19,000,000	19,000,000
Total Non-Negotiable Time Deposits (Cost $540,000,000)						540,000,000

VARIABLE RATE DEMAND NOTES 1.8% OF NET ASSETS
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	(d)	5.29%		07/07/23	1,000,000	1,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(d)	5.12%		07/07/23	4,000,000	4,000,000
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE BONDS CLASS II SERIES 2023A2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.10%		07/07/23	10,000,000	10,000,000
S/F MORTGAGE CLASS II RB SERIES 2023F2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.10%		07/07/23	590,000	590,000
CONNECTICUT DEVELOPMENT AUTH
RB (BRADLEY AIRPORT HOTEL) SERIES 2006B (LOC: TD BANK NA)	(d)	5.40%		07/07/23	3,790,000	3,790,000
FIORE CAPITAL
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2005A (LOC: WELLS FARGO BANK NA)	(d)	5.25%		07/07/23	1,000,000	1,000,000
GREYSHOE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.20%		07/07/23	1,000,000	1,000,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(d)	5.13%		07/07/23	1,000,000	1,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	5.12%		07/07/23	1,000,000	1,000,000
J MACE MEEKS 2022 INSURANCE TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.20%		07/07/23	4,970,000	4,970,000
KEEP MEMORY ALIVE
TAXABLE VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: PNC BANK NA)	(d)	5.25%		07/07/23	1,000,000	1,000,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	(d)	5.25%		07/07/23	970,000	970,000
NEW YORK STATE HFA TAXABLE HOUSING
RB (29 FLATBUSH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(d)	5.12%		07/07/23	980,000	980,000
See financial notes
Schwab Variable Share Price Money Fund | Semiannual Report14

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SOCIETE GENERALE SA)	(c)(d)	5.22%		07/07/23	1,000,000	1,000,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	5.22%		07/07/23	1,000,000	1,000,000
NUVEEN PREFERRED & INCOME OPPORTUNITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	5.29%		07/07/23	1,500,000	1,500,000
NUVEEN PREFERRED & INCOME SECURITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	(c)(d)	5.22%	07/06/23	07/07/23	3,000,000	3,000,000
NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	(c)(d)	5.22%		07/07/23	5,000,000	5,000,000
NUVEEN VARIABLE RATE PREFERRED & INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: TORONTO-DOMINION BANK/THE)	(c)(d)	5.29%		07/07/23	1,250,000	1,250,000
PHILIP BRYAN WISE 2022 TRUST IRREVOCABLE
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.20%		07/07/23	5,410,000	5,410,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(d)	5.10%		07/07/23	24,000,000	24,000,000
TAXABLE WATER REFUNDING RB SERIES 2022C2 (LIQ: PNC BANK NA)	(d)	5.10%		07/07/23	12,250,000	12,250,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: UBS AG)	(d)	5.10%		07/07/23	2,000,000	2,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(d)	5.20%		07/07/23	1,000,000	1,000,000
Total Variable Rate Demand Notes (Cost $88,710,000)						88,710,000

OTHER INSTRUMENTS 2.3% OF NET ASSETS
BANK OF AMERICA NA
(SOFR + 0.36%)	(a)	5.42%	07/03/23	11/01/23	10,000,000	10,001,866
(SOFR + 0.36%)	(a)	5.42%	07/03/23	11/06/23	30,000,000	30,005,003
(SOFR + 0.36%)	(a)	5.42%	07/03/23	11/13/23	21,000,000	21,002,952
(SOFR + 0.20%)	(a)	5.26%	07/03/23	12/15/23	50,000,000	49,995,677
Total Other Instruments (Cost $111,000,000)						111,005,498
See financial notes
15Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 38.3% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 20.9%
BANCO SANTANDER SA
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	9,003,795	9,000,000
(Collateralized by U.S. Government Agency Securities valued at $9,270,003, 2.00% - 6.50%, due 07/01/27 - 01/01/57)
BARCLAYS BANK PLC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	28,011,783	28,000,000
(Collateralized by U.S. Government Agency Securities valued at $28,852,137, 3.13% - 5.61%, due 04/20/48 - 04/15/58)
BNP PARIBAS SA
Issued 06/26/23, repurchase date 07/27/23		5.07%		07/07/23	19,029,434	19,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $19,465,384, 0.50% - 7.88%, due 07/13/23 - 06/01/53)
BOFA SECURITIES INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	9,003,795	9,000,000
(Collateralized by U.S. Treasury Securities valued at $9,180,010, 4.99%, due 10/31/28)
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	38,016,023	38,000,000
(Collateralized by U.S. Government Agency Securities valued at $39,140,001, 4.25% - 5.25%, due 04/01/38 - 01/01/53)
Issued 06/15/23, repurchase date 07/27/23		5.08%		07/07/23	66,204,893	66,000,000
(Collateralized by U.S. Treasury Securities valued at $67,320,063, 5.70%, due 01/31/27)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/15/23, repurchase date 07/27/23		5.07%		07/07/23	6,018,590	6,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,180,001, 3.00% - 5.00%, due 04/01/38 - 05/01/53)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	45,018,975	45,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $46,500,001, 2.00% - 5.00%, due 08/31/24 - 06/20/53)
FICC - BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.07%		07/03/23	64,027,040	64,000,000
(Collateralized by U.S. Government Agency Securities valued at $65,920,003, 0.38% - 7.00%, due 06/01/25 - 05/01/58)
GOLDMAN SACHS & CO LLC
Issued 06/28/23, repurchase date 07/05/23		5.06%		07/05/23	10,009,839	10,000,000
(Collateralized by U.S. Government Agency Securities valued at $10,200,597, 0.10% - 12.46%, due 07/15/23 - 05/15/57)
Issued 06/30/23, repurchase date 07/07/23		5.07%		07/07/23	18,017,745	18,000,000
(Collateralized by U.S. Government Agency Securities valued at $18,360,000, 2.00% - 7.00%, due 12/15/40 - 10/15/62)
See financial notes
Schwab Variable Share Price Money Fund | Semiannual Report16

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
JP MORGAN SECURITIES LLC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	159,067,045	159,000,000
(Collateralized by U.S. Government Agency Securities valued at $163,770,001, 1.50% - 7.00%, due 06/01/26 - 04/15/64)
MIZUHO SECURITIES USA LLC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	11,004,638	11,000,000
(Collateralized by U.S. Treasury Securities valued at $11,220,033, 3.00%, due 05/15/49)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	9,003,795	9,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $9,252,809, 0.25% - 6.00%, due 01/15/25 - 06/20/53)
RBC DOMINION SECURITIES INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	19,008,012	19,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $19,541,756, 0.13% - 6.25%, due 10/12/23 - 03/20/53)
Issued 06/15/23, repurchase date 07/27/23		5.07%		07/07/23	200,619,667	200,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $207,198,479, 0.13% - 4.13%, due 07/13/23 - 05/20/53)
ROYAL BANK OF CANADA
Issued 06/15/23, repurchase date 07/27/23		5.07%		07/07/23	200,619,667	200,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $207,145,152, 0.13% - 4.63%, due 04/30/24 - 06/01/53)
Issued 05/25/23, repurchase date 10/31/23	(a)	5.16%	07/03/23	07/07/23	24,147,920	24,000,000
(Collateralized by U.S. Government Agency Securities valued at $25,283,301, 0.13% - 2.88%, due 10/01/30 - 06/01/53) (SOFR + 0.10%)
TRUIST BANK
Issued 06/28/23, repurchase date 07/05/23		5.07%		07/05/23	24,023,660	24,000,000
(Collateralized by U.S. Government Agency Securities valued at $24,961,300, 0.13% - 4.13%, due 09/25/50 - 02/25/52)
Issued 06/29/23, repurchase date 07/06/23		5.07%		07/06/23	18,017,745	18,000,000
(Collateralized by U.S. Government Agency Securities valued at $18,720,208, 0.13% - 3.38%, due 09/25/50 - 02/25/52)
WELLS FARGO SECURITIES LLC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	37,015,602	37,000,000
(Collateralized by U.S. Government Agency Securities valued at $38,496,226, 3.13%, due 07/01/53)
						1,013,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 12.9%
BARCLAYS BANK PLC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	7,075,501	7,072,525
(Collateralized by U.S. Treasury Securities valued at $7,217,012, 3.88% - 5.41%, due 05/15/38 - 05/15/40)
See financial notes
17Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/15/23, repurchase date 07/17/23		5.07%		07/07/23	8,024,787	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,195,626, 4.10%, due 05/15/40)
Issued 06/16/23, repurchase date 07/17/23		5.07%		07/07/23	8,023,660	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,196,775, 4.65%, due 05/15/40)
CITIGROUP GLOBAL MARKETS INC
Issued 06/27/23, repurchase date 07/03/23		5.06%		07/03/23	200,168,667	200,000,000
(Collateralized by U.S. Treasury Securities valued at $204,000,063, 4.00% - 6.50%, due 11/30/27 - 03/31/28)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	364,153,183	364,000,000
(Collateralized by U.S. Treasury Securities valued at $364,153,196, 5.00% - 6.50%, due 08/15/23 - 08/15/50)
FICC - BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	37,015,602	37,000,000
(Collateralized by U.S. Treasury Securities valued at $37,740,025, 3.00%, due 02/15/32)
						624,072,525
OTHER REPURCHASE AGREEMENTS** 4.5%
BARCLAYS BANK PLC
Issued 06/30/23, repurchase date 07/03/23		5.16%		07/03/23	23,009,890	23,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$24,850,685, 0.13% - 8.03%, due 12/31/00)

BMO CAPITAL MARKETS CORP
Issued 06/27/23, repurchase date 07/03/23		5.15%		07/03/23	5,004,292	4,999,994
(Collateralized by U.S. Government Agency Securities and
common stocks, ETFs, corporate bonds, asset backed
securities, or non-agency collateralized mortgage obligations valued at $5,253,960, 2.00% - 7.75%, due 05/19/25 -
05/15/50)

BNP PARIBAS SA
Issued 06/27/23, repurchase date 07/03/23		5.22%		07/03/23	6,005,220	5,999,990
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $6,906,003, 1.66% - 6.38%, due 11/15/26 - 09/25/57)
Issued 06/29/23, repurchase date 07/06/23		5.17%		07/06/23	10,010,053	9,999,978
(Collateralized by U.S. Government Agency Securities and
common stocks, ETFs, corporate bonds, asset backed
securities, or non-agency collateralized mortgage obligations valued at $10,875,236, 2.20% - 7.39%, due 08/09/24 -
05/15/54)

Issued 06/29/23, repurchase date 07/06/23		5.22%		07/06/23	11,011,165	10,999,832
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $12,649,098, 0.63% - 8.75%, due 04/15/24 - 12/31/99)
See financial notes
Schwab Variable Share Price Money Fund | Semiannual Report18

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 04/27/23, repurchase date 07/26/23		5.25%		07/26/23	4,052,500	3,998,969
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $4,643,805, 2.10% - 7.63%, due 11/01/25 - 04/15/81)
BOFA SECURITIES INC
Issued 06/29/23, repurchase date 07/06/23		5.14%		07/06/23	23,022,987	22,999,445
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $26,450,000, 2.30% - 8.25%, due 12/15/40 - 01/25/63)
Issued 06/13/23, repurchase date 10/11/23	(a)	5.56%	07/03/23	09/28/23	6,099,153	5,999,193
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$6,480,000, 1.70% - 6.17%, due 12/31/00)
(SOFR + 0.50%)

Issued 06/23/23, repurchase date 10/26/23	(a)	5.61%	07/03/23	10/03/23	15,238,425	14,987,945
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized mortgage obligations valued at $17,250,001, 3.50% - 4.50%, due
01/25/36 - 01/25/63)
(SOFR + 0.55%)

CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/29/23, repurchase date 07/06/23		5.12%		07/06/23	7,006,969	6,999,946
(Collateralized by U.S. Government Agency Securities and
common stocks, ETFs, corporate bonds, asset backed
securities, or non-agency collateralized mortgage obligations valued at $7,405,674, 3.00% - 6.00%, due 10/23/26 -
12/20/52)

JP MORGAN SECURITIES LLC
Issued 05/10/23, repurchase date 11/06/23	(a)	5.51%	07/03/23	09/28/23	24,517,940	23,972,504
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized mortgage obligations valued at $27,815,274, 2.00% - 5.00%, due
11/20/25 - 12/26/51)
(SOFR + 0.45%)

Issued 04/06/23, repurchase date 10/03/23	(a)	5.54%	07/03/23	09/28/23	30,807,917	29,955,767
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized mortgage obligations valued at $34,943,969, 3.50% - 5.00%, due
09/25/24 - 08/27/57)
(SOFR + 0.48%)

Issued 04/26/23, repurchase date 10/23/23	(a)	5.54%	07/03/23	09/28/23	4,095,411	3,993,573
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $4,645,913, 4.50%, due 04/07/28) (SOFR + 0.48%)
Issued 06/28/23, repurchase date 12/26/23	(a)	5.56%	07/03/23	09/28/23	11,156,298	10,985,489
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized mortgage obligations valued at $12,653,906, 4.50% - 5.00%, due
07/07/23 - 09/01/26)
(SOFR + 0.50%)

See financial notes
19Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
MIZUHO SECURITIES USA LLC
Issued 06/30/23, repurchase date 07/03/23		5.17%		07/03/23	3,001,292	3,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$3,240,039, 2.00% - 6.50%, due 12/31/00)

RBC CAPITAL MARKETS LLC
Issued 06/29/23, repurchase date 07/06/23		5.17%		07/06/23	21,021,111	20,999,954
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $22,072,219, 0.13% - 4.25%, due 06/28/25 - 06/01/77)
WELLS FARGO SECURITIES LLC
Issued 05/18/23, repurchase date 09/15/23		5.53%		08/29/23	5,079,110	4,997,574
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $5,856,532, 2.50%, due 09/20/45)
Issued 04/04/23, repurchase date 10/02/23		5.57%		10/02/23	4,112,019	3,996,567
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $4,729,030, 0.13%, due 05/17/27)
Issued 05/16/23, repurchase date 11/13/23		5.74%		10/03/23	7,156,255	6,995,208
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $8,282,437, 0.13% - 3.00%, due 08/15/24 - 04/15/33)
						218,881,928
Total Repurchase Agreements (Cost $1,856,072,525)						1,855,954,453
Total Investments in Securities (Cost $4,677,772,052)						4,677,463,644

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 12/31/00.

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Credit-enhanced or liquidity-enhanced.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $920,282,464 or 19.0% of net assets.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread are shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

See financial notes
Schwab Variable Share Price Money Fund | Semiannual Report20

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-traded fund
FICC —	Fixed Income Clearing Corp
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIQ —	Liquidity agreement
LOC —	Letter of credit
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
21Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $2,821,699,527)		$2,821,509,191
Repurchase agreements, at value - unaffiliated (cost $1,856,072,525)		1,855,954,453
Cash		150,021,126
Receivables:
Fund shares sold		43,828,689
Interest		13,279,364
Prepaid expenses	+	147,727
Total assets		4,884,740,550

Liabilities
Payables:
Fund shares redeemed		24,226,019
Distributions to shareholders		11,658,339
Investments bought		6,000,000
Investment adviser and administrator fees		762,763
Accrued expenses	+	70,979
Total liabilities		42,718,100
Net assets		$4,842,022,450

Net Assets by Source
Capital received from investors		$4,842,479,942
Total distributable loss	+	(457,492)
Net assets		$4,842,022,450

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$4,842,022,450		4,841,205,658		$1.0002

See financial notes
Schwab Variable Share Price Money Fund | Semiannual Report22

Schwab Variable Share Price Money Fund
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$123,618,618

Expenses
Investment adviser and administrator fees		4,734,507
Registration fees		144,171
Portfolio accounting fees		56,555
Custodian fees		50,025
Professional fees		22,797
Independent trustees’ fees		20,190
Shareholder reports		8,682
Transfer agent fees		324
Other expenses	+	12,909
Total expenses		5,050,160
Expense reduction	–	315,652
Net expenses	–	4,734,508
Net investment income		118,884,110

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		47,921
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(907,862)
Net realized and unrealized losses		(859,941)
Increase in net assets resulting from operations		$118,024,169
See financial notes
23Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$118,884,110	$65,187,723
Net realized gains		47,921	59
Net change in unrealized appreciation (depreciation)	+	(907,862)	666,153
Increase in net assets from operations		$118,024,169	$65,853,935

DISTRIBUTIONS TO SHAREHOLDERS
Ultra Shares		($118,862,985 )	($65,187,807 )

TRANSACTIONS IN FUND SHARES
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Ultra Shares		5,085,225,212	$5,086,570,064	7,264,457,488	$7,265,359,260
Shares Reinvested
Ultra Shares		81,222,473	81,244,142	51,928,344	51,938,149
Shares Redeemed
Ultra Shares	+	(5,201,642,465)	(5,203,001,656)	(5,132,357,237)	(5,133,058,389)
Net transactions in fund shares		(35,194,780)	($35,187,450 )	2,184,028,595	$2,184,239,020

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,876,400,438	$4,878,048,716	2,692,371,843	$2,693,143,568
Total increase (decrease)	+	(35,194,780)	(36,026,266)	2,184,028,595	2,184,905,148
End of period		4,841,205,658	$4,842,022,450	4,876,400,438	$4,878,048,716
See financial notes
Schwab Variable Share Price Money Fund | Semiannual Report24

Schwab Variable Share Price Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values,
25Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments— Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs), and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)— Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments)— Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2023, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
Schwab Variable Share Price Money Fund | Semiannual Report26

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
As of June 30, 2023, the fund had investments in repurchase agreements with a gross value of $1,855,954,453 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Delayed-Delivery and When-Issued Transactions: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
On July 12, 2023, the SEC adopted rule and form amendments that govern money market funds under the 1940 Act. These rule amendments will be effective on October 2, 2023, and are intended to address problems experienced by certain money market funds in connection with the economic shock at the onset of the COVID-19 pandemic.  Along with amendments related to liquidity thresholds, redemption fees and the removal of redemption gates, there are amendments that add reporting requirements for money market funds on Form N-CR and Form N-MFP. There are various compliance dates for the amendments with the compliance date for the new reporting requirements on Form N-CR and Form N-MFP set for June 11, 2024. At this time, management is evaluating the impact of the rule and form amendments on the Schwab Money Funds.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund.  Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, the fund’s yield will change over time.  During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk.  A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of June 30, 2023:
Schwab Balanced Fund	0.3%
Schwab MarketTrack Balanced Portfolio	0.4%
Schwab MarketTrack Conservative Portfolio	0.2%
Schwab MarketTrack Growth Portfolio	0.6%
Schwab Monthly Income Fund - Flexible Payout	0.0%*
Schwab Monthly Income Fund - Income Payout	0.0%*
Schwab Monthly Income Fund - Target Payout	0.0%*
Schwab Target 2010 Fund	0.0%*
Schwab Target 2015 Fund	0.0%*
Schwab Target 2020 Fund	0.3%
Schwab Target 2025 Fund	0.3%
Schwab Target 2030 Fund	0.4%
Schwab Target 2035 Fund	0.1%
Schwab Target 2040 Fund	0.1%
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.2%
Schwab Target 2025 Index Fund	0.3%
Schwab Target 2030 Index Fund	0.3%
Schwab Target 2035 Index Fund	0.2%
Schwab Target 2040 Index Fund	0.1%
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2023, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

 5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2023, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$4,677,772,052	$259,265	($567,673)	($308,408)
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the fund had capital loss carryforwards of $218,130.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023. The tax basis components of distributions paid during the fiscal year ended December 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$65,187,807
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations.  During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.
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Financial Notes, unaudited (continued)

 8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Variable Share Price Money Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk
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Schwab Variable Share Price Money Fund
management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
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* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
37Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
Schwab Variable Share Price Money Fund | Semiannual Report38

Schwab Variable Share Price Money Fund

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

39Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Variable Share Price Money Fund | Semiannual Report40

Schwab Variable Share Price Money Fund
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
41Schwab Variable Share Price Money Fund | Semiannual Report

Schwab Variable Share Price Money Fund
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Variable Share Price Money Fund | Semiannual Report42

Notes

Notes

Schwab Variable Share Price Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR92570-07
00288432

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	August 16, 2023